UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.43%

AIRLINES—0.31%
Qantas Airways Ltd.(a)	3,313,905	$6,882,533

		6,882,533
APPAREL—0.23%
Billabong International Ltd.	602,730	5,170,654

		5,170,654
BANKS—30.65%
Australia and New Zealand Banking Group Ltd.	7,550,220	144,135,240
Bendigo and Adelaide Bank Ltd.	1,045,620	7,516,435
Commonwealth Bank of Australia	4,572,645	202,029,168
National Australia Bank Ltd.	6,318,120	132,718,467
Suncorp-Metway Ltd.	3,779,550	26,079,946
Westpac Banking Corp.	8,872,785	176,002,160

		688,481,416
BEVERAGES—1.88%
Coca-Cola Amatil Ltd.	1,675,545	15,396,697
Foster’s Group Ltd.	5,740,365	26,763,591

		42,160,288
BIOTECHNOLOGY—0.42%
Sonic Healthcare Ltd.	1,101,675	9,385,594

		9,385,594
BUILDING MATERIALS—1.04%
Boral Ltd.	1,777,665	8,453,859
CSR Ltd.	4,517,145	6,490,467
James Hardie Industries SE(a)	1,335,510	8,377,627

		23,321,953
CHEMICALS—0.55%
Incitec Pivot Ltd.	4,847,370	12,368,438

		12,368,438
COAL—0.16%
Macarthur Coal Ltd.	379,620	3,694,308

		3,694,308
COMMERCIAL SERVICES—1.93%
Brambles Ltd.	4,211,895	23,350,569
Intoll Group	6,753,240	5,953,710
Transurban Group	3,796,200	14,062,829

		43,367,108
COMPUTERS—0.54%
Computershare Ltd.	1,327,005	12,227,686

		12,227,686

DIVERSIFIED FINANCIAL SERVICES—2.27%
ASX Ltd.	514,485	13,576,694
Macquarie Group Ltd.	998,445	37,325,439

		50,902,133
ELECTRIC - DISTRIBUTION—0.81%
AGL Energy Ltd.	1,340,325	15,349,973
SP AusNet	4,039,290	2,910,490

		18,260,463
ENGINEERING & CONSTRUCTION—1.03%
Leighton Holdings Ltd.	401,820	11,134,960
WorleyParsons Ltd.	570,540	12,120,188

		23,255,148
ENTERTAINMENT—0.98%
Aristocrat Leisure Ltd.	1,194,360	4,090,334
Tabcorp Holdings Ltd.	1,814,295	10,258,312
Tatts Group Ltd.	3,803,415	7,673,489

		22,022,135
FOOD—4.23%
Goodman Fielder Ltd.	4,115,325	4,744,443
Metcash Ltd.	2,288,820	7,663,919
Woolworths Ltd.	3,692,415	82,664,890

		95,073,252
HEALTH CARE - PRODUCTS—0.46%
Cochlear Ltd.	168,165	10,433,489

		10,433,489
INSURANCE—5.10%
AMP Ltd.	6,108,885	29,258,535
AXA Asia Pacific Holdings Ltd.	3,085,800	15,302,621
Insurance Australia Group Ltd.	6,172,155	19,097,296
QBE Insurance Group Ltd.	3,056,940	50,842,641

		114,501,093
IRON & STEEL—0.95%
BlueScope Steel Ltd.(a)	5,443,995	10,660,360
OneSteel Ltd.	3,924,960	10,713,547

		21,373,907
LODGING—0.39%
Crown Ltd.	1,349,760	8,810,275

		8,810,275
MANUFACTURING—4.79%
Orica Ltd.	1,076,700	23,128,289
Wesfarmers Ltd.	2,997,555	73,435,691
Wesfarmers Ltd. Partially Protected	453,435	11,085,428

		107,649,408
MEDIA—0.36%
Fairfax Media Ltd.(b)	6,320,340	8,036,628

		8,036,628
METAL FABRICATE & HARDWARE—0.37%
Sims Metal Management Ltd.	484,515	8,333,577

		8,333,577
MINING—21.63%
Alumina Ltd.	7,286,040	10,376,312

BHP Billiton Ltd.	10,002,210	330,421,697
Energy Resources of Australia Ltd.	199,245	2,423,715
Fortescue Metals Group Ltd.(a)	3,707,400	13,168,177
Newcrest Mining Ltd.	1,441,335	39,147,103
OZ Minerals Ltd.(a)	9,319,560	8,611,208
Paladin Energy Ltd.(a)	2,031,300	6,663,881
Rio Tinto Ltd.	1,299,255	75,114,011

		485,926,104
OIL & GAS—5.79%
Arrow Energy Ltd.(a)	1,762,520	7,216,446
Caltex Australia Ltd.	402,930	3,835,761
Origin Energy Ltd.	2,619,045	33,147,055
Santos Ltd.	2,474,190	26,112,267
Woodside Petroleum Ltd.	1,621,710	59,745,486

		130,057,015
PACKAGING & CONTAINERS—0.84%
Amcor Ltd.	3,625,260	18,930,499

		18,930,499
PHARMACEUTICALS—1.97%
CSL Ltd.	1,660,005	44,185,648

		44,185,648
REAL ESTATE—6.48%
BGP Holdings PLC(c)	18,888,372	2,329
Dexus Property Group	14,230,755	9,349,144
Goodman Group	18,501,480	9,723,897
GPT Group	5,262,510	11,955,560
Lend Lease Group	1,603,950	10,551,027
Mirvac Group	8,917,740	9,751,843
Stockland Corp. Ltd.	7,106,220	23,252,419
Westfield Group	6,533,460	70,891,700

		145,477,919
REAL ESTATE INVESTMENT TRUSTS—0.38%
CFS Retail Property Trust(b)	5,239,755	8,594,768

		8,594,768
RETAIL—0.21%
Harvey Norman Holdings Ltd.	1,586,190	4,638,916

		4,638,916
TELECOMMUNICATIONS—1.45%
Telstra Corp. Ltd.	12,986,445	32,475,398

		32,475,398
TRANSPORTATION—1.23%
Asciano Group(a)	8,722,380	11,830,338
MAp Group	2,234,684	5,247,326
Toll Holdings Ltd.	1,983,570	10,492,387

		27,570,051

TOTAL COMMON STOCKS
(Cost: $2,482,699,387)		2,233,567,804

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	1,985,600	1,985,600
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	418,098	418,098
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	109,418	109,418

		2,513,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,513,116)		2,513,116

TOTAL INVESTMENTS IN SECURITIES—99.54%
(Cost: $2,485,212,503)		2,236,080,920
Other Assets, Less Liabilities—0.46%		10,378,022

NET ASSETS—100.00%		$2,246,458,942

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.06%

AUTO MANUFACTURERS—0.51%
Rosenbauer International AG	16,614	$604,793

		604,793
BANKS—19.92%
Erste Group Bank AG(a)	501,686	18,052,326
Raiffeisen International Bank Holding AG(a)	132,699	5,725,686

		23,778,012
BIOTECHNOLOGY—1.96%
Intercell AG(b)	106,997	2,339,356

		2,339,356
BUILDING MATERIALS—4.36%
Wienerberger AG (b)	342,149	5,210,725

		5,210,725
COMMERCIAL SERVICES—0.40%
Kapsch TrafficCom AG	14,129	475,653

		475,653
ELECTRIC—4.81%
EVN AG	5,353	72,612
Verbund AG(a)	174,163	5,672,052

		5,744,664
ELECTRICAL COMPONENTS & EQUIPMENT—1.16%
Zumtobel AG(b)	85,342	1,379,690

		1,379,690
ELECTRONICS—0.27%
Austria Technologie & Systemtechnik AG	26,767	326,776

		326,776
ENGINEERING & CONSTRUCTION—1.38%
Flughafen Wien AG	32,234	1,645,623

		1,645,623
ENTERTAINMENT—3.21%
bwin Interactive Entertainment AG	82,360	3,829,912

		3,829,912
ENVIRONMENTAL CONTROL—0.81%
BWT AG	40,399	970,455

		970,455
FOREST PRODUCTS & PAPER—1.36%
Mayr-Melnhof Karton AG	18,587	1,624,609

		1,624,609

INSURANCE—3.98%
Vienna Insurance Group AG	113,032	4,754,436

		4,754,436
IRON & STEEL—7.10%
voestalpine AG	300,330	8,481,059

		8,481,059
MACHINERY—5.03%
Andritz AG	101,388	5,626,198
A-TEC Industries AG(b)	33,583	373,544

		5,999,742
MACHINERY - CONSTRUCTION & MINING—0.78%
Palfinger AG	45,369	935,430

		935,430
MANUFACTURING—3.95%
RHI AG(b)	70,006	1,856,913
Semperit AG Holding	29,962	1,108,429
Strabag SE	73,769	1,752,048

		4,717,390
OIL & GAS—11.24%
OMV AG	404,345	13,412,825

		13,412,825
OIL & GAS SERVICES—1.33%
Schoeller-Bleckmann Oilfield Equipment AG	33,157	1,582,348

		1,582,348
REAL ESTATE—14.73%
Atrium European Real Estate Ltd.	570,627	2,814,675
CA Immobilien Anlagen AG(b)	238,347	2,510,056
conwert Immobilien Invest SE	207,675	2,197,290
ECO Business-Immobilien AG(b)	118,570	753,005
IMMOEAST AG(b)(c)	998,769	1,232
IMMOFINANZ AG (b)	2,627,885	8,133,847
IMMOFINANZ AG New(a)(b)(c)	897,599	1,107
Sparkassen Immobilien AG(b)	196,244	1,176,112

		17,587,324
TELECOMMUNICATIONS—8.93%
Telekom Austria AG	837,303	10,665,934

		10,665,934
TRANSPORTATION—1.84%
Oesterreichische Post AG	96,347	2,201,555

		2,201,555

TOTAL COMMON STOCKS
(Cost: $198,158,382)		118,268,311

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.09%

MONEY MARKET FUNDS—6.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	5,992,693	5,992,693
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	1,261,851	1,261,851
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	14,968	14,968

		7,269,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,269,512)		7,269,512

TOTAL INVESTMENTS IN SECURITIES—105.15%
(Cost: $205,427,894)		125,537,823
Other Assets, Less Liabilities—(5.15)%		(6,151,165)

NET ASSETS—100.00%		$119,386,658

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.19%

AGRICULTURE—0.48%
SIPEF NV	4,520	$249,541

		249,541
BANKS—13.48%
Ageas	1,018,808	2,628,270
Dexia SA(a)	279,048	1,193,022
KBC Groep NV(a)	79,778	3,129,904

		6,951,196
BEVERAGES—23.24%
Anheuser-Busch InBev NV	248,374	11,984,830

		11,984,830
BIOTECHNOLOGY—0.17%
Ablynx NV(a)	3,277	31,924
Devgen NV(a)	4,996	57,172

		89,096
BUILDING MATERIALS—0.14%
Deceuninck NV(a)	31,722	69,239

		69,239
CHEMICALS—6.06%
Recticel SA	11,639	116,400
Solvay SA	30,623	2,686,065
Tessenderlo Chemie NV	11,252	324,546

		3,127,011
COMPUTERS—0.12%
Econocom Group SA	4,407	62,225

		62,225
DIVERSIFIED FINANCIAL SERVICES—0.59%
KBC Ancora SCA(a)	15,594	301,330

		301,330
ELECTRICAL COMPONENTS & EQUIPMENT—2.38%
NV Bekaert SA	7,298	1,227,536

		1,227,536
ELECTRONICS—0.95%
Barco NV(a)	4,972	243,532
EVS Broadcast Equipment SA	5,366	246,023

		489,555
ENGINEERING & CONSTRUCTION—0.54%
Compagnie d’Entreprises CFE SA	4,660	218,826
Hamon & Cie (International) SA	1,701	60,578

		279,404

ENTERTAINMENT—0.27%
Kinepolis Group NV	2,668	141,143

		141,143
FOOD—12.11%
Colruyt SA	9,379	2,140,814
Delhaize Group SA	50,963	4,102,523

		6,243,337
HEALTH CARE - PRODUCTS—0.16%
Ion Beam Applications SA	9,156	84,342

		84,342
HOLDING COMPANIES - DIVERSIFIED—9.13%
Ackermans & van Haaren NV	12,882	765,599
Compagnie Nationale a Portefeuille SA	22,261	972,869
Groupe Bruxelles Lambert SA	41,019	2,972,738

		4,711,206
INVESTMENT COMPANIES—0.59%
RHJ International SA(a)	38,307	302,325

		302,325
MANUFACTURING—1.14%
Agfa-Gevaert NV(a)	91,132	588,868

		588,868
MEDIA—0.07%
Roularta Media Group NV(a)	1,623	35,145

		35,145
MINING—4.73%
Nyrstar NV	60,608	639,016
Umicore	59,212	1,799,511

		2,438,527
PHARMACEUTICALS—6.42%
Arseus NV	14,828	159,812
Galapagos NV(a)	28,031	367,095
Omega Pharma SA	10,131	438,443
ThromboGenics NV(a)	15,620	303,181
UCB SA	61,729	2,042,710

		3,311,241
REAL ESTATE—0.22%
Atenor Group SA	2,548	112,800

		112,800
REAL ESTATE INVESTMENT TRUSTS—3.51%
Befimmo SCA	7,910	560,087
Cofinimmo SA	6,441	747,966
Intervest Offices NV	3,955	98,079
Leasinvest Real Estate SCA	791	58,993
Warehouses De Pauw SCA	6,116	244,736
Wereldhave Belgium NV	1,356	100,362

		1,810,223
RETAIL—1.19%
SA D’Ieteren NV	1,397	614,146

		614,146

SEMICONDUCTORS—0.29%
Melexis NV(a)	15,793	151,322

		151,322
TELECOMMUNICATIONS—8.39%
Belgacom SA	74,015	2,303,239
Mobistar SA	18,578	946,963
Telenet Group Holding NV(a)	41,599	1,078,280

		4,328,482
TRANSPORTATION—0.94%
Compagnie Maritime Belge SA	8,136	229,252
Euronav SA	14,012	255,209

		484,461
VENTURE CAPITAL—0.88%
GIMV NV	10,005	455,877

		455,877

TOTAL COMMON STOCKS
(Cost: $81,569,569)		50,644,408

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	20,537	20,537

		20,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,537)		20,537

TOTAL INVESTMENTS IN SECURITIES—98.23%
(Cost: $81,590,106)		50,664,945
Other Assets, Less Liabilities—1.77%		913,909

NET ASSETS—100.00%		$51,578,854

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—44.76%

AEROSPACE & DEFENSE—0.56%
Empresa Brasileira de Aeronautica SA	9,520,532	$51,405,627

		51,405,627
AGRICULTURE—0.70%
Souza Cruz SA	1,731,000	63,851,488

		63,851,488
BANKS—2.98%
Banco do Brasil SA	10,386,060	148,151,567
Banco Santander (Brasil) SA	12,117,041	126,043,931

		274,195,498
BUILDING MATERIALS—0.38%
Duratex SA	4,039,000	34,492,837

		34,492,837
COMMERCIAL SERVICES—2.16%
Cielo SA	11,828,500	100,167,518
Companhia de Concessoes Rodoviarias	3,750,500	76,766,432
Localiza Rent A Car SA	2,019,500	21,062,884

		197,996,834
COSMETICS & PERSONAL CARE—0.78%
Natura Cosmeticos SA	3,462,000	71,910,413

		71,910,413
DIVERSIFIED FINANCIAL SERVICES—3.78%
BM&F Bovespa SA	37,793,500	252,997,810
Redecard SA	6,347,000	94,138,424

		347,136,234
ELECTRIC—1.60%
Centrais Eletricas Brasileiras SA	4,327,599	53,886,357
CPFL Energia SA	2,308,050	46,135,567
EDP Energias do Brasil SA	1,154,000	20,663,912
Tractebel Energia SA	2,308,000	25,864,860

		146,550,696
ENGINEERING & CONSTRUCTION—0.23%
Multiplan Empreendimentos Imobiliarios SA	1,154,000	21,108,981

		21,108,981
FOOD—2.79%
BRF - Brasil Foods SA	12,405,550	159,665,922
Cosan SA Industria e Comercio(a)	2,308,090	26,361,821
JBS SA	9,680,722	38,296,190
Marfrig Alimentos SA	3,462,000	32,426,446

		256,750,379

FOREST PRODUCTS & PAPER—0.60%
Fibria Celulose SA(a)	3,462,026	55,297,043

		55,297,043
HOME BUILDERS—0.57%
Brookfield Incorporacoes SA	4,039,000	16,601,069
MRV Engenharia e Participacoes SA	5,481,547	35,486,599

		52,087,668
INSURANCE—0.33%
Porto Seguro SA	2,308,000	23,525,069
SulAmerica SA	288,500	7,208,526

		30,733,595
INTERNET—0.21%
B2W Companhia Global do Varejo	1,154,030	19,233,833

		19,233,833
IRON & STEEL—3.11%
Companhia Siderurgica Nacional SA	14,425,054	218,164,040
MMX Mineracao e Metalicos SA(a)	2,019,500	12,295,028
Usinas Siderurgicas de Minas Gerais SA	2,308,000	55,697,190

		286,156,258
MINING—7.37%
Vale SA SP ADR(b)	24,895,384	676,905,491

		676,905,491
OIL & GAS—10.94%
OGX Petroleo e Gas Participacoes SA(a)	25,099,500	222,092,546
Petroleo Brasileiro SA	43,852,044	783,054,956

		1,005,147,502
PHARMACEUTICALS—0.77%
Hypermarcas SA(a)	5,193,000	70,641,967

		70,641,967
REAL ESTATE—2.53%
BR Malls Participacoes SA	2,596,500	32,974,835
Cyrela Brazil Realty SA	5,770,000	62,468,595
Gafisa SA	7,501,000	44,427,410
PDG Realty SA Empreendimentos e Participacoes	7,789,500	66,951,074
Rossi Residencial SA	3,462,000	25,521,521

		232,343,435
RETAIL—0.60%
Lojas Renner SA	2,308,000	54,870,634

		54,870,634
TELECOMMUNICATIONS—0.29%
Tele Norte Leste Participacoes SA	1,442,538	27,022,750

		27,022,750
TRANSPORTATION—0.95%
ALL - America Latina Logistica SA	8,078,000	65,425,124
LLX Logistica SA(a)	5,481,500	22,197,810

		87,622,934
WATER—0.53%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,596,500	48,782,727

		48,782,727

TOTAL COMMON STOCKS
(Cost: $2,780,681,904)		4,112,244,824

Security	Shares	Value

PREFERRED STOCKS—54.47%

AIRLINES—0.45%
GOL Linhas Aereas Inteligentes SA	2,019,500	22,542,738
TAM SA	1,442,500	19,312,810

		41,855,548
BANKS—13.14%
Banco Bradesco SA	25,965,040	422,021,311
Banco do Estado do Rio Grande do Sul SA	4,616,010	31,790,703
Itau Unibanco Holding SA	40,678,549	753,057,436

		1,206,869,450
BEVERAGES—3.00%
Companhia de Bebidas das Americas	2,866,180	274,000,491
Companhia de Bebidas das Americas New(c)	20,724	1,981,169

		275,981,660
CHEMICALS—1.14%
Braskem SA Class A(a)	3,173,536	18,604,090
Fertilizantes Fosfatados SA(a)	2,596,580	21,602,401
Ultrapar Participacoes SA	1,442,500	64,948,265

		105,154,756
ELECTRIC—3.35%
AES Tiete SA	2,075,000	21,950,413
Centrais Eletricas Brasileiras SA Class B	3,750,500	53,788,163
Companhia de Transmissao de Energia Eletrica Paulista	875,776	21,211,633
Companhia Energetica de Minas Gerais	7,302,235	103,398,038
Companhia Energetica de Sao Paulo Class B	3,462,070	41,296,868
Companhia Paranaense de Energia Class B	2,019,500	37,174,377
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	1,731,020	29,041,079

		307,860,571
FOOD—0.59%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,731,028	54,286,564

		54,286,564
FOREST PRODUCTS & PAPER—0.71%
Klabin SA	12,405,500	33,696,482
Suzano Bahia Sul Papel e Celulose SA	3,611,207	31,436,403

		65,132,885
HOLDING COMPANIES - DIVERSIFIED—2.99%
Itausa - Investimentos Itau SA	46,154,536	274,384,266

		274,384,266
INVESTMENT COMPANIES—1.01%
Bradespar SA	4,616,000	92,447,163

		92,447,163

IRON & STEEL—4.20%
Gerdau SA	12,694,046	170,792,619
Metalurgica Gerdau SA	5,481,590	92,718,905
Usinas Siderurgicas de Minas Gerais SA Class A	4,904,500	122,409,835

		385,921,359
MEDIA—0.38%
Net Servicos de Comunicacao SA(a)	3,462,082	34,906,943

		34,906,943
MINING—10.01%
Vale SA Class A	39,813,000	920,195,785

		920,195,785
OIL & GAS—10.20%
Petroleo Brasileiro SA	60,296,550	936,838,958

		936,838,958
RETAIL—0.49%
Lojas Americanas SA	6,635,500	44,711,937

		44,711,937
TELECOMMUNICATIONS—2.81%
Brasil Telecom SA(a)	7,212,515	44,705,671
Tele Norte Leste Participacoes SA	5,193,039	81,057,187
Telemar Norte Leste SA Class A	577,000	15,876,242
TIM Participacoes SA	11,251,519	29,818,075
Vivo Participacoes SA	3,173,580	86,552,182

		258,009,357

TOTAL PREFERRED STOCKS
(Cost: $3,039,779,213)		5,004,557,202

Security	Shares	Value

RIGHTS—0.00%

FOOD—0.00%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar(a)	7,825	345

		345
HOLDING COMPANIES - DIVERSIFIED—0.00%
Itausa - Investimentos Itau SA(a)	295,848	169,522

		169,522

TOTAL RIGHTS
(Cost: $0)		169,867

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	50,954,619	50,954,619

BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e(f)	10,729,256	10,729,256
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	1,234,163	1,234,163

		62,918,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,918,038)		62,918,038

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $5,883,379,155)		9,179,889,931
Other Assets, Less Liabilities—0.08%		7,419,118

NET ASSETS—100.00%		$9,187,309,049

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—80.86%

BRAZIL—13.67%
ALL - America Latina Logistica SA	301,000	$2,437,851
B2W Companhia Global do Varejo	43,000	716,667
Banco do Brasil SA	258,000	3,680,232
Banco Santander (Brasil) SA	301,037	3,131,448
BM&F Bovespa SA	990,069	6,627,735
BR Malls Participacoes SA	86,000	1,092,176
BRF - Brasil Foods SA	301,000	3,874,027
Centrais Eletricas Brasileiras SA	172,000	2,141,708
Cielo SA	330,500	2,798,780
Companhia de Concessoes Rodoviarias	129,000	2,640,413
Companhia Siderurgica Nacional SA	516,000	7,803,967
Cosan SA Industria e Comercio(a)	86,000	982,248
CPFL Energia SA	86,000	1,719,052
Cyrela Brazil Realty SA	172,000	1,862,149
Duratex SA	129,000	1,101,653
Empresa Brasileira de Aeronautica SA	344,000	1,857,411
Fibria Celulose SA(a)	140,141	2,238,395
Gafisa SA	172,000	1,018,733
Hypermarcas SA(a)	129,000	1,754,826
JBS SA	258,052	1,020,834
LLX Logistica SA(a)	172,000	696,529
Lojas Renner SA	43,000	1,022,286
Marfrig Alimentos SA	129,000	1,208,264
MMX Mineracao e Metalicos SA(a)	43,000	261,791
MRV Engenharia e Participacoes SA	215,000	1,391,873
Multiplan Empreendimentos Imobiliarios SA	43,000	786,556
OGX Petroleo e Gas Participacoes SA(a)	645,000	5,707,273
PDG Realty SA Empreendimentos e Participacoes	172,000	1,478,347
Petroleo Brasileiro SA	1,419,000	25,338,727
Redecard SA	215,000	3,188,871
Rossi Residencial SA	129,000	950,975
Souza Cruz SA	86,000	3,172,286
Tele Norte Leste Participacoes SA	43,000	805,510
Tractebel Energia SA	129,000	1,445,653
Usinas Siderurgicas de Minas Gerais SA	86,000	2,075,372
Vale SA	817,000	22,034,242

		122,064,860
CHINA—39.09%
Agile Property Holdings Ltd.(b)	1,720,000	1,818,096
Air China Ltd. Class H(a)	2,580,000	2,594,597
Alibaba.com Ltd.(b)	860,000	1,705,431
Aluminum Corp. of China Ltd. Class H(a)	2,580,000	2,216,839
Angang New Steel Co. Ltd. Class H	860,000	1,254,773
Anhui Conch Cement Co. Ltd. Class H	76,000	247,446
Anta Sports Products Ltd.	430,040	733,492
Bank of China Ltd. Class H	36,120,000	18,046,199

Bank of Communications Co. Ltd. Class H	3,870,000	4,100,656
BBMG Corp. Class H	1,075,000	1,018,951
Beijing Capital International Airport Co. Ltd. Class H	860,000	471,645
Belle International Holdings Ltd.	3,010,000	4,074,699
BYD Co. Ltd. Class H(b)	430,000	3,534,572
Chaoda Modern Agriculture (Holdings) Ltd.	1,064,556	1,033,663
China Agri-Industries Holdings Ltd.(b)	1,720,000	1,952,851
China CITIC Bank Class H	3,440,000	2,036,797
China Coal Energy Co. Class H	2,580,000	3,532,363
China Communications Construction Co. Ltd. Class H	3,010,000	2,582,447
China Construction Bank Corp. Class H	24,510,000	19,737,823
China COSCO Holdings Co. Ltd. Class H(b)	1,935,000	2,164,649
China Dongxiang (Group) Co. Ltd.	2,580,000	1,703,222
China Everbright Ltd.	860,000	1,895,414
China High Speed Transmission Equipment Group Co. Ltd.	860,000	1,988,197
China Life Insurance Co. Ltd. Class H	4,730,000	20,807,031
China Longyuan Power Group Corp. Ltd. Class H(a)	860,000	828,415
China Mengniu Dairy Co. Ltd.(a)	860,000	2,474,200
China Merchants Bank Co. Ltd. Class H	2,658,797	6,372,139
China Merchants Holdings (International) Co. Ltd.	860,000	2,656,452
China Minsheng Banking Corp. Ltd. Class H(a)	1,505,000	1,527,046
China Mobile Ltd.	3,655,000	34,315,723
China National Building Material Co. Ltd. Class H(b)	860,000	1,376,274
China Oilfield Services Ltd. Class H(b)	1,720,000	2,153,880
China Overseas Land & Investment Ltd.(b)	2,580,800	5,117,879
China Pacific Insurance (Group) Co. Ltd. Class H	172,000	666,046
China Petroleum & Chemical Corp. Class H	10,320,000	8,257,643
China Railway Construction Corp. Ltd. Class H	1,720,000	1,990,406
China Railway Group Ltd. Class H(a)	2,580,000	1,719,790
China Resources Enterprise Ltd.(b)	860,000	2,943,636
China Resources Land Ltd.(b)	1,720,000	3,229,715
China Resources Power Holdings Co. Ltd.	894,200	1,814,597
China Shenhua Energy Co. Ltd. Class H	1,935,000	7,766,393
China Shipping Container Lines Co. Ltd. Class H(a)	2,580,000	907,943
China Shipping Development Co. Ltd. Class H	860,000	1,175,245
China South Locomotive and Rolling Stock Corp. Ltd. Class H	1,290,000	878,120
China Taiping Insurance Holdings Co. Ltd.(a)	430,000	1,388,976
China Telecom Corp. Ltd. Class H	7,740,000	3,588,695
China Unicom (Hong Kong) Ltd.	3,467,900	4,226,892
China Yurun Food Group Ltd.	860,000	2,297,472
China Zhongwang Holdings Ltd.(b)	813,200	592,201
CITIC Pacific Ltd.(b)	860,000	1,577,303
CNOOC Ltd.	10,320,000	16,356,232
CNPC (Hong Kong) Ltd.	2,580,000	3,512,481
COSCO Pacific Ltd.	860,000	1,054,849
Country Garden Holdings Co. Ltd.	1,290,000	371,130
Datang International Power Generation Co. Ltd. Class H	1,720,000	695,869
Denway Motors Ltd.(b)	4,250,000	1,692,150
Dongfeng Motor Group Co. Ltd. Class H	1,720,000	2,008,079
Fosun International Ltd.	2,795,000	1,834,388
Franshion Properties (China) Ltd.(b)	2,580,000	772,083

Fushan International Energy Group Ltd.	2,580,000	1,603,812
Geely Automobile Holdings Ltd.(b)	4,300,000	1,446,965
GOME Electrical Appliances Holdings Ltd.(a)(b)	5,160,400	1,590,681
Greentown China Holdings Ltd.	430,000	471,092
Guangdong Investment Ltd.	2,580,000	1,222,741
Guangzhou R&F Properties Co. Ltd. Class H(b)	860,000	1,113,390
Hengan International Group Co. Ltd.	860,000	6,251,774
Hidili Industry International Development Ltd.(a)	1,290,000	1,171,379
Hopson Development Holdings Ltd.(b)	860,000	1,043,803
Huabao International Holdings Ltd.	430,000	543,993
Huaneng Power International Inc. Class H	2,580,000	1,517,657
Industrial and Commercial Bank of China Ltd. Class H	28,810,000	21,313,469
Jiangsu Expressway Co. Ltd. Class H	1,720,000	1,550,793
Jiangxi Copper Co. Ltd. Class H(b)	1,290,000	2,611,165
Kingboard Chemical Holdings Co. Ltd.	215,000	1,007,905
Lee & Man Paper Manufacturing Ltd.	430,000	328,052
Lenovo Group Ltd.	2,580,000	1,570,675
Li Ning Co. Ltd.	860,000	2,938,113
Longfor Properties Co. Ltd.	1,505,000	1,467,123
Maanshan Iron & Steel Co. Ltd. Class H(b)	1,720,000	839,461
Metallurgical Corp. of China Ltd. Class H(a)(b)	2,580,000	1,232,682
Nine Dragons Paper (Holdings) Ltd.(b)	860,000	1,294,537
Parkson Retail Group Ltd.(b)	645,000	1,004,039
PetroChina Co. Ltd. Class H	12,900,000	14,066,491
PICC Property and Casualty Co. Ltd. Class H(a)(b)	1,720,000	1,590,557
Ping An Insurance (Group) Co. of China Ltd. Class H	919,500	7,546,420
Poly (Hong Kong) Investments Ltd.(b)	1,310,984	1,315,033
Renhe Commercial Holdings Co. Ltd.	2,580,000	563,322
Semiconductor Manufacturing International Corp.(a)	3,440,000	296,020
Shanghai Electric Group Co. Ltd. Class H	2,580,000	1,196,232
Shanghai Industrial Holdings Ltd.(b)	430,000	1,739,672
Shimao Property Holdings Ltd.	1,290,000	1,902,041
Shui On Land Ltd.	3,010,000	1,302,821
Sinofert Holdings Ltd.	1,720,000	795,279
Sino-Ocean Land Holdings Ltd.(b)	2,795,000	2,082,084
Sinopharm Group Co. Ltd. Class H	172,000	680,405
Soho China Ltd.	2,580,000	1,378,483
Tencent Holdings Ltd.	516,000	9,954,238
Tingyi (Cayman Islands) Holding Corp.	1,720,000	3,795,246
Want Want China Holdings Ltd.	2,150,000	1,623,694
Weichai Power Co. Ltd. Class H	430,000	3,175,592
Yanzhou Coal Mining Co. Ltd. Class H	1,720,000	4,051,503
Zhejiang Expressway Co. Ltd. Class H	1,720,000	1,581,721
Zijin Mining Group Co. Ltd. Class H	2,210,000	1,637,783
ZTE Corp. Class H	86,000	284,975

		349,087,108
INDIA—15.07%
Dr. Reddy’s Laboratories Ltd. SP ADR(b)	452,790	12,995,073
HDFC Bank Ltd. SP ADR(b)	164,149	22,816,711
ICICI Bank Ltd. SP ADR	494,930	18,208,475
Infosys Technologies Ltd. SP ADR	497,940	28,646,488
Mahanagar Telephone Nigam Ltd. SP ADR(b)	290,831	695,086
Reliance Industries Ltd. SP GDR(c)	681,980	30,545,884
Satyam Computer Services Ltd. SP ADR(a)	829,390	4,287,946
Tata Communications Ltd. SP ADR	157,380	1,676,097
Wipro Ltd. SP ADR(b)	694,066	14,679,496

		134,551,256

RUSSIA—13.03%
Cherepovets MK Severstal SP GDR(a)(d)	232,630	2,519,383
JSC MMC Norilsk Nickel SP ADR(a)	574,426	9,420,586
LUKOIL SP ADR	322,930	15,629,812
Magnit OJSC SP GDR(a)(d)	119,540	2,301,145
Mechel OAO SP ADR	104,490	2,266,388
Mobile TeleSystems SP ADR	322,500	6,201,675
Novolipetsk Steel SP GDR(d)	76,540	2,215,833
OAO Gazprom SP ADR	1,580,646	32,640,340
OAO NovaTek SP GDR(d)	63,640	4,639,356
OAO Tatneft SP ADR	158,275	4,308,245
OAO TMK SP GDR(a)(d)	59,770	1,016,090
OJSC Comstar United Telesystems SP GDR	180,600	1,146,810
OJSC Rosneft Oil Co. SP GDR(d)	874,634	6,428,560
Polyus Gold SP ADR	92,283	2,359,676
Sberbank GDR(d)	49,020	11,548,784
Sistema JSFC SP GDR(d)	81,270	2,121,147
Surgutneftegaz SP ADR	468,700	4,237,048
Uralkali SP GDR(d)	103,630	1,944,099
VTB Bank OJSC SP GDR(d)	425,270	2,020,033
Wimm-Bill-Dann Foods OJSC SP ADR	65,360	1,372,560

		116,337,570

TOTAL COMMON STOCKS
(Cost: $715,361,062)		722,040,794

Security	Shares	Value

PREFERRED STOCKS—18.23%

BRAZIL—18.23%
AES Tiete SA	43,000	454,875
Banco Bradesco SA	1,075,160	17,475,052
Banco do Estado do Rio Grande do Sul SA	43,000	296,143
Bradespar SA	172,000	3,444,738
Brasil Telecom SA(a)	159,798	990,483
Braskem SA Class A(a)	129,000	756,232
Centrais Eletricas Brasileiras SA Class B	129,000	1,850,066
Companhia de Bebidas das Americas	87,095	8,326,090
Companhia de Bebidas das Americas New(e)	794	75,905
Companhia de Transmissao de Energia Eletrica Paulista	43,171	1,045,618
Companhia Energetica de Minas Gerais	236,693	3,351,521
Companhia Energetica de Sao Paulo Class B	129,000	1,538,760
Companhia Paranaense de Energia Class B	86,000	1,583,064
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	43,000	721,405
Fertilizantes Fosfatados SA(a)	86,020	715,648
Gerdau SA	473,000	6,364,000
GOL Linhas Aereas Inteligentes SA	43,000	479,989
Itau Unibanco Holding SA	1,290,067	23,882,232
Itausa - Investimentos Itau SA	1,559,173	9,269,133
Klabin SA	344,000	934,391
Lojas Americanas SA	258,000	1,738,480
Metalurgica Gerdau SA	178,800	3,024,331
Net Servicos de Comunicacao SA(a)	129,340	1,304,089
Petroleo Brasileiro SA	1,978,000	30,732,562
Suzano Bahia Sul Papel e Celulose SA	43,000	374,325
TAM SA	43,000	575,703
Tele Norte Leste Participacoes SA	172,000	2,684,716

Telemar Norte Leste SA Class A	43,000	1,183,152
TIM Participacoes SA	387,157	1,026,019
Usinas Siderurgicas de Minas Gerais SA Class A	174,150	4,346,554
Vale SA Class A	1,290,000	29,815,703
Vivo Participacoes SA	88,319	2,408,700

		162,769,679

TOTAL PREFERRED STOCKS
(Cost: $163,846,826)		162,769,679

Security	Shares	Value

RIGHTS—0.00%

BRAZIL—0.00%
Itausa - Investimentos Itau SA(a)	10,044	5,755

		5,755

TOTAL RIGHTS
(Cost: $0)		5,755

Security	Shares	Value

WARRANTS—0.00%

CHINA—0.00%
Kingboard Chemical Holdings Ltd. (Expires 10/31/12)(a)	20,200	8,769

		8,769

TOTAL WARRANTS
(Cost: $0)		8,769

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.27%

MONEY MARKET FUNDS—5.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(f)(g)(h)	38,642,413	38,642,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(f)(g)(h)	8,136,737	8,136,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(f)(g)	236,985	236,985

		47,016,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,016,135)		47,016,135

TOTAL INVESTMENTS IN SECURITIES—104.36%
(Cost: $926,224,023)	931,841,132
Other Assets, Less Liabilities—(4.36)%	(38,914,792)

NET ASSETS—100.00%	$892,926,340

GDR	-	Global Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

AEROSPACE & DEFENSE—0.22%
CAE Inc.	826,210	$7,589,567

		7,589,567
APPAREL—0.32%
Gildan Activewear Inc.(a)	369,151	10,706,643

		10,706,643
AUTO PARTS & EQUIPMENT—0.68%
Magna International Inc. Class A	339,693	23,005,834

		23,005,834
BANKS—23.45%
Bank of Montreal	1,774,057	104,088,358
Bank of Nova Scotia	3,275,547	149,573,761
Canadian Imperial Bank of Commerce	1,234,421	83,789,436
National Bank of Canada	516,912	28,288,594
Royal Bank of Canada	4,538,994	239,078,431
Toronto-Dominion Bank (The)	2,756,188	188,708,193

		793,526,773
CHEMICALS—3.59%
Agrium Inc.	502,407	27,566,455
Potash Corp. of Saskatchewan Inc.	945,807	93,924,139

		121,490,594
COMMERCIAL SERVICES—0.19%
Ritchie Bros. Auctioneers Inc.	305,620	6,254,224

		6,254,224
COMPUTERS—3.25%
CGI Group Inc. Class A(a)	818,105	12,797,477
Research In Motion Ltd.(a)	1,601,806	97,165,467

		109,962,944
DIVERSIFIED FINANCIAL SERVICES—0.87%
CI Financial Corp.	513,275	9,005,253
IGM Financial Inc.	377,479	14,264,944
TMX Group Inc.	239,575	6,196,691

		29,466,888
ELECTRIC—0.82%
Fortis Inc.	550,375	14,041,994
TransAlta Corp.	698,210	13,557,862

		27,599,856
ENGINEERING & CONSTRUCTION—0.63%
SNC-Lavalin Group Inc.	482,344	21,245,886

		21,245,886

FOOD—1.66%
Empire Co. Ltd. Class A	93,240	4,681,506
George Weston Ltd.	164,918	11,658,429
Loblaw Companies Ltd.	352,883	13,020,027
Metro Inc. Class A	342,290	14,188,305
Saputo Inc.	463,353	12,742,648

		56,290,915
FOREST PRODUCTS & PAPER—0.39%
Sino-Forest Corp. Class A(a)	773,115	13,262,642

		13,262,642
GAS—0.34%
Canadian Utilities Ltd. Class A	270,655	11,476,328

		11,476,328
HAND & MACHINE TOOLS—0.27%
Finning International Inc.	548,105	9,173,305

		9,173,305
HOLDING COMPANIES - DIVERSIFIED—1.56%
Brookfield Asset Management Inc. Class A	1,647,003	39,342,635
Onex Corp.	307,205	7,647,991
Sherritt International Corp.	937,636	5,938,242

		52,928,868
INSURANCE—7.87%
Fairfax Financial Holdings Ltd.	61,879	23,307,011
Great-West Lifeco Inc.	905,831	22,370,132
Industrial Alliance Insurance and Financial Services Inc.	259,000	8,336,963
Intact Financial Corp.	383,010	16,517,215
Manulife Financial Corp.	5,614,621	93,861,770
Power Corp. of Canada	1,109,006	28,969,565
Power Financial Corp.	789,144	22,009,884
Sun Life Financial Inc.	1,803,367	50,983,360

		266,355,900
IRON & STEEL—0.11%
Gerdau Ameristeel Corp.(a)	490,805	3,649,767

		3,649,767
MANUFACTURING—0.63%
Bombardier Inc. Class B	4,589,450	21,341,204

		21,341,204
MEDIA—3.46%
Rogers Communications Inc. Class B	1,456,409	49,553,361
Shaw Communications Inc. Class B	1,110,920	20,325,315
Thomson Reuters Corp.	1,193,109	42,251,216
Yellow Pages Income Fund	822,325	4,895,164

		117,025,056
MINING—16.28%
Agnico-Eagle Mines Ltd.	500,529	29,314,931
Barrick Gold Corp.	3,140,345	132,141,752
Cameco Corp.	1,254,839	30,643,082
Eldorado Gold Corp.(a)	1,717,969	29,275,394
First Quantum Minerals Ltd.	258,303	13,691,336
Franco-Nevada Corp.	363,681	10,375,076
Goldcorp Inc.	2,343,804	100,964,550
IAMGOLD Corp.	1,119,520	19,364,843
Inmet Mining Corp.	163,170	7,759,730

Ivanhoe Mines Ltd.(a)	823,620	12,006,556
Kinross Gold Corp.	2,243,056	38,692,503
Pan American Silver Corp.	324,396	8,119,154
Red Back Mining Inc.(a)	778,154	19,868,234
Silver Wheaton Corp.(a)	1,043,913	19,814,096
Teck Resources Ltd. Class B(a)	1,574,210	53,591,402
Yamana Gold Inc.	2,342,904	25,198,026

		550,820,665
OIL & GAS—21.58%
ARC Energy Trust	401,712	7,907,416
Athabasca Oil Sands Corp.	626,787	6,097,405
Bonavista Energy Trust	212,078	4,819,955
Canadian Natural Resources Ltd.	3,466,092	120,667,201
Canadian Oil Sands Trust	758,231	20,311,304
Cenovus Energy Inc.	2,399,857	64,651,910
Crescent Point Energy Corp.	600,046	22,253,513
EnCana Corp.	2,397,103	73,923,593
Enerplus Resources Fund	568,645	12,561,452
Ensign Energy Services Inc.	420,875	5,298,959
Husky Energy Inc.	814,394	20,390,827
Imperial Oil Ltd.	947,602	35,999,144
Nexen Inc.	1,671,490	36,510,199
Niko Resources Ltd.	143,777	14,091,951
Pacific Rubiales Energy Corp.(a)	795,152	16,559,366
Penn West Energy Trust	1,353,455	26,011,150
PetroBakken Energy Ltd. Class A	243,396	5,531,727
Petrobank Energy and Resources Ltd.(a)	307,727	12,793,671
Progress Energy Resources Corp.	578,345	6,621,599
Provident Energy Trust	846,930	5,951,705
Suncor Energy Inc.	4,979,478	151,903,437
Talisman Energy Inc.	3,254,040	55,482,063
Vermilion Energy Trust	127,763	4,077,336

		730,416,883
PHARMACEUTICALS—0.20%
Biovail Corp.	455,288	6,862,224

		6,862,224
PIPELINES—3.68%
Enbridge Inc.	1,147,756	51,581,351
TransCanada Corp.	2,193,602	72,821,078

		124,402,429
REAL ESTATE—0.42%
Brookfield Properties Corp.	960,882	14,080,631

		14,080,631
REAL ESTATE INVESTMENT TRUSTS—0.20%
RioCan Real Estate Investment Trust	378,396	6,926,705

		6,926,705
RETAIL—1.87%
Alimentation Couche-Tard Inc. Class B	397,565	7,224,674
Canadian Tire Corp. Ltd. Class A	249,830	13,646,097
Shoppers Drug Mart Corp.	694,527	23,538,363
Tim Hortons Inc.	572,459	18,976,722

		63,385,856
SOFTWARE—0.23%
Open Text Corp.(a)	182,595	7,752,821

		7,752,821

TELECOMMUNICATIONS—1.36%
BCE Inc.	808,694	23,585,627
TELUS Corp.	173,158	6,337,820
TELUS Corp. NVS	461,020	16,067,310

		45,990,757
TRANSPORTATION—3.69%
Canadian National Railway Co.	1,507,237	86,570,098
Canadian Pacific Railway Ltd.	538,192	29,632,291
Viterra Inc.(a)	1,186,964	8,623,436

		124,825,825

TOTAL COMMON STOCKS
(Cost: $3,638,932,033)		3,377,817,990

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	424,270	424,270

		424,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $424,270)		424,270

TOTAL INVESTMENTS IN SECURITIES—99.83%
(Cost: $3,639,356,303)		3,378,242,260
Other Assets, Less Liabilities—0.17%		5,831,702

NET ASSETS—100.00%		$3,384,073,962

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

AIRLINES—4.91%
LAN Airlines SA	805,728	$15,142,208

		15,142,208
APPAREL—0.25%
Forus SA	506,380	779,414

		779,414
BANKS—9.12%
Banco de Credito e Inversiones	212,016	8,208,763
Banco Santander Chile SA	250,724,992	15,247,110
CorpBanca SA	536,693,504	4,661,478

		28,117,351
BEVERAGES—4.15%
Compania Cervecerias Unidas SA	818,048	6,751,407
Vina Concha y Toro SA	2,940,112	6,052,355

		12,803,762
BUILDING MATERIALS—0.66%
SalfaCorp SA	994,448	2,047,117

		2,047,117
CHEMICALS—4.84%
Sociedad Quimica y Minera de Chile SA Series B	440,496	14,932,773

		14,932,773
COMPUTERS—0.89%
Sonda SA	1,780,464	2,737,106

		2,737,106
ELECTRIC—24.79%
AES Gener SA	14,781,088	6,378,619
Colbun SA	42,513,072	10,196,714
Empresa Electrica Pilmaiquen SA	150,864	555,590
Empresa Nacional de Electricidad SA	19,648,160	29,407,303
Enersis SA	78,416,352	29,915,209

		76,453,435
ENGINEERING & CONSTRUCTION—0.46%
Socovesa SA	3,141,040	1,414,803

		1,414,803
FOOD—7.22%
Cencosud SA	5,291,104	22,283,592

		22,283,592
FOREST PRODUCTS & PAPER—9.99%
Empresas CMPC SA	668,080	28,893,356

Masisa SA	14,523,600	1,920,023

		30,813,379
HOLDING COMPANIES - DIVERSIFIED—14.08%
Empresas Copec SA	2,762,144	43,437,909

		43,437,909
IRON & STEEL—4.63%
CAP SA	470,064	14,292,786

		14,292,786
METAL FABRICATE & HARDWARE—0.38%
Madeco SA	22,159,536	1,160,080

		1,160,080
REAL ESTATE—1.09%
Parque Arauco SA	2,611,392	3,372,370

		3,372,370
RETAIL—7.10%
La Polar SA	1,348,928	7,158,617
Ripley Corp. SA	2,669,554	2,480,492
S.A.C.I. Falabella SA	1,948,464	12,253,796

		21,892,905
TELECOMMUNICATIONS—2.69%
Empresa Nacional de Telecomunicaciones SA	634,032	8,298,096

		8,298,096
TRANSPORTATION—1.33%
Compania SudAmericana de Vapores SA(a)	4,723,712	4,112,618

		4,112,618
WATER—1.29%
Inversiones Aguas Metropolitanas SA	3,267,488	3,967,884

		3,967,884

TOTAL COMMON STOCKS
(Cost: $224,177,203)		308,059,588

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	442,961	442,961

		442,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $442,961)		442,961

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $224,620,164)		308,502,549
Other Assets, Less Liabilities—(0.02)%		(52,215)

NET ASSETS—100.00%		$308,450,334

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—90.88%

BRAZIL—7.46%
ALL - America Latina Logistica SA	2,971,800	$23,943,798
B2W Companhia Global do Varejo	120,300	1,994,560
Banco do Brasil SA	5,544,800	78,681,760
Banco Santander (Brasil) SA SP ADR	5,647,219	58,844,022
BM&F Bovespa SA	15,000,300	99,892,379
BR Malls Participacoes SA	270,300	3,414,862
BRF - Brasil Foods SA SP ADR	2,739,180	35,527,165
Centrais Eletricas Brasileiras SA SP ADR	1,127,331	14,069,091
Cielo SA	1,683,800	14,184,711
Companhia de Concessoes Rodoviarias	1,082,000	22,031,406
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR(a)	700,297	26,485,233
Companhia Siderurgica Nacional SA SP ADR	9,738,902	146,862,642
Cosan SA Industria e Comercio(b)	126,200	1,433,887
CPFL Energia SA SP ADR(a)	355,619	21,465,163
Cyrela Brazil Realty SA	798,100	8,595,596
Duratex SA	133,300	1,132,447
EDP Energias do Brasil SA	31,600	562,894
Empresa Brasileira de Aeronautica SA SP ADR(a)	4,340,115	94,527,705
Fibria Celulose SA SP ADR(a)(b)	4,150,165	66,236,633
Gafisa SA SP ADR(a)	2,253,328	26,814,603
Hypermarcas SA(b)	545,500	7,381,965
Itau Unibanco Holding SA SP ADR	29,158,476	536,807,543
JBS SA	5,328,065	20,967,666
Lojas Renner SA	472,800	11,181,869
Marfrig Alimentos SA	61,800	575,829
MRV Engenharia e Participacoes SA	280,800	1,808,386
Natura Cosmeticos SA	204,100	4,217,358
OGX Petroleo e Gas Participacoes SA(b)	10,939,600	96,294,862
PDG Realty SA Empreendimentos e Participacoes	1,359,100	11,620,696
Petroleo Brasileiro SA SP ADR	14,572,570	519,074,943
Redecard SA	1,082,500	15,971,992
Rossi Residencial SA	183,700	1,347,167
Souza Cruz SA	50,800	1,864,105
TAM SA SP ADR(a)	1,132,269	15,274,309
TIM Participacoes SA SP ADR	264,162	7,124,449
Tractebel Energia SA	44,700	498,327
Usinas Siderurgicas de Minas Gerais SA	106,900	2,566,303
Vale SA SP ADR	16,577,023	450,729,255
Vivo Participacoes SA SP ADR	890,946	24,340,645

		2,476,348,226
CHILE—1.85%
Banco Santander Chile SA SP ADR	3,159,870	196,133,131
Empresa Nacional de Electricidad SA SP ADR	13,208	590,662

Enersis SA SP ADR	8,982,505	169,320,219
LAN Airlines SA SP ADR(a)	4,371,933	81,317,954
Sociedad Quimica y Minera de Chile SA Series B SP ADR	5,018,079	168,356,550

		615,718,516
CHINA—18.84%
Agile Property Holdings Ltd.(a)	40,772,000	43,097,318
Air China Ltd. Class H(b)	46,166,000	46,427,190
Alibaba.com Ltd.(a)	12,765,000	25,313,751
Aluminum Corp. of China Ltd. Class H(a)(b)	42,630,000	36,629,403
Angang New Steel Co. Ltd. Class H(a)	26,233,320	38,275,421
Anhui Conch Cement Co. Ltd. Class H(a)	7,592,000	24,718,525
Anta Sports Products Ltd.(a)	10,426,402	17,783,651
Bank of China Ltd. Class H	632,999,000	316,257,631
Bank of Communications Co. Ltd. Class H(a)	83,686,000	88,673,765
BBMG Corp. Class H	9,383,000	8,893,782
Beijing Capital International Airport Co. Ltd. Class H(a)	28,490,000	15,624,593
Beijing Enterprises Holdings Ltd.	7,394,000	46,818,204
Belle International Holdings Ltd.	37,249,000	50,424,734
BYD Co. Ltd. Class H(a)	4,286,500	35,234,750
Chaoda Modern Agriculture (Holdings) Ltd.	11,375,942	11,045,810
China Agri-Industries Holdings Ltd.	26,234,000	29,785,519
China BlueChemical Ltd. Class H	2,472,000	1,514,451
China CITIC Bank Class H	24,851,000	14,714,082
China Coal Energy Co. Class H	40,942,000	56,055,038
China Communications Construction Co. Ltd. Class H	49,784,000	42,712,465
China Communications Services Corp. Ltd. Class H	828,000	367,955
China Construction Bank Corp. Class H	499,867,000	402,541,256
China COSCO Holdings Co. Ltd. Class H(a)	40,906,000	45,760,795
China Dongxiang (Group) Co. Ltd.	29,088,000	19,202,836
China Everbright Ltd.(a)	39,322,000	86,664,507
China High Speed Transmission Equipment Group Co. Ltd.	11,235,000	25,973,709
China Life Insurance Co. Ltd. Class H	88,442,000	389,051,882
China Longyuan Power Group Corp. Ltd. Class H(b)	9,026,000	8,694,507
China Mengniu Dairy Co. Ltd.(b)	14,863,000	42,760,511
China Merchants Bank Co. Ltd. Class H(a)	41,905,542	100,431,857
China Merchants Holdings (International) Co. Ltd.(a)	14,250,000	44,016,787
China Minsheng Banking Corp. Ltd. Class H(b)	18,090,000	18,354,986
China Mobile Ltd.	65,519,500	615,143,361
China National Building Material Co. Ltd. Class H(a)	22,472,000	35,962,358
China Oilfield Services Ltd. Class H	3,738,000	4,680,932
China Overseas Land & Investment Ltd.(a)	51,714,960	102,553,829
China Pacific Insurance (Group) Co. Ltd. Class H	1,475,400	5,713,280
China Petroleum & Chemical Corp. Class H	220,542,000	176,468,724
China Railway Construction Corp. Ltd. Class H	20,749,500	24,011,584
China Railway Group Ltd. Class H(b)	35,605,000	23,733,770
China Resources Enterprise Ltd.(a)	25,016,000	85,625,569
China Resources Land Ltd.(a)	48,816,000	91,663,820
China Resources Power Holdings Co. Ltd.(a)	20,414,999	41,428,083
China Shenhua Energy Co. Ltd. Class H	37,608,500	150,946,978
China Shineway Pharmaceutical Group Ltd.	113,000	351,948
China Shipping Container Lines Co. Ltd. Class H(a)(b)	90,946,000	32,005,348

China Shipping Development Co. Ltd. Class H(a)	32,040,000	43,784,715
China South Locomotive and Rolling Stock Corp. Ltd. Class H	3,792,000	2,581,265
China Taiping Insurance Holdings Co. Ltd.(b)	1,323,000	4,273,525
China Telecom Corp. Ltd. Class H	95,998,000	44,510,019
China Travel International Investment Hong Kong Ltd.(a)	160,088,951	33,514,856
China Unicom (Hong Kong) Ltd.	49,808,000	60,709,087
China Yurun Food Group Ltd.(a)	10,324,000	27,580,347
China Zhongwang Holdings Ltd.(a)	593,600	432,280
CITIC Pacific Ltd.(a)	24,851,000	45,578,546
CNOOC Ltd.	204,515,000	324,137,081
CNPC (Hong Kong) Ltd.	13,910,000	18,937,445
COSCO Pacific Ltd.	10,714,000	13,141,453
Country Garden Holdings Co. Ltd.	3,130,000	900,494
Datang International Power Generation Co. Ltd. Class H	28,502,000	11,531,194
Denway Motors Ltd.(a)	70,850,000	28,209,146
Dongfang Electric Corp. Ltd. Class H	14,356,000	44,528,593
Dongfeng Motor Group Co. Ltd. Class H(a)	37,384,000	43,645,356
Fosun International Ltd.	11,716,500	7,689,661
Franshion Properties (China) Ltd.(a)	4,356,000	1,303,563
Fushan International Energy Group Ltd.(a)	7,690,000	4,780,354
Geely Automobile Holdings Ltd.(a)	34,810,000	11,713,689
Golden Eagle Retail Group Ltd.(a)	7,571,000	14,741,471
GOME Electrical Appliances Holdings Ltd.(a)(b)	93,091,200	28,695,134
Greentown China Holdings Ltd.	8,442,500	9,249,292
Guangdong Investment Ltd.(a)	27,140,110	12,862,529
Guangzhou R&F Properties Co. Ltd. Class H(a)	18,482,400	23,928,049
Hengan International Group Co. Ltd.	6,196,000	45,041,851
Hidili Industry International Development Ltd.(b)	1,316,000	1,194,988
Hopson Development Holdings Ltd.	344,000	417,521
Huabao International Holdings Ltd.	4,429,000	5,603,125
Huaneng Power International Inc. Class H(a)	39,254,000	23,090,737
Industrial and Commercial Bank of China Ltd. Class H	482,138,000	356,682,857
Jiangsu Expressway Co. Ltd. Class H	10,720,000	9,665,410
Jiangxi Copper Co. Ltd. Class H(a)	38,842,000	78,622,380
Kingboard Chemical Holdings Co. Ltd.	2,306,500	10,812,714
Lee & Man Paper Manufacturing Ltd.	1,774,000	1,353,407
Lenovo Group Ltd.(a)	88,960,000	54,157,861
Li Ning Co. Ltd.(a)	7,578,000	25,889,557
Longfor Properties Co. Ltd.	11,194,500	10,912,767
Maanshan Iron & Steel Co. Ltd. Class H(a)	55,866,000	27,265,883
Metallurgical Corp. of China Ltd. Class H(a)(b)	2,649,000	1,265,649
Nine Dragons Paper (Holdings) Ltd.(a)	18,770,000	28,254,022
Parkson Retail Group Ltd.(a)	5,299,000	8,248,689
PetroChina Co. Ltd. Class H	234,204,000	255,382,061
PICC Property and Casualty Co. Ltd. Class H(a)(b)	24,858,000	22,987,253
Ping An Insurance (Group) Co. of China Ltd. Class H	19,885,500	163,202,108
Poly (Hong Kong) Investments Ltd.(a)	20,862,458	20,926,900
Renhe Commercial Holdings Co. Ltd.	82,450,000	18,002,299
Semiconductor Manufacturing International Corp.(b)	9,775,000	841,163
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	676,000	2,587,327
Shanghai Electric Group Co. Ltd. Class H	1,222,000	566,587
Shanghai Industrial Holdings Ltd.	7,577,000	30,654,641
Shimao Property Holdings Ltd.(a)	27,909,000	41,150,447
Shui On Land Ltd.(a)	58,183,450	25,183,597
Sinofert Holdings Ltd.(a)	58,444,000	27,022,830

Sino-Ocean Land Holdings Ltd.(a)	57,545,000	42,867,088
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	42,654,000	16,270,639
Sinopharm Group Co. Ltd. Class H(a)	6,396,000	25,301,575
Sinotruk (Hong Kong) Ltd.(a)	2,411,500	1,914,098
Skyworth Digital Holdings Ltd.(a)	2,736,000	2,154,095
Soho China Ltd.(a)	7,019,000	3,750,222
Tencent Holdings Ltd.(a)	10,217,900	197,115,134
Tingyi (Cayman Islands) Holding Corp.	15,116,000	33,354,039
Tsingtao Brewery Co. Ltd. Class H	1,964,000	9,408,897
Want Want China Holdings Ltd.(a)	12,602,000	9,517,112
Weichai Power Co. Ltd. Class H	323,000	2,385,386
Wumart Stores Inc. Class H(a)	1,051,000	1,995,104
XinAo Gas Holdings Ltd.	8,266,000	22,135,526
Yanzhou Coal Mining Co. Ltd. Class H	39,094,800	92,088,779
Zhejiang Expressway Co. Ltd. Class H	39,094,000	35,951,045
Zijin Mining Group Co. Ltd. Class H	83,432,000	61,829,660
ZTE Corp. Class H(a)	3,872,000	12,830,496

		6,254,925,925
COLOMBIA—0.45%
Bancolombia SA SP ADR	3,137,906	150,054,665

		150,054,665
CZECH REPUBLIC—1.00%
CEZ AS	5,947,518	249,705,821
Komercni Banka AS	483,096	83,243,115

		332,948,936
EGYPT—0.49%
Orascom Construction Industries Co. SP GDR(a)	2,508,979	105,753,465
Orascom Telecom Holding SAE SP GDR(a)(c)	10,780,073	56,056,380

		161,809,845
HUNGARY—1.00%
Magyar Telekom Telecommunications PLC	4,333,301	13,201,517
MOL Hungarian Oil and Gas Nyrt(a)(b)	974,139	78,006,686
OTP Bank Nyrt(a)(b)	4,072,655	105,217,379
Richter Gedeon Nyrt(a)	722,464	135,744,852

		332,170,434
INDIA—7.00%
Axis Bank Ltd. SP GDR(c)	988,850	26,876,943
Dr. Reddy’s Laboratories Ltd. SP ADR(a)	1,333,015	38,257,530
HDFC Bank Ltd. SP ADR(a)	3,476,520	483,236,280
ICICI Bank Ltd. SP ADR	9,046,384	332,816,467
Infosys Technologies Ltd. SP ADR	8,890,268	511,457,118
Larsen & Toubro Ltd. GDR(a)(c)	1,845,903	64,975,786
Mahanagar Telephone Nigam Ltd. SP ADR(a)	1,527,301	3,650,249
Reliance Industries Ltd. SP GDR(a)(d)	9,392,443	420,687,522
Satyam Computer Services Ltd. SP ADR(b)	2,970,733	15,358,690
Sterlite Industries (India) Ltd. SP ADR	5,315,156	75,794,125
Tata Communications Ltd. SP ADR	6,100,370	64,968,940
Tata Motors Ltd. SP ADR(a)	3,637,291	60,670,014
Wipro Ltd. SP ADR(a)	10,691,076	226,116,257

		2,324,865,921
INDONESIA—2.54%
PT Adaro Energy Tbk	99,927,000	20,610,180
PT Aneka Tambang Tbk	223,958,000	46,191,866
PT Astra Agro Lestari Tbk	4,446,500	9,219,027

PT Astra International Tbk	28,448,500	127,489,093
PT Bank Central Asia Tbk	160,027,500	91,587,469
PT Bank Danamon Indonesia Tbk	36,483,487	19,501,459
PT Bank Mandiri Tbk	96,919,500	52,852,813
PT Bank Negara Indonesia (Persero) Tbk	41,991,000	10,995,969
PT Bank Rakyat Indonesia Tbk	81,859,061	73,810,610
PT Bumi Resources Tbk	309,656,500	67,712,804
PT Gudang Garam Tbk	6,273,500	22,694,482
PT Indo Tambangraya Megah Tbk	3,785,500	13,959,810
PT Indocement Tunggal Prakarsa Tbk	1,908,500	3,039,833
PT Indofood Sukses Makmur Tbk	49,816,000	19,231,381
PT Indosat Tbk	1,895,560	1,033,700
PT International Nickel Indonesia Tbk	13,309,500	5,533,349
PT Perusahaan Gas Negara Tbk	168,881,500	67,476,005
PT Semen Gresik (Persero) Tbk	18,536,500	16,613,893
PT Tambang Batubara Bukit Asam Tbk	3,859,500	7,064,254
PT Telekomunikasi Indonesia Tbk	110,192,000	90,433,476
PT Unilever Indonesia Tbk	2,393,500	3,915,720
PT United Tractors Tbk	38,422,150	73,437,941

		844,405,134
MALAYSIA—1.79%
AirAsia Bhd (b)	16,443,500	5,837,043
Alliance Financial Group Bhd	2,576,700	2,149,856
AMMB Holdings Bhd	23,773,675	34,549,728
Axiata Group Bhd(b)	12,817,600	14,349,801
Berjaya Sports Toto Bhd	10,005,000	12,870,510
British American Tobacco (Malaysia) Bhd	1,189,900	15,595,777
Bursa Malaysia Bhd	5,768,300	12,075,628
CIMB Group Holdings Bhd	20,650,600	42,479,086
DiGi.Com Bhd	253,900	1,747,103
Gamuda Bhd	31,289,300	26,295,923
Genting Bhd	23,588,800	48,165,238
Genting Malaysia Bhd	48,368,400	38,888,428
Genting Plantations Bhd	2,231,700	4,367,253
Hong Leong Bank Bhd	323,300	829,829
Hong Leong Financial Group Bhd	491,800	1,183,245
IJM Corp. Bhd	15,353,720	21,474,712
IOI Corp. Bhd	28,918,820	41,763,830
Kuala Lumpur Kepong Bhd	2,069,400	9,957,732
Lafarge Malayan Cement Bhd	1,141,700	2,251,532
Malayan Banking Bhd	7,751,800	16,792,431
Malaysian Airline System Bhd(b)	9,862,500	5,834,913
Maxis Communications Bhd	6,756,700	10,741,841
MISC Bhd	4,218,800	10,508,601
MMC Corp. Bhd	9,001,300	6,718,203
Parkson Holdings Bhd	5,853,159	9,287,628
Petronas Dagangan Bhd	476,800	1,294,709
Petronas Gas Bhd	789,500	2,371,374
PLUS Expressways Bhd	17,840,720	17,321,087
PPB Group Bhd	3,151,100	14,818,583
Public Bank Bhd Foreign	774,800	2,698,636
RHB Capital Bhd	2,068,400	3,602,129
Sime Darby Bhd	24,329,673	57,797,737
SP Setia Bhd	10,402,800	11,993,519
Tanjong PLC	1,172,700	6,226,411
Telekom Malaysia Bhd	4,752,000	4,700,097
Tenaga Nasional Bhd	14,674,400	36,596,956
UMW Holdings Bhd	6,120,100	11,679,438
YTL Corp. Bhd	5,780,308	12,486,588
YTL Power International Bhd	20,038,960	13,314,722

		593,617,857

MEXICO—4.81%
Alfa SAB de CV Series A	7,173,400	49,731,830
America Movil SAB de CV Series L	162,850,600	388,141,524
Cemex SAB de CV CPO(b)	86,189,971	94,313,005
Desarrolladora Homex SAB de CV(a)(b)	1,711,400	7,579,818
Fomento Economico Mexicano SAB de CV BD Units	31,773,800	135,001,852
Grupo Aeroportuario del Pacifico SAB de CV Series B	94,900	323,987
Grupo Bimbo SAB de CV Series A	535,700	3,832,060
Grupo Carso SAB de CV Series A1(a)	1,710,841	5,733,163
Grupo Financiero Banorte SAB de CV Series O	18,654,356	72,204,148
Grupo Mexico SAB de CV Series B	53,121,063	126,692,361
Grupo Modelo SAB de CV Series C	21,542,398	118,047,412
Grupo Televisa SA CPO	34,208,800	128,530,903
Industrias Penoles SAB de CV	1,772,988	33,293,998
Kimberly-Clark de Mexico SAB de CV Series A	12,505,700	68,237,013
Mexichem SAB de CV	290,900	778,282
Telefonos de Mexico SAB de CV Series L	76,250,400	54,242,719
Telmex Internacional SAB de CV Series L	81,438,000	73,365,004
Urbi Desarrollos Urbanos SAB de CV(a)(b)	6,033,900	11,808,711
Wal-Mart de Mexico SAB de CV Series V	100,142,000	224,603,905

		1,596,461,695
PERU—0.75%
Compania de Minas Buenaventura SA SP ADR	4,772,589	171,813,204
Credicorp Ltd.	36,842	3,252,780
Southern Copper Corp.	2,505,260	73,855,065

		248,921,049
PHILIPPINE ISLANDS—1.26%
Ayala Corp.	7,658,353	55,525,338
Ayala Land Inc.	60,811,600	17,767,700
Bank of the Philippine Islands	48,888,840	47,084,804
Globe Telecom Inc.	818,120	15,670,083
Jollibee Foods Corp.(e)	63,874,200	84,326,938
Manila Electric Co.	15,996,702	60,240,800
Metropolitan Bank & Trust Co.	889,340	1,097,119
Philippine Long Distance Telephone Co.	979,010	50,852,159
SM Investments Corp.	3,414,231	29,372,510
SM Prime Holdings Inc.	244,603,820	55,585,761

		417,523,212
POLAND—1.36%
Asseco Poland SA	531,582	9,310,061
Bank Handlowy w Warszawie SA(b)	298,938	6,723,042
Bank Millennium SA(b)	3,862,399	5,549,508
Bank Pekao SA	1,290,195	64,979,043
Bank Zachodni WBK SA	200,005	12,365,892
BRE Bank SA(a)(b)	94,104	7,244,353
BRE Bank SA Temporary(b)(f)	39,653	3,052,584
Cyfrowy Polsat SA	2,540,506	11,603,817
Getin Holding SA(b)	2,910,321	8,970,544
Globe Trade Centre SA(b)	1,101,038	7,986,476
Grupa Lotos SA(b)	596,544	5,729,147
ING Bank Slaski SA(b)	29,661	6,769,378
Kernel Holding SA(b)	396,914	7,635,848
KGHM Polska Miedz SA	1,529,138	45,190,273
PBG SA	103,358	6,678,041

Polska Grupa Energetyczna SA(b)	2,364,893	15,365,599
Polski Koncern Naftowy ORLEN SA(a)(b)	3,299,370	38,273,670
Polskie Gornictwo Naftowe i Gazownictwo SA	15,558,858	16,142,677
Powszechna Kasa Oszczednosci Bank Polski SA	6,850,298	84,956,584
Powszechny Zaklad Ubezpieczen SA(b)	422,324	44,711,324
Telekomunikacja Polska SA	7,418,349	34,960,564
TVN SA	1,225,666	6,488,046

		450,686,471
RUSSIA—6.26%
JSC MMC Norilsk Nickel SP ADR(a)(b)	7,581,187	124,331,467
LUKOIL SP ADR	5,149,833	249,251,917
Magnit OJSC SP GDR(b)(c)	2,417,506	46,536,990
Mechel OAO SP ADR	3,401,674	73,782,309
Mobile TeleSystems SP ADR	5,053,092	97,170,959
Novolipetsk Steel SP GDR(c)	1,935,211	56,024,358
OAO Gazprom SP ADR	29,562,935	610,474,608
OAO NovaTek SP GDR(c)	1,189,197	86,692,461
OAO Tatneft SP ADR	3,992,034	108,663,166
OAO TMK SP GDR(b)(c)	647,616	11,009,472
OJSC Comstar United Telesystems SP GDR	1,630,964	10,356,621
OJSC Rosneft Oil Co. SP GDR(c)	13,436,062	98,755,056
Polyus Gold SP ADR	2,126,886	54,384,475
Rushydro SP ADR(b)	10,837,199	58,737,619
Sberbank GDR(c)	699,974	164,909,190
Sistema JSFC SP GDR(c)	756,712	19,750,183
Surgutneftegaz SP ADR	6,104,139	55,181,417
Uralkali SP GDR(c)	2,378,874	44,627,676
VTB Bank OJSC SP GDR(c)	14,931,823	70,926,159
Wimm-Bill-Dann Foods OJSC SP ADR	1,801,030	37,821,630

		2,079,387,733
SOUTH AFRICA—8.15%
Absa Group Ltd.	583,209	9,982,839
African Bank Investments Ltd.	18,136,925	76,036,695
African Rainbow Minerals Ltd.	485,075	11,113,341
Anglo Platinum Ltd.(a)(b)	588,851	59,623,611
AngloGold Ashanti Ltd.	2,543,230	107,137,300
ArcelorMittal South Africa Ltd.(b)	4,845,287	51,031,898
Aveng Ltd.	2,666,542	12,731,007
Bidvest Group Ltd.	3,982,262	68,568,472
Exxaro Resources Ltd.	2,584,625	37,434,906
FirstRand Ltd.	46,063,945	118,878,610
Foschini Ltd.	8,536,770	74,186,355
Gold Fields Ltd.	6,781,722	93,313,137
Harmony Gold Mining Co. Ltd.	4,012,123	39,224,482
Impala Platinum Holdings Ltd.	5,584,210	141,686,990
Imperial Holdings Ltd.	4,902,303	62,289,376
Investec Ltd.	6,035,498	45,297,526
Kumba Iron Ore Ltd.	661,353	28,341,150
Liberty Holdings Ltd.	1,272,160	11,979,971
Massmart Holdings Ltd.	751,993	11,624,343
MTN Group Ltd.	14,469,110	202,993,340
Murray & Roberts Holdings Ltd.	3,356,097	18,250,345
Naspers Ltd. Class N	5,652,346	223,273,156
Nedbank Group Ltd.	4,989,445	88,689,565
Netcare Ltd.(b)	28,130,638	50,299,755
Northam Platinum Ltd.(a)	455,383	2,818,131
Pick’n Pay Stores Ltd.	8,047,734	44,399,099
Pretoria Portland Cement Co. Ltd.	5,987,547	25,464,666

Remgro Ltd.	1,454,313	18,459,564
Reunert Ltd.	2,510,668	18,247,984
Sanlam Ltd.	28,386,963	88,396,810
Sappi Ltd.(b)	1,614,953	6,134,685
Sasol Ltd.	7,085,263	257,018,329
Shoprite Holdings Ltd.	16,285,099	169,396,336
Standard Bank Group Ltd.	13,409,350	188,831,757
Steinhoff International Holdings Ltd.(b)	3,107,679	8,024,172
Tiger Brands Ltd.	3,025,487	69,713,977
Truworths International Ltd.	14,525,847	104,237,620
Woolworths Holdings Ltd.	19,926,926	60,740,424

		2,705,871,724
SOUTH KOREA—12.70%
AmorePacific Corp.	4,630	3,557,812
Busan Bank	125,990	1,112,623
Celltrion Inc.(b)	373,929	6,541,762
Cheil Industries Inc.(a)	123,685	8,479,305
CJ CheilJedang Corp.	4,931	879,172
Daegu Bank	57,570	660,201
Daelim Industrial Co. Ltd.	53,150	2,495,890
Daewoo Engineering & Construction Co. Ltd.	81,410	596,954
Daewoo International Corp.(a)	77,466	2,016,651
Daewoo Securities Co. Ltd.	235,900	3,850,542
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	971,470	14,474,671
Dongbu Insurance Co. Ltd.	36,340	1,017,514
Dongkuk Steel Mill Co. Ltd.	245,440	4,201,438
Doosan Corp.(a)	304,560	23,224,724
Doosan Heavy Industries & Construction Co. Ltd.(a)	269,689	15,418,540
Doosan Infracore Co. Ltd.(b)	304,990	4,442,160
GLOVIS Co. Ltd.	16,120	1,713,673
GS Engineering & Construction Corp.	256,125	15,500,638
GS Holdings Corp.	83,110	2,455,768
Hana Financial Group Inc.	1,087,080	27,389,702
Hanjin Heavy Industries & Construction Co. Ltd.(a)	856,070	18,057,978
Hankook Tire Co. Ltd.	637,530	14,035,106
Hanwha Chemical Corp.(a)	268,220	3,569,830
Hanwha Corp.	86,280	2,433,881
Hite Brewery Co. Ltd.	1,872	227,996
Honam Petrochemical Corp.(a)	42,560	4,506,625
Hynix Semiconductor Inc.(a)(b)	2,579,440	55,490,401
Hyosung Corp.	166,165	8,874,002
Hyundai Department Store Co. Ltd.	9,110	777,818
Hyundai Development Co.	35,440	686,758
Hyundai Engineering & Construction Co. Inc.	726,145	30,817,019
Hyundai Heavy Industries Co. Ltd.(a)	395,980	71,098,405
Hyundai Mipo Dockyard Co. Ltd.	132,220	13,557,904
Hyundai Mobis Co. Ltd.	605,380	100,081,656
Hyundai Motor Co. Ltd.	1,524,797	175,498,755
Hyundai Securities Co. Ltd.	98,150	879,090
Hyundai Steel Co.(a)	371,329	27,321,658
Industrial Bank of Korea	206,250	2,304,807
Kangwon Land Inc.	47,510	668,119
KB Financial Group Inc. SP ADR	6,929,946	277,059,241
KCC Corp.	4,110	920,290
Kia Motors Corp.	2,130,670	55,377,980
Korea Electric Power Corp. SP ADR(b)	21,565,388	290,701,430
Korea Exchange Bank	308,350	3,265,080
Korea Gas Corp.	24,670	860,089

Korea Investment Holdings Co. Ltd.	21,390	544,307
Korea Life Insurance Co. Ltd.	1,835,490	11,338,816
Korea Zinc Co. Ltd.(a)	38,680	6,265,082
Korean Air Lines Co. Ltd.(b)	158,710	9,525,390
KT Corp. SP ADR	13,143,204	244,595,026
KT&G Corp.(a)	714,000	34,664,546
LG Chem Ltd.	398,360	90,032,394
LG Corp.	990,415	55,462,908
LG Display Co. Ltd. SP ADR(a)	11,119,836	198,933,866
LG Electronics Inc.(a)	798,010	68,134,617
LG Household & Health Care Ltd.(a)	6,860	1,814,557
LG Telecom Ltd.	181,700	1,181,776
Lotte Shopping Co. Ltd.	9,820	2,589,294
LS Corp.	24,130	1,593,653
LS Industrial Systems Co. Ltd.	42,659	2,285,335
Mirae Asset Securities Co. Ltd.	123,230	5,147,262
NCsoft Corp.	301,635	48,856,462
NHN Corp.(b)	271,930	39,378,805
OCI Co. Ltd.(a)	119,790	20,054,409
POSCO SP ADR	4,474,098	431,168,824
S1 Corp.	8,980	421,695
Samsung C&T Corp.	1,358,250	56,392,416
Samsung Card Co. Ltd.	12,920	515,329
Samsung Electro-Mechanics Co. Ltd.(a)	405,855	47,391,933
Samsung Electronics Co. Ltd. SP GDR(a)(c)	3,009,217	981,757,046
Samsung Engineering Co. Ltd.(a)	206,970	17,844,482
Samsung Fire & Marine Insurance Co. Ltd.	51,170	7,667,041
Samsung Heavy Industries Co. Ltd.	2,036,070	37,409,900
Samsung Life Insurance Co. Ltd.(b)	543,410	49,125,919
Samsung SDI Co. Ltd.(a)	132,710	17,551,735
Samsung Securities Co. Ltd.	71,510	3,196,446
Samsung Techwin Co. Ltd.	565,987	46,903,037
Shinhan Financial Group Co. Ltd.	1,556,890	55,386,787
Shinhan Financial Group Co. Ltd. SP ADR	646,556	45,330,041
Shinsegae Co. Ltd.	49,960	19,634,387
SK Broadband Co. Ltd.(b)	136,420	654,323
SK Energy Co. Ltd.	281,340	25,316,243
SK Holdings Co. Ltd.	93,020	6,501,628
SK Networks Co. Ltd.	216,380	1,865,579
SK Telecom Co. Ltd. SP ADR	12,020,096	186,912,493
S-Oil Corp.	62,030	2,642,889
STX Pan Ocean Co. Ltd.(a)	2,279,800	21,659,674
Tong Yang Securities Inc.	294,150	2,004,253
Woongjin Coway Co. Ltd.	64,920	1,948,171
Woori Finance Holdings Co. Ltd.	562,850	7,302,704
Woori Investment & Securities Co. Ltd.	95,720	1,165,803
Yuhan Corp.	9,524	1,147,998

		4,218,318,939
TAIWAN—10.30%
Acer Inc.	13,554,000	34,135,717
Asia Cement Corp.	5,857,081	5,039,177
ASUSTeK Computer Inc.(f)	15,296,000	23,113,764
AU Optronics Corp. SP ADR(a)	24,052,029	233,785,722
Capital Securities Corp.(b)	19,999,000	8,477,997
Catcher Technology Co. Ltd.	3,873,210	9,439,613
Cathay Financial Holding Co. Ltd.(b)	28,424,000	41,750,960
Chang Hwa Commercial Bank Ltd.	637,000	253,098
Cheng Shin Rubber Industry Co. Ltd.	11,779,515	24,617,817
Chicony Electronics Co. Ltd.	442,000	1,066,160
China Airlines Ltd.(b)	15,296,000	6,795,351

China Development Financial Holding Corp.(b)	990,000	251,809
China Steel Corp.	83,164,000	78,965,927
Chinatrust Financial Holding Co. Ltd.	57,855,000	29,594,045
Chinese Gamer International Corp.	913,000	9,454,628
Chunghwa Picture Tubes Ltd.(b)	5,073,000	328,534
Chunghwa Telecom Co. Ltd. SP ADR	21,741,363	414,390,379
Clevo Co.(b)	5,930,000	11,298,418
CMC Magnetics Corp.(b)	8,136,000	2,049,050
Compal Communications Inc.	7,538,750	6,238,364
Compal Electronics Inc.	20,433,000	24,899,193
Coretronic Corp.	210,000	311,418
Delta Electronics Inc.	4,751,000	14,863,829
Epistar Corp.	4,388,345	13,180,069
Eternal Chemical Co. Ltd.	452,000	424,941
EVA Airways Corp.(b)	5,736,000	3,194,294
Evergreen International Storage & Transport Corp.(b)	7,904,000	5,650,395
Evergreen Marine Corp. Ltd.(b)	15,981,000	9,174,569
Everlight Electronics Co. Ltd.	578,000	1,582,274
Far Eastern Department Stores Co. Ltd.	7,455,000	6,075,766
Far Eastern New Century Corp.	26,170,434	25,831,877
Far EasTone Telecommunications Co. Ltd.	2,125,000	2,532,967
Farglory Land Development Co. Ltd.	15,066,000	29,459,383
Feng Hsin Iron & Steel Co. Ltd.	5,570,000	7,728,487
First Financial Holding Co. Ltd.	654,000	336,581
Formosa Chemicals & Fibre Corp.	17,017,000	37,480,151
Formosa International Hotels Corp.	93,000	968,886
Formosa Petrochemical Corp.	913,000	2,153,713
Formosa Plastics Corp.	29,544,000	59,340,335
Formosa Taffeta Co. Ltd.	6,651,000	4,681,825
Foxconn Technology Co. Ltd.	165,272	610,136
Fubon Financial Holding Co. Ltd.(b)	11,676,000	13,296,616
Giant Manufacturing Co. Ltd.	4,036,000	12,058,692
HannStar Display Corp.(b)	12,977,963	2,448,327
Hon Hai Precision Industry Co. Ltd.	75,050,762	298,197,843
HTC Corp.	9,607,990	130,757,760
Hua Nan Financial Holdings Co. Ltd.	318,000	175,597
Innolux Display Corp.	19,786,487	22,347,120
Inventec Co. Ltd.	868,000	469,798
KGI Securities Co. Ltd.	51,309,000	18,460,228
Largan Precision Co. Ltd.	611,000	9,825,395
Lite-On Technology Corp.	3,824,000	4,348,785
Macronix International Co. Ltd.	23,056,275	14,931,559
MediaTek Inc.	5,805,802	93,362,186
Mega Financial Holding Co. Ltd.	1,232,000	647,539
MiTAC International Corp.	7,403,728	2,872,221
Motech Industries Inc.	3,913,000	11,323,932
Nan Ya Plastics Corp.	36,419,000	59,248,455
Novatek Microelectronics Corp. Ltd.	607,000	1,745,219
Phison Electronics Corp.	1,183,000	7,346,677
Pixart Imaging Inc.	61,000	354,013
Polaris Securities Co. Ltd.(b)	39,894,000	16,537,472
Pou Chen Corp.	21,032,000	15,956,513
Powertech Technology Inc.	483,000	1,434,033
President Chain Store Corp.	844,000	2,365,899
Prime View International Co. Ltd.(b)	8,656,000	13,052,989
Qisda Corp.(b)	549,000	279,966
Quanta Computer Inc.	5,865,000	10,569,055
Realtek Semiconductor Corp.	155,000	368,545
Richtek Technology Corp.	163,000	1,509,472
Ruentex Industries Ltd.(b)	9,281,000	21,835,256

Shin Kong Financial Holding Co. Ltd.(b)	16,067,345	5,403,787
Siliconware Precision Industries Co. Ltd. SP ADR(a)	32,552,938	177,087,983
Simplo Technology Co. Ltd.	87,000	483,129
SinoPac Financial Holdings Co. Ltd.(b)	1,614,000	480,208
Synnex Technology International Corp.	4,922,280	10,718,184
Taishin Financial Holdings Co. Ltd.(b)	1,327,000	467,056
Taiwan Business Bank Ltd.(b)	819,000	205,240
Taiwan Cement Corp.	28,999,190	24,496,007
Taiwan Cooperative Bank Co. Ltd.	457,000	260,930
Taiwan Fertilizer Co. Ltd.	6,481,000	18,045,865
Taiwan Glass Industrial Corp.	2,902,000	2,614,782
Taiwan Mobile Co. Ltd.	4,576,000	8,690,012
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	69,200,181	674,701,765
Tatung Co. Ltd.(b)	61,681,000	11,288,934
Teco Electric and Machinery Co. Ltd.	24,206,000	9,882,782
Transcend Information Inc.	101,000	264,796
Tripod Technology Corp.	54,000	197,663
TSRC Corp.	3,482,000	4,847,686
Tung Ho Steel Enterprise Corp.	10,688,000	9,011,579
U-Ming Marine Transport Corp.	4,010,000	7,966,430
Unimicron Technology Corp.	1,313,000	1,860,838
Uni-President Enterprises Co.	35,797,012	36,733,837
United Microelectronics Corp. SP ADR(a)(b)	101,110,540	334,675,888
Walsin Lihwa Corp.(b)	17,202,000	6,189,028
Winbond Electronics Corp.(b)	1,584,000	402,399
Wintek Corp.(b)	4,148,000	2,880,961
Wistron Corp.	5,276,000	8,698,835
WPG Holdings Co. Ltd.	3,824,000	7,393,533
Yang Ming Marine Transport Corp.	30,031,978	12,308,380
Young Fast Optoelectronics Co. Ltd.	1,224,000	8,654,371
Yuanta Financial Holding Co. Ltd.	38,829,000	20,651,462
Yulon Motor Co. Ltd.	32,452,000	32,336,765

		3,419,555,896
THAILAND—1.46%
Advanced Info Service PCL	1,137,900	2,586,534
Advanced Semiconductor Engineering Inc.	3,720,000	3,130,696
Bangkok Bank PCL Foreign	7,998,000	28,252,803
Banpu PCL Foreign	2,511,000	44,273,199
BEC World PCL	322,200	232,582
Charoen Pokphand Foods PCL	8,690,400	4,644,846
CP All PCL	1,347,700	1,128,086
Glow Energy PCL	137,400	147,719
IRPC PCL Foreign	128,707,800	17,079,333
Kasikornbank PCL Foreign	16,222,600	42,730,393
Krung Thai Bank PCL Foreign	61,882,100	21,099,410
PTT Aromatics & Refining PCL Foreign	36,630,386	29,254,801
PTT Chemical PCL Foreign	11,273,268	30,905,826
PTT Exploration and Production PCL Foreign	27,112,500	118,677,047
PTT PCL Foreign	15,753,900	117,107,781
Siam Cement PCL Foreign	2,552,400	19,130,260
Thai Oil PCL NVDR	3,243,100	4,333,431

		484,714,747
TURKEY—1.41%
Akbank TAS	10,496,900	53,261,651
Anadolu Efes Biracilik ve Malt Sanayii AS	534,152	6,068,359
Asya Katilim Bankasi AS	19,117,037	41,728,534
BIM Birlesik Magazalar AS	318,062	8,627,543

Coca-Cola Icecek AS	31,590	290,334
Dogan Sirketler Grubu Holdings AS	3,662,188	2,687,973
Enka Insaat ve Sanayi AS	323,277	1,083,231
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	9,564,485	25,882,956
KOC Holding AS	3,828,088	13,315,726
Migros TAS	1	11
Turk Hava Yollari AO	747,326	2,117,773
Turkcell Iletisim Hizmetleri AS(a)	5,705,909	31,137,045
Turkiye Garanti Bankasi AS(a)	25,400,107	111,048,464
Turkiye Halk Bankasi AS	1,693,072	11,346,219
Turkiye Is Bankasi AS	11,303,434	35,205,998
Turkiye Petrol Rafinerileri AS	1,327,669	24,362,065
Turkiye Vakiflar Bankasi TAO(b)	26,133,461	56,710,344
Yapi ve Kredi Bankasi AS(a)(b)	17,130,077	45,044,625

		469,918,851

TOTAL COMMON STOCKS
(Cost: $32,167,518,584)		30,178,225,776

Security	Shares	Value

PREFERRED STOCKS—7.89%

BRAZIL—7.88%
AES Tiete SA	46,200	486,182
Banco Bradesco SA SP ADR	29,414,716	480,636,459
Bradespar SA	741,200	14,767,125
Brasil Telecom SA SP ADR(b)	1,491,848	27,256,063
Centrais Eletricas Brasileiras SA Class B SP ADR	280,900	4,106,758
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(a)	1,903,811	119,007,226
Companhia de Bebidas das Americas SP ADR	3,010,325	290,014,710
Companhia de Transmissao de Energia Eletrica Paulista	13,300	320,454
Companhia Energetica de Minas Gerais SP ADR(a)	3,708,488	53,290,973
Companhia Energetica de Sao Paulo Class B	45,500	539,915
Companhia Paranaense de Energia Class B SP ADR(a)	534,542	9,915,754
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	79,300	1,323,478
Gerdau SA SP ADR	9,058,355	121,925,458
Gol Linhas Aereas Inteligentes SA SP ADR(a)	1,765,822	19,989,105
Itausa - Investimentos Itau SA	24,800,400	146,668,302
Lojas Americanas SA	541,600	3,630,457
Metalurgica Gerdau SA	777,800	13,087,673
Net Servicos de Comunicacao SA SP ADR(a)(b)	2,852,369	29,151,211
Petroleo Brasileiro SA SP ADR	20,197,207	625,507,501
Suzano Bahia Sul Papel e Celulose SA	110,200	954,322
Tele Norte Leste Participacoes SA SP ADR	3,162,369	48,858,601
Ultrapar Participacoes SA	70,400	3,153,241
Usinas Siderurgicas de Minas Gerais SA Class A	2,478,500	61,537,983
Vale SA Class A SP ADR	23,443,162	540,364,884
		2,616,493,835

SOUTH KOREA—0.01%
Hyundai Motor Co. Ltd.	3,400	143,155

Hyundai Motor Co. Ltd. Series 2	13,180	577,001
LG Electronics Inc.	5,110	176,443
Samsung Electronics Co. Ltd.	6,580	2,820,039

		3,716,638

TOTAL PREFERRED STOCKS
(Cost: $2,667,038,738)		2,620,210,473

Security	Shares	Value

RIGHTS—0.00%

BRAZIL—0.00%
Itausa - Investimentos Itau SA(b)	159,771	91,072

		91,072

TOTAL RIGHTS
(Cost: $0)		91,072

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Kingboard Chemical Holdings Ltd. (Expires 10/31/12)(b)	189,350	82,200

		82,200

TOTAL WARRANTS
(Cost: $0)		82,200

Security	Shares	Value

EXCHANGE-TRADED FUNDS—0.46%
iShares MSCI Malaysia Index Fund(e)	1,217,802	13,505,424
iShares MSCI South Korea Index Fund(a)(e)	1,503,252	66,143,088
iShares MSCI Taiwan Index Fund(e)	6,550,568	74,414,453

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $168,668,642)		154,062,965

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.97%

MONEY MARKET FUNDS—4.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(g)(h)	1,239,132,944	1,239,132,944
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(e)(g)(h)	260,917,951	260,917,951
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(g)	148,713,725	148,713,725

		1,648,764,620

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,648,764,620)	1,648,764,620

TOTAL INVESTMENTS IN SECURITIES—104.20%
(Cost: $36,651,990,584)	34,601,437,106
Other Assets, Less Liabilities—(4.20)%	(1,393,551,180)

NET ASSETS—100.00%	$33,207,885,926

CPO	-	Certificates of Participation (Ordinary)
GDR	-	Global Depositary Receipts
NVDR	-	Non-Voting Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.36%

CZECH REPUBLIC—5.58%
CEZ AS	8,730	$366,528
Komercni Banka AS	730	125,788
Telefonica O2 Czech Republic AS	9,850	191,824

		684,140
HUNGARY—5.42%
Magyar Telekom Telecommunications PLC	23,150	70,527
MOL Hungarian Oil and Gas Nyrt(a)	2,320	185,780
OTP Bank Nyrt(a)	9,650	249,309
Richter Gedeon Nyrt	850	159,708

		665,324
POLAND—15.36%
Asseco Poland SA	3,150	55,169
Asseco Poland SA New(a)	141	2,401
Bank Handlowy w Warszawie SA(a)	1,620	36,433
Bank Millennium SA(a)	16,361	23,508
Bank Pekao SA	5,720	288,081
Bank Zachodni WBK SA	1,090	67,392
BRE Bank SA(a)	480	36,952
BRE Bank SA Temporary(a)(b)	200	15,396
Cyfrowy Polsat SA	5,520	25,213
Getin Holding SA(a)	16,130	49,718
Globe Trade Centre SA(a)	5,270	38,226
Grupa Lotos SA(a)	2,690	25,834
ING Bank Slaski SA(a)	180	41,080
Kernel Holding SA(a)	2,450	47,133
KGHM Polska Miedz SA	5,400	159,585
PBG SA	520	33,598
Polska Grupa Energetyczna SA(a)	16,040	104,218
Polski Koncern Naftowy ORLEN SA(a)	16,270	188,737
Polskie Gornictwo Naftowe i Gazownictwo SA	74,170	76,953
Powszechna Kasa Oszczednosci Bank Polski SA	30,830	382,350
Telekomunikacja Polska SA	31,350	147,744
TVN SA	7,180	38,007

		1,883,728
RUSSIA—73.00%
Cherepovets MK Severstal SP GDR(a)(c)	11,482	124,350
LUKOIL SP ADR	22,800	1,103,520
Magnit OJSC SP GDR(a)(c)	15,130	291,252
Mechel OAO SP ADR	7,310	158,554
MMC Norilsk Nickel SP ADR(a)	38,000	623,200
Mobile TeleSystems SP ADR	27,180	522,671
Novolipetsk Steel SP GDR(c)	4,620	133,749
OAO Gazprom SP ADR	122,125	2,521,881
OAO NovaTek SP GDR(c)	4,970	362,313
OAO Tatneft SP ADR	12,780	347,872

OAO TMK SP GDR(a)(c)	3,350	56,950
OJSC Comstar United Telesystems SP GDR	13,600	86,360
OJSC Rosneft Oil Co. SP GDR(c)	74,026	544,091
Polyus Gold SP ADR	6,315	161,475
Sberbank GDR(c)	3,952	931,065
Sistema JSFC SP GDR(c)	5,410	141,201
Surgutneftegaz SP ADR	42,497	384,173
Uralkali SP GDR(c)	8,188	153,607
VTB Bank OJSC SP GDR(c)	46,000	218,500
Wimm-Bill-Dann Foods OJSC SP ADR	4,110	86,310

		8,953,094

TOTAL COMMON STOCKS
(Cost: $13,070,687)		12,186,286

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.37%

MONEY MARKET FUNDS—0.37%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	44,712	44,712

		44,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,712)		44,712

TOTAL INVESTMENTS IN SECURITIES—99.73%
(Cost: $13,115,399)		12,230,998
Other Assets, Less Liabilities—0.27%		33,698

NET ASSETS—100.00%		$12,264,696

GDR	-	Global Depositary Receipts
SP ADR	-	Sponsored American Depositary Receipts
SP GDR	-	Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—97.64%

AUSTRIA—1.08%
Erste Group Bank AG	43,222	$1,555,271
IMMOEAST AG(a)(b)	105,078	130
IMMOFINANZ AG(a)	225,120	696,793
IMMOFINANZ AG New(a)(b)	68,575	85
OMV AG	35,070	1,163,333
Raiffeisen International Bank Holding AG(c)	13,452	580,426
Telekom Austria AG	73,898	941,345
Verbund AG(c)	19,530	636,043
Vienna Insurance Group AG	9,870	415,159
voestalpine AG	29,610	836,161

		6,824,746
BELGIUM—3.28%
Ageas	525,630	1,355,994
Anheuser-Busch InBev NV	167,894	8,101,416
Belgacom SA	39,443	1,227,409
Colruyt SA	3,348	764,201
Compagnie Nationale a Portefeuille SA	12,402	542,003
Delhaize Group SA	23,310	1,876,456
Dexia SA(a)(c)	132,273	565,511
Groupe Bruxelles Lambert SA	21,287	1,542,716
KBC Groep NV(a)	38,560	1,512,812
Mobistar SA	7,140	363,942
Solvay SA	14,563	1,277,378
UCB SA	23,873	789,995
Umicore	27,946	849,306

		20,769,139
FINLAND—3.64%
Elisa OYJ(a)	27,720	469,673
Fortum OYJ	100,822	2,290,134
Kesko OYJ Class B	15,713	514,833
Kone OYJ Class B	35,280	1,386,086
Metso OYJ	28,350	895,670
Neste Oil OYJ	28,980	448,495
Nokia OYJ	875,490	8,960,767
Nokian Renkaat OYJ	25,830	602,645
Orion OYJ Class B	22,260	393,906
Outokumpu OYJ	26,880	433,564
Pohjola Bank PLC	38,430	384,333
Rautaruukki OYJ	20,370	326,299
Sampo OYJ Class A	94,710	2,014,656
Sanoma OYJ	20,270	354,443
Stora Enso OYJ Class R	146,880	1,095,807
UPM-Kymmene OYJ	123,450	1,590,828
Wartsila OYJ Class B	20,185	867,456

		23,029,595

FRANCE—32.98%
Accor SA	35,280	1,688,667
Aeroports de Paris	6,931	477,604
Air France-KLM(a)	29,820	363,975
Alcatel-Lucent(a)	535,710	1,383,980
ALSTOM	49,560	2,375,537
ArcelorMittal	200,130	6,100,656
Atos Origin SA(a)(c)	11,130	491,010
AXA	409,080	6,817,736
BioMerieux SA	2,730	277,332
BNP Paribas	222,390	12,881,064
Bouygues SA	54,390	2,311,938
Bureau Veritas SA	11,130	586,742
Cap Gemini SA	34,020	1,564,381
Carrefour SA	145,208	6,054,128
Casino Guichard-Perrachon SA	12,810	987,765
Christian Dior SA	14,490	1,389,442
CNP Assurances SA	8,610	605,087
Compagnie de Saint-Gobain	90,720	3,514,998
Compagnie Generale de Geophysique-Veritas(a)	35,910	823,432
Compagnie Generale des Etablissements Michelin Class B	35,280	2,364,091
Credit Agricole SA	225,960	2,484,099
Danone SA	135,450	7,007,751
Dassault Systemes SA	14,280	828,345
Eiffage SA(c)	9,870	437,433
Electricite de France	59,010	2,623,293
Eramet	1,260	349,986
Essilor International SA	45,990	2,633,732
Eurazeo	7,560	459,558
European Aeronautic Defence and Space Co.	94,026	1,865,026
Eutelsat Communications	21,210	693,895
Fonciere des Regions	5,880	536,423
France Telecom SA	429,870	8,261,518
GDF Suez	290,220	9,156,482
Gecina SA	4,410	365,990
Groupe Eurotunnel SA	113,179	880,526
Hermes International(c)	12,390	1,622,601
Icade	5,040	412,619
Iliad SA	3,360	282,496
Imerys SA	8,610	448,586
Ipsen SA	5,880	246,858
JCDecaux SA(a)	14,498	347,284
Klepierre	23,310	626,348
Lafarge SA	48,090	2,779,493
Lagardere SCA	28,140	904,651
L’Air Liquide SA	65,802	6,452,550
Legrand SA	29,190	863,536
L’Oreal SA	56,110	5,270,358
LVMH Moet Hennessy Louis Vuitton SA	56,700	6,007,492
M6-Metropole Television	15,540	314,946
Natixis(a)	213,360	948,230
Neopost SA	7,560	550,314
PagesJaunes Groupe SA(c)	36,713	424,159
Pernod Ricard SA	45,570	3,444,732
PPR SA	17,640	2,106,320
PSA Peugeot Citroen SA(a)(c)	35,910	865,500
Publicis Groupe SA	27,720	1,151,623
Renault SA(a)	45,780	1,645,905
Safran SA	43,470	1,176,630

Sanofi-Aventis	246,330	14,888,887
Schneider Electric SA	54,810	5,508,500
SCOR SE	40,740	792,262
SES SA FDR	67,853	1,422,440
Societe BIC	5,880	414,753
Societe Generale	148,890	6,527,112
Societe Television Francaise 1	28,144	402,587
Sodexo	24,150	1,369,757
STMicroelectronics NV	156,030	1,233,723
Suez Environnement SA	63,420	1,104,274
Technip SA	24,570	1,614,607
Thales SA	22,540	763,395
Total SA	493,710	23,217,293
Unibail-Rodamco SE	21,420	3,322,890
Vallourec SA	13,440	2,511,719
Veolia Environnement	86,730	2,246,508
Vinci SA	103,530	4,696,906
Vivendi SA	287,910	6,298,342

		208,872,808
GERMANY—24.43%
Adidas AG	48,930	2,440,070
Allianz SE Registered	107,310	10,788,810
BASF SE	213,990	11,307,334
Bayer AG	193,830	10,898,184
Bayerische Motoren Werke AG	78,750	3,658,640
Beiersdorf AG	21,886	1,189,933
Celesio AG	19,740	496,098
Commerzbank AG(a)(c)	169,420	1,212,782
Continental AG(a)	11,550	542,796
Daimler AG Registered	211,680	10,519,638
Deutsche Bank AG Registered	146,580	8,762,105
Deutsche Boerse AG(c)	46,170	2,845,303
Deutsche Lufthansa AG Registered	48,300	645,047
Deutsche Post AG Registered	198,020	2,952,237
Deutsche Postbank AG(a)	21,840	665,490
Deutsche Telekom AG Registered	658,980	7,438,734
E.ON AG	430,080	13,171,321
Fraport AG	9,450	435,774
Fresenius Medical Care AG & Co. KGaA	44,520	2,231,953
Fresenius SE	6,090	386,308
GEA Group AG	37,930	760,067
Hannover Rueckversicherung AG Registered	14,700	633,459
HeidelbergCement AG	32,970	1,755,161
Henkel AG & Co. KGaA	28,980	1,157,869
Hochtief AG	9,870	636,432
Infineon Technologies AG(a)	250,530	1,413,096
K+S AG	36,120	1,651,817
Linde AG	38,850	4,001,745
MAN SE	24,990	2,135,886
Merck KGaA	15,330	1,119,128
METRO AG	29,403	1,549,499
Muenchener Rueckversicherungs-Gesellschaft AG Registered	46,800	5,964,475
Puma AG	1,260	357,367
QIAGEN NV(a)	52,080	1,096,277
RWE AG	97,484	7,063,680
Salzgitter AG	10,290	662,879
SAP AG	199,938	8,552,942
Siemens AG Registered	192,570	17,442,002
Suedzucker AG	16,170	297,007

ThyssenKrupp AG	78,214	2,124,302
TUI AG(a)	33,374	298,786
United Internet AG Registered(a)	29,192	372,760
Volkswagen AG	7,140	609,021
Wacker Chemie AG	3,706	462,718

		154,706,932
GREECE—0.75%
Coca-Cola Hellenic Bottling Co. SA SP ADR	70,868	1,552,009
Hellenic Telecommunications Organization SA SP ADR	266,342	1,129,290
National Bank of Greece SA SP ADR	854,910	2,094,530

		4,775,829
IRELAND—0.91%
Anglo Irish Bank Corp. Ltd.(b)	446,666	55
CRH PLC	168,000	3,775,037
Elan Corp. PLC(a)	115,714	653,105
Kerry Group PLC Class A	34,440	944,951
Ryanair Holdings PLC(a)	43,520	176,563
Ryanair Holdings PLC SP ADR(a)	8,635	203,268

		5,752,979
ITALY—9.29%
A2A SpA	168,234	249,365
Assicurazioni Generali SpA	293,069	5,377,603
Atlantia SpA	60,563	1,129,211
Autogrill SpA(a)	33,663	375,264
Banca Carige SpA	164,010	319,756
Banca Monte dei Paschi di Siena SpA	555,881	616,251
Banca Popolare di Milano Scrl	123,469	524,141
Banco Popolare SpA	155,338	859,603
Enel SpA	1,511,370	6,989,047
Eni SpA	623,292	11,798,202
Exor SpA	23,265	374,968
Fiat SpA	179,130	1,937,242
Finmeccanica SpA	98,356	1,030,339
Intesa Sanpaolo SpA	1,822,590	4,826,564
Luxottica Group SpA	22,838	546,074
Mediaset SpA	174,130	1,088,673
Mediobanca SpA(a)	105,582	803,975
Mediolanum SpA	41,370	172,177
Parmalat SpA	372,711	900,373
Pirelli & C. SpA	718,244	374,209
Prysmian SpA	38,535	590,191
Saipem SpA	58,668	1,838,323
Snam Rete Gas SpA	328,230	1,331,650
Telecom Italia SpA	2,075,010	2,480,755
Tenaris SA	110,352	2,077,950
Terna SpA	278,040	1,045,738
UniCredit SpA	3,677,894	7,769,132
Unione di Banche Italiane ScpA	159,649	1,439,128

		58,865,904
NETHERLANDS—8.68%
AEGON NV(a)	378,000	2,163,313
Akzo Nobel NV	54,183	2,778,868
ASML Holding NV	99,960	2,849,902
Corio NV	12,600	602,862
Delta Lloyd NV(a)	14,280	261,499
Fugro NV CVA	16,127	842,215

Heineken Holding NV	23,730	884,317
Heineken NV	54,810	2,357,165
ING Groep NV CVA(a)	897,540	7,154,365
Koninklijke Ahold NV	276,990	3,509,634
Koninklijke DSM NV	34,724	1,391,647
Koninklijke KPN NV	378,182	4,959,687
Koninklijke Philips Electronics NV	226,170	6,809,381
Randstad Holding NV(a)	24,360	1,023,597
Reed Elsevier NV	167,580	1,767,075
Royal Boskalis Westminster NV CVA	14,985	567,667
Royal Vopak NV	10,500	402,232
SBM Offshore NV	40,950	657,982
TNT NV	83,724	2,124,767
Unilever NV CVA	388,387	10,689,928
Wolters Kluwer NV	63,630	1,179,726

		54,977,829
PORTUGAL—0.98%
Banco Comercial Portugues SA Registered	709,388	559,860
Banco Espirito Santo SA Registered	133,682	516,145
BRISA - Auto-estradas de Portugal SA	42,039	250,908
CIMPOR - Cimentos de Portugal SGPS SA	65,100	342,466
EDP Renovaveis SA(a)	70,140	404,442
Energias de Portugal SA	482,460	1,505,807
Galp Energia SGPS SA Class B	53,760	809,783
Jeronimo Martins SGPS SA	51,057	471,766
Portugal Telecom SGPS SA Registered	134,561	1,378,911

		6,240,088
SPAIN—11.62%
Abertis Infraestructuras SA	65,004	941,075
Acciona SA	6,103	487,679
Acerinox SA	31,920	508,362
Actividades de Construcciones y Servicios SA	33,600	1,259,589
Banco Bilbao Vizcaya Argentaria SA	836,644	8,898,478
Banco de Sabadell SA(c)	227,564	974,315
Banco de Valencia SA(c)	49,984	226,827
Banco de Valencia SA Temporary(a)(b)	1,004	4,556
Banco Popular Espanol SA	211,890	1,088,543
Banco Santander SA	1,935,780	20,051,700
Bankinter SA(c)	71,400	413,909
Criteria CaixaCorp SA	202,230	868,341
Enagas SA	43,755	719,240
Ferrovial SA	95,081	638,773
Fomento de Construcciones y Contratas SA(c)	9,660	238,364
Gamesa Corporacion Tecnologica SA	52,500	511,319
Gas Natural SDG SA	53,538	786,303
Gestevision Telecinco SA	24,990	255,930
Grifols SA	31,216	357,494
Iberdrola Renovables SA	197,496	612,022
Iberdrola SA	905,310	6,095,451
Iberia Lineas Aereas de Espana SA(a)	80,220	224,952
Indra Sistemas SA	26,220	463,335
Industria de Diseno Textil SA	50,190	2,820,100
Mapfre SA	169,050	472,588
Red Electrica Corporacion SA	24,780	985,020
Repsol YPF SA	170,100	3,523,948
Telefonica SA	967,890	18,738,791
Zardoya Otis SA	30,870	402,372

		73,569,376

TOTAL COMMON STOCKS
(Cost: $1,042,772,575)		618,385,225

Security	Shares	Value

PREFERRED STOCKS—1.61%

GERMANY—1.36%
Bayerische Motoren Werke AG	12,810	424,140
Fresenius SE	18,690	1,185,798
Henkel AG & Co. KGaA	41,790	1,953,371
Porsche Automobil Holding SE	21,014	920,833
RWE AG NVS	9,450	639,182
Volkswagen AG	40,012	3,462,737

		8,586,061
ITALY—0.25%
Intesa Sanpaolo SpA RNC	211,890	435,574
Telecom Italia SpA RNC	1,262,730	1,179,530

		1,615,104

TOTAL PREFERRED STOCKS
(Cost: $17,036,605)		10,201,165

Security	Shares	Value

RIGHTS—0.01%

SPAIN—0.01%
Abertis Infraestructuras SA(a)	65,931	47,887

		47,887

TOTAL RIGHTS
(Cost: $82,578)		47,887

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.85%

MONEY MARKET FUNDS—1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	8,940,780	8,940,780
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	1,882,615	1,882,615
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	885,048	885,048

		11,708,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,708,443)		11,708,443

TOTAL INVESTMENTS IN SECURITIES—101.11%
(Cost: $1,071,600,201)	640,342,720
Other Assets, Less Liabilities—(1.11)%	(7,006,655)

NET ASSETS—100.00%	$633,336,065

FDR	-	Fiduciary Depositary Receipts
NVS	-	Non-Voting Shares
SP ADR	-	Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.15%

ADVERTISING—0.94%
JCDecaux SA(a)	21,804	$522,292
PagesJaunes Groupe SA(b)	40,407	466,838
Publicis Groupe SA(b)	41,055	1,705,623

		2,694,753
AEROSPACE & DEFENSE—1.80%
European Aeronautic Defence and Space Co.	139,467	2,766,358
Safran SA	53,268	1,441,839
Thales SA	28,911	979,171

		5,187,368
AIRLINES—0.18%
Air France-KLM(a)	42,918	523,845

		523,845
APPAREL—0.77%
Hermes International(b)	16,974	2,222,924

		2,222,924
AUTO MANUFACTURERS—1.18%
PSA Peugeot Citroen SA(a)(b)	49,197	1,185,742
Renault SA(a)	61,410	2,207,842

		3,393,584
AUTO PARTS & EQUIPMENT—1.10%
Compagnie Generale des Etablissements Michelin Class B	47,196	3,162,574

		3,162,574
BANKS—10.77%
BNP Paribas	303,945	17,604,815
Credit Agricole SA	296,631	3,261,023
Natixis(a)	281,796	1,252,378
Societe Generale	201,618	8,838,627

		30,956,843
BEVERAGES—1.67%
Pernod Ricard SA	63,480	4,798,586

		4,798,586
BUILDING MATERIALS—3.18%
Compagnie de Saint-Gobain	123,372	4,780,119
Imerys SA	12,075	629,115
Lafarge SA	64,308	3,716,857

		9,126,091
CHEMICALS—3.08%
L’Air Liquide SA	90,383	8,863,004

		8,863,004

COMMERCIAL SERVICES—0.29%
Bureau Veritas SA	15,870	836,621

		836,621
COMPUTERS—0.97%
Atos Origin SA(a)(b)	14,352	633,152
Cap Gemini SA	46,851	2,154,404

		2,787,556
COSMETICS & PERSONAL CARE—3.19%
Christian Dior SA	20,355	1,951,836
L’Oreal SA	76,797	7,213,468

		9,165,304
ELECTRIC—1.28%
Electricite de France	82,731	3,677,811

		3,677,811
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
Legrand SA	42,090	1,245,160

		1,245,160
ENGINEERING & CONSTRUCTION—3.72%
Aeroports de Paris	9,384	646,637
Bouygues SA	74,037	3,147,067
Eiffage SA(b)	12,834	568,795
Vinci SA	139,587	6,332,726

		10,695,225
FOOD—6.62%
Carrefour SA	192,027	8,006,144
Casino Guichard-Perrachon SA	17,733	1,367,372
Danone SA	186,645	9,656,417

		19,029,933
FOOD SERVICE—0.60%
Sodexo	30,153	1,710,240

		1,710,240
GAS—4.38%
GDF Suez	398,613	12,576,297

		12,576,297
HAND & MACHINE TOOLS—2.65%
Schneider Electric SA	75,831	7,621,146

		7,621,146
HEALTH CARE - PRODUCTS—1.31%
Essilor International SA	65,757	3,765,738

		3,765,738
HEALTH CARE - SERVICES—0.13%
BioMerieux SA	3,795	385,522

		385,522
HOLDING COMPANIES - DIVERSIFIED—2.90%
LVMH Moet Hennessy Louis Vuitton SA	78,591	8,326,893

		8,326,893
HOUSEHOLD PRODUCTS & WARES—0.21%
Societe BIC	8,418	593,774

		593,774

INSURANCE—3.84%
AXA	550,620	9,176,645
CNP Assurances SA	11,799	829,201
SCOR SE	52,923	1,029,182

		11,035,028
INTERNET—0.15%
Iliad SA	5,175	435,094

		435,094
INVESTMENT COMPANIES—0.19%
Eurazeo	8,763	532,686

		532,686
IRON & STEEL—2.92%
ArcelorMittal	275,103	8,386,093

		8,386,093
LODGING—0.78%
Accor SA	46,920	2,245,813

		2,245,813
MACHINERY—1.10%
ALSTOM	66,102	3,168,437

		3,168,437
MEDIA—3.75%
Lagardere SCA	38,019	1,222,243
M6-Metropole Television	20,769	420,922
Societe Television Francaise 1	37,191	532,000
Vivendi SA	393,852	8,615,938

		10,791,103
MEDICAL - DRUGS—0.14%
Ipsen SA	9,453	396,861

		396,861
METAL FABRICATE & HARDWARE—1.13%
Vallourec SA	17,388	3,249,537

		3,249,537
MINING—0.17%
Eramet	1,725	479,148

		479,148
OFFICE & BUSINESS EQUIPMENT—0.26%
Neopost SA(b)	10,143	738,338

		738,338
OIL & GAS—11.45%
Compagnie Generale de Geophysique-Veritas(a)	45,747	1,048,998
Total SA	677,373	31,854,261

		32,903,259
OIL & GAS SERVICES—0.73%
Technip SA	31,740	2,085,780

		2,085,780
PHARMACEUTICALS—7.11%
Sanofi-Aventis	338,100	20,435,727

		20,435,727

REAL ESTATE—2.03%
Gecina SA	6,003	498,195
Klepierre	29,601	795,389
Unibail-Rodamco SE	29,256	4,538,491

		5,832,075
REAL ESTATE INVESTMENT TRUSTS—0.46%
Fonciere des Regions	7,797	711,308
Icade	7,342	601,081

		1,312,389
RETAIL—1.01%
PPR SA	24,357	2,908,370

		2,908,370
SEMICONDUCTORS—0.56%
STMicroelectronics NV	203,550	1,609,461

		1,609,461
SOFTWARE—0.38%
Dassault Systemes SA(b)	18,837	1,092,685

		1,092,685
TELECOMMUNICATIONS—5.70%
Alcatel-Lucent(a)	740,370	1,912,708
Eutelsat Communications	31,533	1,031,617
France Telecom SA	594,366	11,422,908
SES SA FDR	95,841	2,009,168

		16,376,401
TRANSPORTATION—0.42%
Groupe Eurotunnel SA	153,801	1,196,563

		1,196,563
WATER—1.52%
Suez Environnement SA(b)	86,664	1,509,000
Veolia Environnement	110,400	2,859,616

		4,368,616

TOTAL COMMON STOCKS
(Cost: $428,047,382)		284,926,256

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.14%

MONEY MARKET FUNDS—3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	7,119,799	7,119,799
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	1,499,180	1,499,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	411,799	411,799

		9,030,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,030,778)	9,030,778

TOTAL INVESTMENTS IN SECURITIES—102.29%
(Cost: $437,078,160)	293,957,034
Other Assets, Less Liabilities—(2.29)%	(6,573,329)

NET ASSETS—100.00%	$287,383,705

FDR - Fiduciary Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—94.24%

AIRLINES—0.46%
Deutsche Lufthansa AG Registered	394,020	$5,262,143

		5,262,143
APPAREL—1.73%
Adidas AG	344,071	17,158,334
Puma AG	9,814	2,783,491

		19,941,825
AUTO MANUFACTURERS—9.02%
Bayerische Motoren Werke AG	547,449	25,433,893
Daimler AG Registered	1,489,913	74,042,634
Volkswagen AG	48,675	4,151,831

		103,628,358
AUTO PARTS & EQUIPMENT—0.35%
Continental AG(a)	85,371	4,012,040

		4,012,040
BANKS—5.84%
Commerzbank AG(a)(b)	1,232,540	8,823,058
Deutsche Bank AG Registered	895,102	53,506,464
Deutsche Postbank AG(a)	154,909	4,720,253

		67,049,775
BIOTECHNOLOGY—0.68%
QIAGEN NV(a)	370,737	7,803,966

		7,803,966
BUILDING MATERIALS—1.09%
HeidelbergCement AG	234,529	12,485,171

		12,485,171
CHEMICALS—15.08%
BASF SE	1,515,186	80,063,152
Bayer AG	1,362,752	76,621,378
K+S AG	286,162	13,086,580
Wacker Chemie AG(b)	28,059	3,503,347

		173,274,457
COSMETICS & PERSONAL CARE—0.72%
Beiersdorf AG	151,439	8,233,675

		8,233,675
DIVERSIFIED FINANCIAL SERVICES—1.76%
Deutsche Boerse AG(b)	328,350	20,235,117

		20,235,117
ELECTRIC—12.60%
E.ON AG	3,120,718	95,572,863
RWE AG	679,585	49,242,657

		144,815,520

ENGINEERING & CONSTRUCTION—3.08%
Fraport AG	69,053	3,184,286
Hochtief AG	78,490	5,061,146
Linde AG	264,073	27,200,845

		35,446,277
FOOD—1.15%
METRO AG	204,771	10,791,158
Suedzucker AG	131,539	2,416,078

		13,207,236
HEALTH CARE - PRODUCTS—1.70%
Fresenius Medical Care AG & Co. KGaA	322,181	16,152,130
Fresenius SE	52,735	3,345,152

		19,497,282
HOLDING COMPANIES - DIVERSIFIED—0.47%
GEA Group AG	270,839	5,427,258

		5,427,258
HOUSEHOLD PRODUCTS & WARES—0.78%
Henkel AG & Co. KGaA	224,074	8,952,666

		8,952,666
INSURANCE—10.60%
Allianz SE Registered	750,827	75,487,185
Hannover Rueckversicherung AG Registered	107,659	4,639,288
Muenchener Rueckversicherungs-Gesellschaft AG Registered	326,957	41,669,379

		121,795,852
INTERNET—0.26%
United Internet AG Registered(a)	232,830	2,973,069

		2,973,069
IRON & STEEL—1.71%
Salzgitter AG	68,456	4,409,919
ThyssenKrupp AG	560,583	15,225,506

		19,635,425
LEISURE TIME—0.21%
TUI AG(a)	265,337	2,375,474

		2,375,474
MACHINERY - DIVERSIFIED—1.32%
MAN SE	177,137	15,139,833

		15,139,833
MANUFACTURING—10.71%
Siemens AG Registered	1,358,374	123,034,544

		123,034,544
PHARMACEUTICALS—1.01%
Celesio AG	145,270	3,650,867
Merck KGaA	109,251	7,975,594

		11,626,461
SEMICONDUCTORS—0.91%
Infineon Technologies AG(a)	1,862,920	10,507,666

		10,507,666

SOFTWARE—4.58%
SAP AG	1,230,815	52,651,772

		52,651,772
TELECOMMUNICATIONS—4.59%
Deutsche Telekom AG Registered	4,667,744	52,690,685

		52,690,685
TRANSPORTATION—1.83%
Deutsche Post AG Registered	1,409,716	21,017,151

		21,017,151

TOTAL COMMON STOCKS
(Cost: $1,382,255,202)		1,082,720,698

Security	Shares	Value

PREFERRED STOCKS—5.31%

AUTO MANUFACTURERS—2.98%
Bayerische Motoren Werke AG	98,505	3,261,508
Porsche Automobil Holding SE	151,339	6,631,673
Volkswagen AG	280,789	24,300,173

		34,193,354
ELECTRIC—0.35%
RWE AG NVS	59,103	3,997,625

		3,997,625
HEALTH CARE - SERVICES—0.75%
Fresenius SE	136,912	8,686,460

		8,686,460
HOUSEHOLD PRODUCTS & WARES—1.23%
Henkel AG & Co. KGaA	301,883	14,110,781

		14,110,781

TOTAL PREFERRED STOCKS
(Cost: $74,845,759)		60,988,220

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.44%

MONEY MARKET FUNDS—2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	22,507,685	22,507,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	4,739,329	4,739,329
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	777,281	777,281

		28,024,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,024,295)	28,024,295

TOTAL INVESTMENTS IN SECURITIES—101.99%
(Cost: $1,485,125,256)	1,171,733,213
Other Assets, Less Liabilities—(1.99)%	(22,819,490)

NET ASSETS—100.00%	$1,148,913,723

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.01%

AIRLINES—1.04%
Cathay Pacific Airways Ltd.	8,670,000	$16,725,435

		16,725,435
APPAREL—1.10%
Yue Yuen Industrial (Holdings) Ltd.(a)	5,780,000	17,631,118

		17,631,118
BANKS—11.68%
Bank of East Asia Ltd.(a)	10,982,110	39,353,049
BOC Hong Kong (Holdings) Ltd.	26,732,500	60,016,324
Hang Seng Bank Ltd.	5,635,500	75,709,875
Wing Hang Bank Ltd.	1,445,000	12,601,609

		187,680,857
DISTRIBUTION & WHOLESALE—7.72%
Esprit Holdings Ltd.	8,236,532	46,969,480
Li & Fung Ltd.(a)	17,341,000	77,061,707

		124,031,187
DIVERSIFIED FINANCIAL SERVICES—6.98%
Hong Kong Exchanges and Clearing Ltd.(a)	7,225,000	112,282,381

		112,282,381
ELECTRIC—9.73%
CLP Holdings Ltd.	13,727,700	96,619,932
Hongkong Electric Holdings Ltd.(a)	10,115,000	59,825,166

		156,445,098
ENGINEERING & CONSTRUCTION—0.65%
Cheung Kong Infrastructure Holdings Ltd.	2,890,000	10,430,198

		10,430,198
GAS—4.15%
Hong Kong and China Gas Co. Ltd. (The)(a)	30,345,883	66,647,564

		66,647,564
HOLDING COMPANIES - DIVERSIFIED—13.63%
Hutchison Whampoa Ltd.	15,345,800	96,182,873
NWS Holdings Ltd.	5,780,000	10,081,287
Swire Pacific Ltd. Class A	5,780,000	62,803,897
Wharf (Holdings) Ltd. (The)	10,115,500	50,084,129

		219,152,186
LODGING—3.43%
Sands China Ltd.(b)	15,028,000	22,003,635
Shangri-La Asia Ltd.(a)	8,670,000	15,322,369
Wynn Macau Ltd.(b)	10,982,000	17,743,957

		55,069,961

MEDIA—0.50%
Television Broadcasts Ltd.	1,845,000	8,056,820

		8,056,820
MINING—0.49%
Mongolia Energy Corp. Ltd.(b)	21,675,000	7,961,841

		7,961,841
REAL ESTATE—30.35%
Cheung Kong (Holdings) Ltd.	10,115,000	114,908,489
Hang Lung Group Ltd.	5,780,000	27,504,543
Hang Lung Properties Ltd.	14,450,000	51,037,446
Henderson Land Development Co. Ltd.(a)	7,725,332	46,435,636
Hopewell Holdings Ltd.(a)	4,335,000	11,803,569
Hysan Development Co. Ltd.(a)	4,335,000	11,358,151
Kerry Properties Ltd.	5,057,500	21,013,508
New World Development Co. Ltd.	18,785,800	30,497,565
Sino Land Co. Ltd.(a)	11,560,000	19,360,823
Sun Hung Kai Properties Ltd.	10,115,000	134,720,297
Wheelock and Co. Ltd.	7,225,000	19,162,241

		487,802,268
REAL ESTATE INVESTMENT TRUSTS—2.36%
Link REIT (The)(a)	15,895,000	38,012,689

		38,012,689
RETAIL—0.50%
Lifestyle International Holdings Ltd.	4,335,000	8,073,196

		8,073,196
SEMICONDUCTORS—0.71%
ASM Pacific Technology Ltd.	1,445,000	11,469,506

		11,469,506
TELECOMMUNICATIONS—1.19%
Foxconn International Holdings Ltd.(a)(b)	15,895,000	11,779,442
PCCW Ltd.(a)	27,455,000	7,369,807

		19,149,249
TRANSPORTATION—2.80%
MTR Corp. Ltd.	10,115,083	35,011,975
Orient Overseas International Ltd.	1,445,200	9,921,197

		44,933,172

TOTAL COMMON STOCKS
(Cost: $1,981,345,072)		1,591,554,726

Security	Shares	Value

WARRANTS—0.00%

REAL ESTATE—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(b)(c)	1,748,066	23

		23

TOTAL WARRANTS
(Cost: $0)		23

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.67%

MONEY MARKET FUNDS—1.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	21,636,440	21,636,440
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	4,555,876	4,555,876
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	582,507	582,507

		26,774,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,774,823)		26,774,823

TOTAL INVESTMENTS IN SECURITIES—100.68%
(Cost: $2,008,119,895)		1,618,329,572
Other Assets, Less Liabilities—(0.68)%		(10,897,339)

NET ASSETS—100.00%		$1,607,432,233

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.78%

AEROSPACE & DEFENSE—2.43%
Elbit Systems Ltd.(a)	85,994	$4,422,888

		4,422,888
BANKS—17.84%
Bank Hapoalim Ltd.(a)(b)	2,337,314	8,888,029
Bank Leumi le-Israel(a)(b)	3,579,953	14,752,490
Israel Discount Bank Ltd. Class A(a)(b)	2,205,695	3,929,136
Mizrahi Tefahot Bank Ltd.(a)(b)	526,476	4,174,294
Union Bank of Israel(a)(b)	183,157	755,721

		32,499,670
BIOTECHNOLOGY—0.20%
Clal Biotechnology Industries Ltd.(b)	78,309	363,957

		363,957
CHEMICALS—10.65%
Frutarom(a)	157,315	1,279,724
Israel Chemicals Ltd.	1,361,443	15,020,028
Makhteshim-Agan Industries Ltd.(a)	863,590	3,097,000

		19,396,752
COMMERCIAL SERVICES—0.67%
AL-ROV (Israel) Ltd.(a)(b)	15,613	372,434
Nitsba Holdings 1995 Ltd.(a)(b)	110,871	853,621

		1,226,055
COMPUTERS—0.35%
MATRIX IT Ltd.	128,459	636,909

		636,909
DIVERSIFIED FINANCIAL SERVICES—0.71%
FIBI Holdings Ltd.(a)(b)	41,026	845,312
Mivtach Shamir Holdings Ltd.(b)	14,910	439,038

		1,284,350
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Electra (Israel) Ltd.(a)	5,275	520,463

		520,463
ELECTRONICS—0.66%
Elron Electronic Industries Ltd.(a)(b)	67,744	383,408
Ituran Location and Control Ltd.	1,190	16,263
Ituran Location and Control Ltd. NGS	56,884	795,238

		1,194,909
ENGINEERING & CONSTRUCTION—0.70%
Shikun & Binui Ltd.	709,305	1,274,627

		1,274,627

FOOD—3.45%
Blue Square-Israel Ltd.(a)	58,911	690,187
Osem Investment Ltd.	115,005	1,678,216
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	40,715	913,238
Shufersal Ltd.(a)	226,154	1,294,702
Strauss Group Ltd.	116,450	1,706,895

		6,283,238
FOREST PRODUCTS & PAPER—0.38%
Hadera Paper Ltd.(b)	9,630	693,212

		693,212
HEALTH CARE - PRODUCTS—0.58%
Given Imaging Ltd.(b)	595	10,459
Given Imaging Ltd. NGM(b)	60,288	1,041,777

		1,052,236
HOLDING COMPANIES - DIVERSIFIED—0.94%
Clal Industries and Investments Ltd.	130,086	870,938
Elco Holdings Ltd.(a)	34,663	412,884
Granite Hacarmel Investments Ltd.(a)	197,438	422,462

		1,706,284
HOME BUILDERS—0.13%
Bayside Land Corp. Ltd.(a)	73	15,631
Property & Building Corp. Ltd.(a)	3,431	215,928

		231,559
INSURANCE—2.78%
Clal Insurance Enterprises Holdings Ltd.(a)(b)	50,370	1,006,178
Harel Insurance Investments & Financial Services Ltd.(a)(b)	39,128	1,857,334
Menorah Mivtachim Holdings Ltd.(b)	124,903	1,456,167
Phoenix Holdings Ltd.(a)(b)	287,719	750,411

		5,070,090
INTERNET—0.30%
Internet Gold-Golden Lines Ltd.(b)	6,205	148,888
NetVision Ltd.(a)	40,534	402,998

		551,886
INVESTMENT COMPANIES—5.52%
Delek Group Ltd. (The)	14,162	2,868,118
Discount Investment Corp. Ltd.	55,334	1,032,168
Elbit Imaging Ltd.(a)(b)	51,757	787,529
Israel Corp. Ltd. (The)(b)	6,305	4,423,523
Koor Industries Ltd.	48,535	950,661

		10,061,999
MACHINERY—0.89%
Ormat Industries Ltd.(a)	235,644	1,625,597

		1,625,597
MANUFACTURING—0.48%
FMS Enterprises Migun Ltd.	17,608	527,668
Plasson Industries Ltd.(a)	17,255	341,171

		868,839
MEDIA—0.40%
Hot Telecommunication Systems Ltd.(a)(b)	68,788	719,609

		719,609

OIL & GAS—3.26%
Delek Drilling LP(a)(b)	703,939	1,679,914
Delek Israeli Fuel Corp. Ltd.	6,375	198,026
Jerusalem Oil Exploration Ltd.(a)(b)	31,198	476,414
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	88,378	311,870
Oil Refineries Ltd.(a)	3,458,229	1,767,831
Paz Oil Co. Ltd.	10,710	1,499,453

		5,933,508
PHARMACEUTICALS—22.66%
Teva Pharmaceutical Industries Ltd.	755,431	41,277,153

		41,277,153
REAL ESTATE—3.95%
Africa Israel Investments Ltd.(a)(b)	68,514	410,996
Africa Israel Properties Ltd.(a)(b)	38,247	408,990
Airport City Ltd.(a)(b)	107,443	417,537
Alony Hetz Properties & Investments Ltd.(a)	223,399	875,732
Amot Investments Ltd.	284,768	691,467
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	35,927	133,995
British Israel Investments Ltd.(a)	177,789	457,439
Delek Real Estate Ltd.(a)(b)	464,415	181,689
Electra Real Estate Ltd.(a)(b)	35,474	222,054
Gazit Globe Ltd.(a)	212,722	1,884,131
Gazit Inc.(a)	21,309	387,315
Jerusalem Economy Ltd.(a)(b)	50,199	282,800
Melisron Ltd.(a)	37,784	843,751

		7,197,896
RETAIL—0.74%
Delek Automotive Systems Ltd.(a)	120,523	1,351,666

		1,351,666
SEMICONDUCTORS—1.73%
Mellanox Technologies Ltd.(b)	97,817	2,237,661
Tower Semiconductor Ltd.(b)	651,695	903,397

		3,141,058
SOFTWARE—0.35%
Retalix Ltd.(a)(b)	57,483	644,972

		644,972
TELECOMMUNICATION EQUIPMENT—0.17%
AudioCodes Ltd. NGS(b)	111,412	314,182

		314,182
TELECOMMUNICATIONS—16.57%
012 Smile.Communications Ltd.(b)	30,590	809,798
Alvarion Ltd. NGM(b)	188,725	417,082
AudioCodes Ltd.(b)	4,420	12,093
Bezeq The Israel Telecommunication Corp. Ltd.	4,945,886	11,158,122
Cellcom Israel Ltd.	149,358	4,109,716
Ceragon Networks Ltd. NGM(a)(b)	97,241	811,962
Gilat Satellite Networks Ltd. NGM(b)	78,670	379,189
NICE Systems Ltd.(b)	215,788	6,438,493
Partner Communications Co. Ltd.	336,019	5,971,685
Suny Electronic Inc. Ltd.(b)	8,500	74,577

		30,182,717

TOTAL COMMON STOCKS
(Cost: $206,639,396)		181,728,281

Security	Shares	Value

SHORT-TERM INVESTMENTS—14.79%

MONEY MARKET FUNDS—14.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	22,250,076	22,250,076
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	4,685,086	4,685,086
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	6,164	6,164

		26,941,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,941,326)		26,941,326

TOTAL INVESTMENTS IN SECURITIES—114.57%
(Cost: $233,580,722)		208,669,607
Other Assets, Less Liabilities—(14.57)%		(26,533,314)

NET ASSETS—100.00%		$182,136,293

NGM	-	NASDAQ Global Market
NGS	-	NASDAQ Global Select Market

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—97.99%

AEROSPACE & DEFENSE—2.10%
Finmeccanica SpA	126,353	$1,323,625

		1,323,625
AUTO MANUFACTURERS—3.32%
Fiat SpA	193,150	2,088,864

		2,088,864
AUTO PARTS & EQUIPMENT—0.60%
Pirelli & C. SpA	718,055	374,111

		374,111
BANKS—27.43%
Banca Carige SpA	267,873	522,248
Banca Monte dei Paschi di Siena SpA	795,586	881,988
Banca Popolare di Milano Scrl	165,887	704,210
Banco Popolare SpA	179,133	991,279
Intesa Sanpaolo SpA	1,756,559	4,651,701
UniCredit SpA	3,734,968	7,889,694
Unione di Banche Italiane ScpA	180,409	1,626,266

		17,267,386
COMMERCIAL SERVICES—2.78%
Atlantia SpA	93,832	1,749,519

		1,749,519
DIVERSIFIED FINANCIAL SERVICES—2.02%
Mediobanca SpA(a)	166,750	1,269,751

		1,269,751
ELECTRIC—16.48%
A2A SpA	602,278	892,725
Enel SpA	1,518,672	7,022,814
Terna SpA	653,954	2,459,591

		10,375,130
ELECTRICAL COMPONENTS & EQUIPMENT—1.07%
Prysmian SpA	44,051	674,673

		674,673
FOOD—1.96%
Parmalat SpA	510,168	1,232,434

		1,232,434
HEALTH CARE - PRODUCTS—1.88%
Luxottica Group SpA	49,474	1,182,962

		1,182,962
HOLDING COMPANIES - DIVERSIFIED—0.57%
Exor SpA	22,275	359,012

		359,012

INSURANCE—5.83%
Assicurazioni Generali SpA	161,008	2,954,380
Mediolanum SpA	171,158	712,339

		3,666,719
MEDIA—2.24%
Mediaset SpA	225,873	1,412,174

		1,412,174
METAL FABRICATE & HARDWARE—4.11%
Tenaris SA	137,346	2,586,253

		2,586,253
OIL & GAS—18.02%
Eni SpA	599,372	11,345,424

		11,345,424
OIL & GAS SERVICES—3.35%
Saipem SpA	67,338	2,109,992

		2,109,992
RETAIL—0.60%
Autogrill SpA(a)	33,756	376,301

		376,301
TELECOMMUNICATIONS—3.63%
Telecom Italia SpA	1,909,960	2,283,431

		2,283,431

TOTAL COMMON STOCKS
(Cost: $126,766,908)		61,677,761

Security	Shares	Value

PREFERRED STOCKS—1.55%

BANKS—0.37%
Intesa Sanpaolo SpA RNC	112,462	231,184

		231,184
TELECOMMUNICATIONS—1.18%
Telecom Italia SpA RNC	797,065	744,547

		744,547

TOTAL PREFERRED STOCKS
(Cost: $1,623,350)		975,731

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	90,618	90,618

		90,618

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,618)		90,618

TOTAL INVESTMENTS IN SECURITIES—99.68%
(Cost: $128,480,876)		62,744,110
Other Assets, Less Liabilities—0.32%		201,990

NET ASSETS—100.00%		$62,946,100

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.99%

ADVERTISING—0.24%
Dentsu Inc.	346,400	$8,875,214
Hakuhodo DY Holdings Inc.	60,620	3,099,659

		11,974,873
AGRICULTURE—0.66%
Japan Tobacco Inc.	10,392	32,830,675

		32,830,675
AIRLINES—0.10%
All Nippon Airways Co. Ltd.(a)	1,734,000	5,186,365

		5,186,365
APPAREL—0.15%
ASICS Corp.	866,000	7,646,778

		7,646,778
AUTO MANUFACTURERS—9.17%
Fuji Heavy Industries Ltd.(a)	1,732,000	9,846,536
Hino Motors Ltd.	866,000	4,332,857
Honda Motor Co. Ltd.	3,897,000	119,044,051
Isuzu Motors Ltd.	2,598,000	8,113,393
Mazda Motor Corp.	3,464,000	8,989,488
Mitsubishi Motors Corp.(a)(b)	8,660,000	11,141,632
Nissan Motor Co. Ltd.(a)	5,888,800	42,867,667
Suzuki Motor Corp.	866,000	17,407,609
Toyota Motor Corp.	6,495,000	235,688,363

		457,431,596
AUTO PARTS & EQUIPMENT—2.17%
Aisin Seiki Co. Ltd.	433,200	12,185,239
Bridgestone Corp.	1,385,600	22,473,719
Denso Corp.	1,125,800	30,379,516
JTEKT Corp.	433,000	4,547,119
NGK Spark Plug Co. Ltd.	428,000	5,374,709
NHK Spring Co. Ltd.	866,000	8,218,144
NOK Corp.	259,800	4,185,254
Sumitomo Rubber Industries Inc.	433,000	3,871,003
Toyoda Gosei Co. Ltd.	173,200	4,452,844
Toyota Boshoku Corp.	86,600	1,440,794
Toyota Industries Corp.	433,000	11,151,155

		108,279,496
BANKS—9.20%
77 Bank Ltd. (The)	866,000	4,466,176
Aozora Bank Ltd.	1,732,000	2,190,235
Bank of Kyoto Ltd. (The)	866,000	6,894,480
Bank of Yokohama Ltd. (The)	2,598,000	12,484,341
Chiba Bank Ltd. (The)	1,732,000	10,551,220
Chuo Mitsui Trust Holdings Inc.	2,598,000	9,198,988

Fukuoka Financial Group Inc.	1,738,000	7,243,259
Gunma Bank Ltd. (The)	866,000	4,447,130
Hachijuni Bank Ltd. (The)	866,000	4,647,108
Hiroshima Bank Ltd. (The)	866,000	3,399,626
Hokuhoku Financial Group Inc.	3,469,000	6,294,095
Iyo Bank Ltd. (The)	866,000	7,580,119
Joyo Bank Ltd. (The)	1,732,000	6,665,933
Mitsubishi UFJ Financial Group Inc.	29,703,880	145,024,442
Mizuho Financial Group Inc.(b)	32,475,000	59,279,195
Mizuho Trust & Banking Co. Ltd.(a)	4,330,000	3,713,877
Nishi-Nippon City Bank Ltd. (The)	1,732,000	4,761,381
Resona Holdings Inc.	1,212,400	15,331,647
Sapporo Hokuyo Holdings Inc.	779,400	2,871,113
Senshu Ikeda Holdings Inc.(b)	1,472,200	2,072,153
Seven Bank Ltd.	1,732	2,990,147
Shinsei Bank Ltd.(b)	2,600,000	2,658,896
Shizuoka Bank Ltd. (The)	1,732,000	14,150,825
Sumitomo Mitsui Financial Group Inc.	3,117,600	93,521,144
Sumitomo Trust and Banking Co. Ltd. (The)	3,464,000	18,664,614
Suruga Bank Ltd.	866,000	7,818,188

		458,920,332
BEVERAGES—0.94%
Asahi Breweries Ltd.	866,000	14,465,076
Coca-Cola West Co. Ltd.	173,200	2,759,697
ITO EN Ltd.	173,200	2,437,827
Kirin Holdings Co. Ltd.	1,732,000	23,311,722
Sapporo Holdings Ltd.	866,000	3,799,582

		46,773,904
BUILDING MATERIALS—1.54%
Asahi Glass Co. Ltd.	2,598,000	27,539,829
Daikin Industries Ltd.	519,600	17,540,928
JS Group Corp.	606,200	11,698,713
Nippon Sheet Glass Co. Ltd.	1,732,000	4,570,926
Panasonic Electric Works Co. Ltd.	866,000	8,970,442
Rinnai Corp.	86,600	4,313,811
Taiheiyo Cement Corp.(a)	1,732,000	2,304,509

		76,939,158
CHEMICALS—3.44%
Asahi Kasei Corp.	2,598,000	13,484,231
Daicel Chemical Industries Ltd.	866,000	5,970,772
Denki Kagaku Kogyo K.K.	866,000	3,999,560
Hitachi Chemical Co. Ltd.	259,800	5,085,155
JSR Corp.	433,000	7,889,608
Kaneka Corp.	866,000	5,294,656
Mitsubishi Chemical Holdings Corp.	3,031,000	14,331,757
Mitsubishi Gas Chemical Co. Inc.	866,000	4,732,813
Mitsui Chemicals Inc.	1,732,000	5,332,747
Nitto Denko Corp.	433,000	15,498,296
Shin-Etsu Chemical Co. Ltd.	952,600	48,551,804
Showa Denko K.K.	3,464,000	6,894,480
Sumitomo Chemical Co. Ltd.	3,464,000	14,398,417
Taiyo Nippon Sanso Corp.	866,000	6,846,866
Tokuyama Corp.	866,000	4,485,221
Tosoh Corp.	866,000	2,323,554
Ube Industries Ltd.	2,598,000	6,370,728

		171,490,665
COMMERCIAL SERVICES—1.05%
Benesse Holdings Inc.	173,200	7,846,756
Dai Nippon Printing Co. Ltd.	1,732,000	21,102,441

Kamigumi Co. Ltd.	866,000	6,542,137
Nissha Printing Co. Ltd.(b)	86,600	2,592,096
Toppan Printing Co. Ltd.	1,734,000	14,529,448

		52,612,878
COMPUTERS—0.96%
Fujitsu Ltd.	4,330,000	27,854,080
Itochu Techno-Solutions Corp.	86,600	3,109,182
OBIC Co. Ltd.	8,660	1,667,436
TDK Corp.	259,800	15,255,465

		47,886,163
COSMETICS & PERSONAL CARE—1.06%
Kao Corp.	1,299,000	27,796,943
Shiseido Co. Ltd.	866,000	16,617,220
Unicharm Corp.	86,600	8,580,009

		52,994,172
DISTRIBUTION & WHOLESALE—4.57%
Canon Marketing Japan Inc.	86,600	1,271,289
Hitachi High-Technologies Corp.	86,600	1,671,245
ITOCHU Corp.	3,464,000	28,873,015
Marubeni Corp.	4,330,000	24,473,499
Mitsubishi Corp.	3,117,600	71,100,752
Mitsui & Co. Ltd.	4,070,200	59,123,974
Sojitz Corp.	2,857,800	4,745,192
Sumitomo Corp.	2,684,600	29,432,001
Toyota Tsusho Corp.	519,700	7,263,456

		227,954,423
DIVERSIFIED FINANCIAL SERVICES—2.14%
Acom Co. Ltd.(b)	103,928	1,389,668
AEON Credit Service Co. Ltd.	173,270	1,690,021
Credit Saison Co. Ltd.	346,400	3,972,896
Daiwa Securities Group Inc.	4,330,000	19,569,276
Mitsubishi UFJ Lease & Finance Co. Ltd.	138,560	5,226,092
Mizuho Securities Co. Ltd.	866,000	2,142,622
Nomura Holdings Inc.	8,573,400	53,454,121
ORIX Corp.	251,140	19,331,207

		106,775,903
ELECTRIC—4.74%
Chubu Electric Power Co. Inc.	1,558,800	35,996,041
Chugoku Electric Power Co. Inc. (The)	606,300	11,427,295
Electric Power Development Co. Ltd.	259,800	7,702,010
Hokkaido Electric Power Co. Inc.	433,000	8,751,419
Hokuriku Electric Power Co.	433,000	8,779,987
Kansai Electric Power Co. Inc. (The)	1,818,600	41,635,421
Kyushu Electric Power Co. Inc.	952,600	19,441,672
Shikoku Electric Power Co. Inc.	433,000	11,398,746
Tohoku Electric Power Co. Inc.	1,039,200	20,569,166
Tokyo Electric Power Co. Inc. (The)	2,857,800	70,832,211

		236,533,968
ELECTRICAL COMPONENTS & EQUIPMENT—4.28%
Brother Industries Ltd.	519,600	5,736,512
Casio Computer Co. Ltd.	519,600	3,513,899
Furukawa Electric Co. Ltd.	1,732,000	7,446,800
GS Yuasa Corp.(b)	866,000	5,875,544
Hitachi Ltd.(a)	10,392,000	42,281,065
Mitsubishi Electric Corp.	4,330,000	35,567,517
SANYO Electric Co. Ltd.(a)(b)	4,292,000	6,277,062

Sharp Corp.	2,598,000	28,568,287
Stanley Electric Co. Ltd.	347,600	6,455,865
Sumitomo Electric Industries Ltd.	1,558,800	18,563,673
Toshiba Corp.(a)	9,526,000	49,337,431
Ushio Inc.	259,800	4,059,554

		213,683,209
ELECTRONICS—5.33%
Advantest Corp.	346,400	7,823,902
Fanuc Ltd.	433,000	45,947,328
Hirose Electric Co. Ltd.	86,600	8,265,757
Hoya Corp.	952,600	22,793,684
IBIDEN Co. Ltd.	259,800	7,913,415
Keyence Corp.	86,651	19,190,138
Kyocera Corp.	346,400	30,396,657
Mabuchi Motor Co. Ltd.	86,600	4,385,232
Minebea Co. Ltd.	866,000	4,913,745
Mitsumi Electric Co. Ltd.	173,200	3,131,084
Murata Manufacturing Co. Ltd.	519,600	25,540,048
NEC Corp.	6,216,000	17,429,954
NGK Insulators Ltd.	866,000	15,731,603
Nippon Electric Glass Co. Ltd.	866,500	11,271,932
Omron Corp.	433,000	9,075,193
Secom Co. Ltd.	519,600	22,454,673
Yaskawa Electric Corp.	866,000	6,808,775
Yokogawa Electric Corp.	433,000	3,037,761

		266,110,881
ENGINEERING & CONSTRUCTION—0.71%
JGC Corp.	866,000	13,674,686
Kajima Corp.	1,732,000	4,094,788
Obayashi Corp.	1,732,000	6,818,298
Shimizu Corp.	1,732,000	5,961,249
Taisei Corp.	2,598,000	4,999,450

		35,548,471
ENTERTAINMENT—0.21%
Oriental Land Co. Ltd.	86,600	6,589,752
Toho Co. Ltd.	259,800	4,070,981

		10,660,733
ENVIRONMENTAL CONTROL—0.14%
Kurita Water Industries Ltd.	259,800	6,773,541

		6,773,541
FOOD—1.11%
Ajinomoto Co. Inc.	1,732,000	14,684,099
Kikkoman Corp.	866,000	8,903,782
Meiji Holdings Co. Ltd.	173,228	6,238,417
Nippon Meat Packers Inc.	866,000	10,598,835
Nisshin Seifun Group Inc.	435,000	4,826,424
Nissin Foods Holdings Co. Ltd.	173,200	5,713,658
Yakult Honsha Co. Ltd.	173,200	4,250,961

		55,216,176
FOREST PRODUCTS & PAPER—0.31%
Nippon Paper Group Inc.	260,700	7,370,351
Oji Paper Co. Ltd.	1,732,000	8,189,576

		15,559,927
GAS—0.84%
Osaka Gas Co. Ltd.	4,330,000	14,712,668
Toho Gas Co. Ltd.	866,000	4,294,766
Tokyo Gas Co. Ltd.	5,196,000	22,740,356

		41,747,790

HAND & MACHINE TOOLS—1.23%
Fuji Electric Holdings Co. Ltd.	866,000	2,390,213
Makita Corp.	259,800	7,179,210
Nidec Corp.	259,800	23,825,951
SMC Corp.	173,200	22,359,446
THK Co. Ltd.	260,400	5,340,290

		61,095,110
HEALTH CARE - PRODUCTS—0.51%
Sysmex Corp.	86,600	4,913,745
Terumo Corp.	433,000	20,354,904

		25,268,649
HOME BUILDERS—0.27%
Sekisui Chemical Co. Ltd.	866,000	5,361,315
Sekisui House Ltd.	866,000	7,865,802

		13,227,117
HOME FURNISHINGS—2.72%
Panasonic Corp.	4,589,815	59,050,842
Sony Corp.	2,338,200	72,969,118
Yamaha Corp.	346,400	3,569,131

		135,589,091
HOUSEWARES—0.11%
TOTO Ltd.	866,000	5,427,975

		5,427,975
INSURANCE—2.99%
Dai-ichi Life Insurance Co. Ltd. (The)	19,052	31,027,064
MS&AD Insurance Group Holdings Inc.	1,204,940	29,666,380
NKSJ Holdings Inc.	3,307,800	20,260,002
Sony Financial Holdings Inc.	1,732	5,846,976
T&D Holdings Inc.	606,200	14,231,768
Tokio Marine Holdings Inc.	1,732,000	48,261,359

		149,293,549
INTERNET—1.86%
Dena Co. Ltd.	259,800	7,770,574
Matsui Securities Co. Ltd.	346,400	2,327,363
Rakuten Inc.	17,320	12,151,045
SBI Holdings Inc.	40,702	7,008,944
SoftBank Corp.	1,818,600	44,155,144
Trend Micro Inc.	259,800	7,627,733
Yahoo! Japan Corp.	33,774	11,865,838

		92,906,641
IRON & STEEL—2.48%
Daido Steel Co. Ltd.	866,000	3,513,899
JFE Holdings Inc.	1,125,850	37,449,926
Kobe Steel Ltd.	6,062,000	12,331,977
Nippon Steel Corp.	12,124,000	42,262,019
Nisshin Steel Co. Ltd.	1,732,000	3,161,557
Sumitomo Metal Industries Ltd.	7,794,000	19,626,413
Tokyo Steel Manufacturing Co. Ltd.	260,400	2,900,651
Yamato Kogyo Co. Ltd.	86,600	2,320,697

		123,567,139
LEISURE TIME—0.66%
Namco Bandai Holdings Inc.	433,098	3,890,929

Sankyo Co. Ltd.	173,200	7,522,982
Sega Sammy Holdings Inc.	433,000	5,513,680
Shimano Inc.	173,200	6,999,230
Yamaha Motor Co. Ltd.(a)	606,200	8,859,026

		32,785,847
MACHINERY—0.27%
Hitachi Construction Machinery Co. Ltd.	262,800	5,369,281
Japan Steel Works Ltd. (The)	866,000	8,199,098

		13,568,379
MACHINERY - CONSTRUCTION & MINING—0.85%
Komatsu Ltd.	2,251,600	42,437,238

		42,437,238
MACHINERY - DIVERSIFIED—0.76%
Amada Co. Ltd.	866,000	6,351,683
Kubota Corp.	2,598,000	21,483,352
Sumitomo Heavy Industries Ltd.	1,732,000	9,865,582

		37,700,617
MANUFACTURING—2.28%
FUJIFILM Holdings Corp.	1,039,200	30,899,459
IHI Corp.	2,598,000	4,485,221
Kawasaki Heavy Industries Ltd.	3,464,000	9,979,855
Konica Minolta Holdings Inc.	1,299,000	14,355,564
Mitsubishi Heavy Industries Ltd.	6,928,000	25,444,821
Nikon Corp.	779,400	15,084,056
Olympus Corp.	519,600	13,427,095

		113,676,071
MEDIA—0.09%
Fuji Media Holdings Inc.	853	1,227,817
Jupiter Telecommunications Co. Ltd.	3,406	3,273,416

		4,501,233
METAL FABRICATE & HARDWARE—0.23%
Maruichi Steel Tube Ltd.	86,600	1,543,640
NSK Ltd.	866,000	6,285,023
NTN Corp.	866,000	3,685,309

		11,513,972
MINING—0.70%
Dowa Holdings Co. Ltd.	898,200	4,731,007
Mitsubishi Materials Corp.(a)	1,732,000	4,666,153
Mitsui Mining & Smelting Co. Ltd.	1,732,000	5,008,973
Sumitomo Metal Mining Co. Ltd.	1,440,000	20,299,978

		34,706,111
OFFICE & BUSINESS EQUIPMENT—2.81%
Canon Inc.	2,684,650	110,408,962
Ricoh Co. Ltd.	1,732,000	24,930,591
Seiko Epson Corp.	346,400	4,837,563

		140,177,116
OIL & GAS—1.26%
Cosmo Oil Co. Ltd.	1,732,000	4,970,882
Idemitsu Kosan Co. Ltd.	86,600	6,380,251
INPEX Corp.	1,732	10,855,949
Japan Petroleum Exploration Co. Ltd.	86,600	3,966,230
JX Holdings Inc.	4,962,595	26,630,156
Showa Shell Sekiyu K.K.	346,400	2,449,255
TonenGeneral Sekiyu K.K.	866,000	7,427,754

		62,680,477

PACKAGING & CONTAINERS—0.11%
Toyo Seikan Kaisha Ltd.	346,400	5,405,120

		5,405,120
PHARMACEUTICALS—4.55%
Alfresa Holdings Corp.	86,600	4,037,651
Astellas Pharma Inc.	1,039,230	32,968,755
Chugai Pharmaceutical Co. Ltd.	519,600	9,021,865
Daiichi Sankyo Co. Ltd.	1,558,869	27,152,502
Dainippon Sumitomo Pharma Co. Ltd.	346,400	2,712,083
Eisai Co. Ltd.	606,200	19,864,482
Hisamitsu Pharmaceutical Co. Inc.	86,600	3,161,557
Kyowa Hakko Kirin Co. Ltd.	866,000	8,351,462
Medipal Holdings Corp.	346,400	3,988,133
Mitsubishi Tanabe Pharma Corp.	866,000	11,189,246
Ono Pharmaceutical Co. Ltd.	173,200	6,818,298
Santen Pharmaceutical Co. Ltd.	173,200	5,662,235
Shionogi & Co. Ltd.	692,800	12,295,791
Suzuken Co. Ltd.	173,200	6,094,568
Takeda Pharmaceutical Co. Ltd.	1,732,000	71,420,717
Tsumura & Co.	87,400	2,371,929

		227,111,274
REAL ESTATE—2.40%
AEON Mall Co. Ltd.	259,800	5,313,701
Daito Trust Construction Co. Ltd.	173,200	8,741,896
Daiwa House Industry Co. Ltd.	866,000	8,351,462
Mitsubishi Estate Co. Ltd.	2,598,000	40,224,148
Mitsui Fudosan Co. Ltd.	1,838,000	28,093,468
Nomura Real Estate Holdings Inc.	259,800	3,628,173
NTT Urban Development Corp.	4,330	3,604,365
Sumitomo Realty & Development Co. Ltd.	866,000	15,560,193
Tokyo Tatemono Co. Ltd.	866,000	3,218,694
Tokyu Land Corp.	866,000	3,190,126

		119,926,226
REAL ESTATE INVESTMENT TRUSTS—0.54%
Japan Prime Realty Investment Corp.	1,732	3,915,760
Japan Real Estate Investment Corp.	866	7,103,980
Japan Retail Fund Investment Corp.	3,464	4,167,161
Nippon Building Fund Inc.	866	6,999,230
Nomura Real Estate Office Fund Inc.	866	4,561,403

		26,747,534
RETAIL—3.09%
ABC-Mart Inc.	86,600	2,994,909
AEON Co. Ltd.	1,472,200	15,265,940
Citizen Holdings Co. Ltd.	606,200	3,659,598
FamilyMart Co. Ltd.	173,200	5,586,052
Fast Retailing Co. Ltd.	86,600	12,293,886
Isetan Mitsukoshi Holdings Ltd.	866,060	8,913,923
J. Front Retailing Co. Ltd.	866,000	4,475,698
Lawson Inc.	173,200	7,313,482
Marui Group Co. Ltd.	519,600	3,668,168
McDonald’s Holdings Co. (Japan) Ltd.	173,200	3,866,241
Nitori Co. Ltd.	86,600	6,884,957
Seven & I Holdings Co. Ltd.	1,818,680	42,037,226
Shimamura Co. Ltd.	86,600	7,865,802
Takashimaya Co. Ltd.	866,000	7,599,164
UNY Co. Ltd.	433,000	3,309,160
USS Co. Ltd.	60,620	3,979,562
Yamada Denki Co. Ltd.	207,840	14,558,399

		154,272,167

SEMICONDUCTORS—1.15%
Elpida Memory Inc.(a)	433,000	7,822,949
Rohm Co. Ltd.	260,200	16,680,954
Shinko Electric Industries Co. Ltd.	173,200	2,521,627
Sumco Corp.(a)	259,800	4,730,908
Tokyo Electron Ltd.	433,052	25,619,307

		57,375,745
SHIPBUILDING—0.08%
Mitsui Engineering & Shipbuilding Co. Ltd.(b)	1,732,000	3,980,515

		3,980,515
SOFTWARE—0.25%
Konami Corp.	173,200	2,883,492
Nomura Research Institute Ltd.	173,200	3,921,473
Oracle Corp. (Japan)	86,600	4,042,413
Square Enix Holdings Co. Ltd.	86,600	1,597,920

		12,445,298
STORAGE & WAREHOUSING—0.07%
Mitsubishi Logistics Corp.	319,000	3,679,690

		3,679,690
TELECOMMUNICATIONS—2.92%
KDDI Corp.	6,928	31,767,935
Nippon Telegraph and Telephone Corp.	1,212,400	49,594,546
NTT Data Corp.	2,598	9,584,660
NTT DoCoMo Inc.	36,372	54,593,996

		145,541,137
TEXTILES—0.71%
Kuraray Co. Ltd.	866,000	10,684,540
Teijin Ltd.	2,598,000	7,284,913
Toray Industries Inc.(b)	3,464,000	17,559,974

		35,529,427
TOYS, GAMES & HOBBIES—1.53%
Nintendo Co. Ltd.	259,800	76,448,736

		76,448,736
TRANSPORTATION—4.40%
Central Japan Railway Co.	3,464	27,577,920
East Japan Railway Co.	779,400	49,708,819
Hankyu Hanshin Holdings Inc.	2,603,800	11,481,458
Kawasaki Kisen Kaisha Ltd.(a)	1,732,000	7,065,890
Keihin Electric Express Railway Co. Ltd.	870,000	7,242,028
Keio Corp.	1,732,000	10,646,448
Kintetsu Corp.(b)	4,334,000	12,772,289
Mitsui O.S.K. Lines Ltd.	2,598,000	18,569,387
Nippon Express Co. Ltd.	1,732,000	7,656,301
Nippon Yusen K.K.	3,464,000	12,493,864
Odakyu Electric Railway Co. Ltd.	866,000	6,970,662
Tobu Railway Co. Ltd.	1,732,000	8,932,351
Tokyu Corp.	2,598,000	10,313,151
West Japan Railway Co.	4,330	15,260,227
Yamato Holdings Co. Ltd.	952,600	12,905,247

		219,596,042
VENTURE CAPITAL—0.05%
JAFCO Co. Ltd.	86,600	2,393,070

		2,393,070

TOTAL COMMON STOCKS
(Cost: $6,563,790,541)		4,938,106,390

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	70,941,258	70,941,258
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	14,937,742	14,937,742
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	311,721	311,721

		86,190,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,190,721)		86,190,721

TOTAL INVESTMENTS IN SECURITIES—100.72%
(Cost: $6,649,981,262)		5,024,297,111
Other Assets, Less Liabilities—(0.72)%		(36,067,086)

NET ASSETS—100.00%		$4,988,230,025

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.95%

ADVERTISING—0.38%
Asatsu-DK Inc.	3,600	$82,775
Moshi Moshi Hotline Inc.	2,700	57,272

		140,047
AEROSPACE & DEFENSE—0.17%
Japan Aviation Electronics Industry Ltd.	9,000	62,052

		62,052
AGRICULTURE—0.36%
Hokuto Corp.	2,700	51,007
Sakata Seed Corp.	6,300	79,668

		130,675
APPAREL—1.30%
Descente Ltd.	9,000	49,681
Gunze Ltd.	18,000	57,400
Japan Wool Textile Co. Ltd. (The)	9,000	60,567
Katakura Industries Co. Ltd.	3,600	31,986
Onward Holdings Co. Ltd.	9,000	66,208
Sanyo Shokai Ltd.	9,000	30,284
Shikibo Ltd.	9,000	11,678
Tokyo Style Co. Ltd.	9,000	69,474
Wacoal Holdings Corp.	9,000	103,321

		480,599
AUTO MANUFACTURERS—0.47%
Kanto Auto Works Ltd.	5,400	43,407
Nissan Shatai Co. Ltd.	9,000	61,359
Shinmaywa Industries Ltd.	18,000	66,505

		171,271
AUTO PARTS & EQUIPMENT—3.93%
Aisan Industry Co. Ltd.	2,700	20,545
Akebono Brake Industry Co. Ltd.	7,200	34,044
Calsonic Kansei Corp.(a)	18,000	54,629
Exedy Corp.	3,600	88,911
FCC Co. Ltd.	4,500	86,002
Futaba Industrial Co. Ltd.(a)	6,300	48,701
Kayaba Industry Co. Ltd.	18,000	64,724
Keihin Corp.	4,500	82,538
Musashi Seimitsu Industry Co. Ltd.	2,700	57,450
Nifco Inc.	4,500	93,523
Nissin Kogyo Co. Ltd.	4,500	70,761
Press Kogyo Co. Ltd.(a)	9,000	26,127
Riken Corp.	9,000	30,086
Sanden Corp.	18,000	52,254
Showa Corp.(a)	6,300	40,042
T.RAD Co. Ltd.	9,000	25,731

Tachi-S Co. Ltd.	1,800	17,378
Takata Corp.	3,600	80,677
Teikoku Piston Ring Co. Ltd.	900	6,581
Tokai Rika Co. Ltd.	5,400	107,715
Topre Corp.	6,300	45,238
Toyo Tire & Rubber Co. Ltd.	18,000	40,180
TS Tech Co. Ltd.	5,400	93,108
Unipres Corp.(b)	3,600	56,688
Yokohama Rubber Co. Ltd. (The)	27,000	124,104

		1,447,737
BANKS—8.91%
Aichi Bank Ltd. (The)	900	56,312
Akita Bank Ltd. (The)	27,000	89,664
Aomori Bank Ltd. (The)	18,000	40,576
Awa Bank Ltd. (The)	27,000	153,794
Bank of Iwate Ltd. (The)	1,800	93,820
Bank of Nagoya Ltd. (The)	18,000	60,172
Bank of Okinawa Ltd. (The)	2,700	94,414
Bank of Saga Ltd. (The)	18,000	49,681
Bank of the Ryukyus Ltd.	4,500	52,650
Chiba Kogyo Bank Ltd. (The)(a)	4,500	32,065
Chukyo Bank Ltd. (The)	18,000	47,900
Daishi Bank Ltd. (The)	36,000	112,030
Ehime Bank Ltd. (The)	18,000	45,129
Eighteenth Bank Ltd. (The)	18,000	49,285
FIDEA Holdings Co. Ltd.	10,800	19,477
Fukui Bank Ltd. (The)	36,000	105,696
Higashi-Nippon Bank Ltd. (The)	18,000	32,461
Higo Bank Ltd. (The)	18,000	90,059
Hokkoku Bank Ltd. (The)	27,000	91,148
Hokuetsu Bank Ltd. (The)	27,000	42,457
Hyakugo Bank Ltd. (The)	27,000	110,446
Hyakujushi Bank Ltd. (The)	27,000	95,601
Juroku Bank Ltd. (The)	36,000	126,281
Kagoshima Bank Ltd. (The)	18,000	111,040
Kansai Urban Banking Corp.	27,000	38,894
Kanto Tsukuba Bank Ltd. (The)(a)	6,300	16,973
Keiyo Bank Ltd. (The)	27,000	129,745
Kiyo Holdings Inc.	72,000	91,049
Michinoku Bank Ltd. (The)	18,000	34,638
Mie Bank Ltd. (The)	18,000	47,306
Minato Bank Ltd. (The)	18,000	22,960
Miyazaki Bank Ltd. (The)	18,000	43,743
Musashino Bank Ltd. (The)	3,600	96,512
Nanto Bank Ltd. (The)	27,000	128,557
Ogaki Kyoritsu Bank Ltd. (The)	27,000	82,241
Oita Bank Ltd. (The)	18,000	58,390
San-in Godo Bank Ltd. (The)	18,000	126,875
Shiga Bank Ltd. (The)	27,000	145,481
Shikoku Bank Ltd. (The)	18,000	52,254
Tochigi Bank Ltd. (The)	9,000	35,727
Toho Bank Ltd. (The)	27,000	79,272
Tokyo Tomin Bank Ltd. (The)	3,600	40,339
TOMONY Holdings Inc.	9,000	25,929
Yachiyo Bank Ltd. (The)	1,800	36,717
Yamagata Bank Ltd. (The)	18,000	76,996
Yamanashi Chuo Bank Ltd. (The)	18,000	69,672

		3,282,428
BEVERAGES—0.61%
Kagome Co. Ltd.	8,100	133,248
Takara Holdings Inc.	18,000	91,841

		225,089

BIOTECHNOLOGY—0.17%
AnGes MG Inc.(a)	18	26,186
OncoTherapy Science Inc.(a)	9	16,221
Takara Bio Inc.(a)	9	21,110

		63,517
BUILDING MATERIALS—1.21%
Central Glass Co. Ltd.	18,000	72,443
Chofu Seisakusho Co. Ltd.	2,700	55,965
Nichias Corp.	9,000	37,013
Sanwa Holdings Corp.	27,000	82,538
Sumitomo Osaka Cement Co. Ltd.	45,000	89,070
Takara Standard Co. Ltd.	18,000	107,280

		444,309
CHEMICALS—6.16%
Adeka Corp.	10,800	99,996
Aica Kogyo Co. Ltd.	9,000	94,711
Arisawa Manufacturing Co. Ltd.	1,800	12,687
C. Uyemura & Co. Ltd.	900	39,438
Chugoku Marine Paints Ltd.	9,000	61,854
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,000	32,659
DIC Corp.	63,000	105,300
Earth Chemical Co. Ltd.	1,800	51,601
Fujimi Inc.	2,700	37,855
Ishihara Sangyo Kaisha Ltd.(a)	45,000	34,143
Lintec Corp.	5,400	96,552
Nihon Nohyaku Co. Ltd.	9,000	44,931
Nihon Parkerizing Co. Ltd.	9,000	111,337
Nippon Carbon Co. Ltd.	18,000	54,431
Nippon Kayaku Co. Ltd.	18,000	145,678
Nippon Paint Co. Ltd.	27,000	172,795
Nippon Shokubai Co. Ltd.	9,000	82,241
Nippon Soda Co. Ltd.	18,000	63,734
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	57,104
NOF Corp.	18,000	69,870
Sakai Chemical Industry Co. Ltd.	9,000	36,519
Stella Chemifa Corp.	900	30,383
Sumitomo Bakelite Co. Ltd.	27,000	142,512
Taiyo Ink Manufacturing Co. Ltd.	1,800	45,049
Takasago International Corp.	9,000	39,685
Toagosei Co. Ltd.	27,000	115,197
Tokai Carbon Co. Ltd.	18,000	91,841
Tokyo Ohka Kogyo Co. Ltd.	5,400	96,611
Toyo Ink Manufacturing Co. Ltd.	27,000	99,164
Zeon Corp.	18,000	103,915

		2,269,793
COMMERCIAL SERVICES—1.79%
Aeon Delight Co. Ltd.(b)	1,800	30,106
Daiseki Co. Ltd.	3,660	74,013
Future Architect Inc.	18	6,205
Meitec Corp.	4,500	81,400
Nichii Gakkan Co.	5,400	48,751
Nishio Rent All Co. Ltd.	2,700	18,467
PARK24 Co. Ltd.	11,700	119,779
Pasona Group Inc.	36	23,158
Sohgo Security Services Co. Ltd.	7,200	74,581
So-net M3 Inc.(b)	9	33,748

TKC Corp.	2,700	46,791
Toppan Forms Co. Ltd.	7,200	73,552
Zenrin Co. Ltd.	2,700	29,987

		660,538
COMPUTERS—0.71%
CSK Holdings Corp.(a)	8,100	41,596
DTS Corp.	3,600	41,487
Ines Corp.	2,700	18,942
Melco Holdings Inc.	900	24,296
Net One Systems Co. Ltd.	54	69,177
NS Solutions Corp.	2,700	54,333
Roland DG Corp.	900	12,697

		262,528
COSMETICS & PERSONAL CARE—1.22%
Aderans Holdings Co. Ltd.(a)	4,500	49,236
Fancl Corp.	5,400	73,275
Kose Corp.	3,600	84,161
Lion Corp.	18,000	86,694
Mandom Corp.	3,600	96,829
Pigeon Corp.	1,800	60,963

		451,158
DISTRIBUTION & WHOLESALE—2.41%
Doshisha Co. Ltd.	2,700	59,410
F&A Aqua Holdings Inc.	3,600	33,926
Hanwa Co. Ltd.	27,000	105,696
Inaba Denki Sangyo Co. Ltd.	2,700	63,982
Itochu Enex Co. Ltd.	10,800	57,717
Iwatani Corp.	27,000	74,819
Japan Pulp & Paper Co. Ltd.	18,000	59,776
Japan Wind Development Co. Ltd.	9	19,209
JFE Shoji Holdings Inc.	18,000	83,726
Kanematsu Corp.(a)	54,000	43,941
Matsuda Sangyo Co. Ltd.	1,860	29,268
Nagase & Co. Ltd.	9,000	96,888
Nippon Gas Co. Ltd.	5,400	71,375
Ship Healthcare Holdings Inc.	36	25,929
Sumikin Bussan Corp.	9,000	20,783
Trusco Nakayama Corp.	2,700	40,170

		886,615
DIVERSIFIED FINANCIAL SERVICES—2.65%
AIFUL Corp.(a)(b)	13,050	17,077
Cedyna Financial Corp.(a)	16,200	25,652
Century Tokyo Leasing Corp.	6,380	80,399
Fuyo General Lease Co. Ltd.	1,800	46,673
GCA Savvian Group Corp.(a)	9	8,818
Hitachi Capital Corp.	4,500	64,130
IBJ Leasing Co. Ltd.	2,700	47,355
Ichiyoshi Securities Co. Ltd.	5,400	34,915
Jaccs Co. Ltd.	18,000	34,440
Japan Securities Finance Co. Ltd.	9,900	63,141
Kenedix Inc.(a)	126	31,936
Marusan Securities Co. Ltd.	8,100	45,247
Mizuho Investors Securities Co. Ltd.(a)	36,000	35,232
Okasan Securities Group Inc.	18,000	69,672
Orient Corp.(a)(b)	27,000	21,674
Osaka Securities Exchange Co. Ltd.	27	134,495
Promise Co. Ltd.(b)	7,650	53,081
Ricoh Leasing Co. Ltd.	2,700	59,677
Takefuji Corp.(b)	7,290	22,045

Tokai Tokyo Financial Holdings Inc.	18,000	64,130
Toyo Securities Co. Ltd.	9,000	15,142

		974,931
ELECTRIC—0.25%
Okinawa Electric Power Co. Inc. (The)	1,800	93,424

		93,424
ELECTRICAL COMPONENTS & EQUIPMENT—1.56%
Fujikura Ltd.	36,000	175,764
Funai Electric Co. Ltd.	2,700	106,438
Hitachi Cable Ltd.	18,000	49,087
Icom Inc.	900	23,584
Nippon Signal Co. Ltd. (The)	4,500	34,044
NPC Inc.	900	15,003
Sinfonia Technology Co. Ltd.	18,000	36,222
Takaoka Electric Manufacturing Co. Ltd.	9,000	30,185
Tokyo Rope Manufacturing Co. Ltd.	18,000	41,368
Toshiba Tec Corp.	18,000	64,526

		576,221
ELECTRONICS—6.67%
Alps Electric Co. Ltd.(a)	18,000	160,325
Anritsu Corp.(a)	18,000	68,485
Chiyoda Integre Co. Ltd.	2,700	35,598
CMK Corp.	5,400	32,184
Cosel Co. Ltd.	4,500	59,924
Dainippon Screen Manufacturing Co. Ltd.(a)	27,000	127,370
Eizo Nanao Corp.	2,700	58,281
Enplas Corp.	900	16,557
FDK Corp.(a)	9,000	13,163
Fujitsu General Ltd.	9,000	43,545
Furuno Electric Co. Ltd.	3,600	18,724
Futaba Corp.	4,500	77,491
Hamamatsu Photonics K.K.	7,200	194,212
HORIBA Ltd.	3,600	99,441
Hosiden Corp.	7,200	80,361
JEOL Ltd.	9,000	31,669
Kaga Electronics Co. Ltd.(b)	4,500	43,842
Koa Corp.	5,400	51,423
Kuroda Electric Co. Ltd.	3,600	50,235
Macnica Inc.	2,700	54,095
Meiko Electronics Co. Ltd.	900	18,952
Micronics Japan Co. Ltd.	1,800	25,019
Nichicon Corp.	8,100	92,187
Nihon Dempa Kogyo Co. Ltd.	1,800	34,717
Nippon Chemi-Con Corp.(a)	18,000	73,235
Nitto Kogyo Corp.	3,600	35,113
Ryosan Co. Ltd.	5,400	132,655
Sanshin Electronics Co. Ltd.	3,600	30,521
Sanyo Denki Co. Ltd.	9,000	43,644
Shinko Shoji Co. Ltd.	1,800	14,984
Star Micronics Co. Ltd.	5,400	54,333
Taiyo Yuden Co. Ltd.	9,000	118,661
Tamura Corp.	9,000	24,940
TOKO Inc.(a)	9,000	13,064
Tokyo Seimitsu Co. Ltd.(a)	4,500	69,623
Toyo Corp.	4,500	44,832
ULVAC Inc.	3,600	77,194
Wacom Co. Ltd.	45	66,703
Yamatake Corp.	7,200	172,439

		2,459,741

ENGINEERING & CONSTRUCTION—3.60%
Chudenko Corp.	3,600	41,328
COMSYS Holdings Corp.	13,500	113,712
Japan Airport Terminal Co. Ltd.	4,500	62,250
Kandenko Co. Ltd.	9,000	53,838
Kyowa Exeo Corp.	9,000	71,058
Maeda Corp.	18,000	50,077
Maeda Road Construction Co. Ltd.	9,000	68,584
Nippo Corp.	9,000	67,891
Nippon Road Co. Ltd. (The)	9,000	19,100
Nishimatsu Construction Co. Ltd.	36,000	45,129
Okumura Corp.	18,000	62,349
Penta-Ocean Construction Co. Ltd.	31,500	46,762
Shinko Plantech Co. Ltd.	4,500	38,102
SHO-BOND Holdings Co. Ltd.	3,600	71,929
Taihei Kogyo Co. Ltd.	9,000	30,976
Taikisha Ltd.	4,500	61,804
Takasago Thermal Engineering Co. Ltd.	9,000	77,095
Takuma Co. Ltd.(a)	9,000	20,684
Toa Corp.	18,000	18,804
Toda Corp.	27,000	89,663
Tokyu Construction Co. Ltd.	11,340	28,556
Toshiba Plant Systems & Services Corp.	9,000	110,347
Toyo Construction Co. Ltd.	45,000	22,762
Toyo Engineering Corp.	18,000	53,244

		1,326,044
ENTERTAINMENT—0.77%
Avex Group Holdings Inc.	4,500	54,382
Resorttrust Inc.	4,500	61,211
Shochiku Co. Ltd.	9,000	74,720
Toei Co. Ltd.	9,000	40,576
Tokyotokeiba Co. Ltd.	18,000	24,940
Yomiuri Land Co. Ltd.	9,000	29,492

		285,321
ENVIRONMENTAL CONTROL—0.14%
Asahi Holdings Inc.	2,700	51,037

		51,037
FOOD—3.99%
Ariake Japan Co. Ltd.	2,700	41,121
Ezaki Glico Co. Ltd.	9,000	96,591
Fuji Oil Co. Ltd.	9,000	119,650
House Foods Corp.	7,200	101,025
Itoham Foods Inc.	18,000	60,765
J-Oil Mills Inc.	9,000	26,325
Kato Sangyo Co. Ltd.	2,700	39,339
Kewpie Corp.	10,800	115,434
Maruha Nichiro Holdings Inc.	45,000	67,297
MEGMILK SNOW BRAND Co. Ltd.	4,500	76,451
Mitsui Sugar Co. Ltd.	9,000	28,799
Morinaga & Co. Ltd.	36,000	76,798
Morinaga Milk Industry Co. Ltd.	27,000	102,727
Nichirei Corp.	36,000	137,761
Nippon Beet Sugar Manufacturing Co. Ltd.	18,000	38,201
Nippon Flour Mills Co. Ltd.	18,000	84,121
Nippon Suisan Kaisha Ltd.	26,100	76,917
Nisshin OilliO Group Ltd. (The)	18,000	87,486
Prima Meat Packers Ltd.	18,000	19,002
Unicharm Petcare Corp.	1,800	75,214

		1,471,024

FOREST PRODUCTS & PAPER—1.29%
Daio Paper Corp.	9,000	66,011
Hokuetsu Kishu Paper Co. Ltd.	13,500	64,427
Mitsubishi Paper Mills Ltd.	45,000	52,452
Rengo Co. Ltd.	27,000	157,653
Sumitomo Forestry Co. Ltd.	17,100	135,574

		476,117
GAS—0.46%
Saibu Gas Co. Ltd.	54,000	143,699
Shizuoka Gas Co. Ltd.	4,500	27,067

		170,766
HAND & MACHINE TOOLS—1.56%
DISCO Corp.	2,700	182,593
Hitachi Koki Co. Ltd.	6,300	60,132
Meidensha Corp.(b)	18,000	72,839
Mori Seiki Co. Ltd.	10,800	110,209
OSG Corp.	9,900	103,311
Union Tool Co.	1,800	46,158

		575,242
HEALTH CARE - PRODUCTS—1.29%
Hogy Medical Co. Ltd.	1,800	89,565
Nakanishi Inc.	900	75,610
Nihon Kohden Corp.	4,500	88,921
Nipro Corp.	7,200	133,011
Paramount Bed Co. Ltd.	2,700	50,384
Topcon Corp.(b)	7,200	37,528

		475,019
HEALTH CARE - SERVICES—0.05%
Message Co. Ltd.	9	19,180

		19,180
HOME BUILDERS—0.54%
Haseko Corp.(a)	121,500	118,908
PanaHome Corp.	9,000	53,244
Token Corp.	1,080	28,336

		200,488
HOME FURNISHINGS—1.57%
Alpine Electronics Inc.(a)	5,400	65,733
Canon Electronics Inc.	2,700	65,288
Daiwa Industries Ltd.	9,000	42,061
Foster Electric Co. Ltd.	2,700	71,137
France Bed Holdings Co. Ltd.	18,000	25,929
Hoshizaki Electric Co. Ltd.	1,800	28,304
Juki Corp.(a)	18,000	31,669
JVC KENWOOD Holdings Inc.(a)	77,400	30,640
Nidec Sankyo Corp.	9,000	71,850
Noritz Corp.	3,600	61,636
Pioneer Corp.(a)	22,500	82,884

		577,131
HOUSEHOLD PRODUCTS & WARES—0.10%
Pilot Corp.	27	38,003

		38,003
HOUSEWARES—0.40%
Noritake Co. Ltd.	18,000	55,223
Sangetsu Co. Ltd.	4,500	92,880

		148,103

INTERNET—1.92%
Access Co. Ltd.	27	36,994
CyberAgent Inc.(b)	63	98,927
Digital Garage Inc.	9	15,815
Dwango Co. Ltd.	9	15,073
eAccess Ltd.	153	105,825
En-Japan Inc.	18	25,157
GMO Internet Inc.	6,300	23,415
Gourmet Navigator Inc.(b)	18	28,087
Index Holdings(a)	126	12,414
Internet Initiative Japan Inc.	18	40,853
kabu.com Securities Co. Ltd.(b)	9,000	43,050
Kakaku.com Inc.	18	68,089
Macromill Inc.	9	12,628
Mixi Inc.	9	43,100
Monex Group Inc.	126	52,581
Opt Inc.	9	13,064
So-net Entertainment Corp.	18	45,782
VeriSign Japan K.K.	36	14,449
Zappallas Inc.	9	12,153

		707,456
IRON & STEEL—1.21%
Aichi Steel Corp.	18,000	73,829
Godo Steel Ltd.	18,000	40,576
Kyoei Steel Ltd.	1,800	26,325
Mitsubishi Steel Manufacturing Co. Ltd.	18,000	36,024
Nakayama Steel Works Ltd.(a)	18,000	31,273
Nippon Metal Industry Co. Ltd.	18,000	26,523
Nippon Yakin Kogyo Co. Ltd.(a)	13,500	46,316
Sanyo Special Steel Co. Ltd.(a)	9,000	41,665
TOPY Industries Ltd.	27,000	55,817
Yodogawa Steel Works Ltd.	18,000	67,693

		446,041
LEISURE TIME—1.39%
Accordia Golf Co. Ltd.	63	62,280
Daiichikosho Co. Ltd.	5,400	66,505
Fields Corp.	18	21,199
H.I.S. Co. Ltd.	2,700	49,315
Heiwa Corp.	6,300	61,656
Mars Engineering Corp.	900	15,162
Mizuno Corp.	9,000	38,696
Pacific Golf Group International Holdings K.K.	63	43,713
Roland Corp.	2,700	29,363
Round One Corp.	5,400	36,875
Tokyo Dome Corp.	18,000	45,920
Universal Entertainment Corp.	2,700	43,139

		513,823
LODGING—0.09%
Fujita Kanko Inc.	9,000	34,638

		34,638
MACHINERY—4.18%
Aida Engineering Ltd.	9,900	39,953
Chugai Ro Co. Ltd.	9,000	22,168
CKD Corp.	8,100	64,932
Daifuku Co. Ltd.	9,000	61,161
Daihen Corp.	18,000	73,037
Fuji Machine Manufacturing Co. Ltd.	4,500	77,194
Furukawa Co. Ltd.(a)	36,000	39,191

Harmonic Drive Systems Inc.	9	35,628
Iseki & Co. Ltd.(a)	18,000	47,306
Komori Corp.	7,200	75,135
Makino Milling Machine Co. Ltd.(a)	9,000	54,728
Max Co. Ltd.	9,000	89,466
Miura Co. Ltd.	3,600	84,161
Modec Inc.	2,700	44,654
Nabtesco Corp.	9,000	119,254
Nippon Sharyo Ltd.	9,000	42,061
Nippon Thompson Co. Ltd.	9,000	56,114
Obara Corp.	1,800	20,545
Okuma Corp.(a)	18,000	109,259
Shima Seiki Manufacturing Ltd.	2,700	64,902
Sintokogio Ltd.	7,200	53,046
Tadano Ltd.	18,000	82,736
Toshiba Machine Co. Ltd.	18,000	73,235
Toyo Kanetsu K.K.	18,000	30,284
Tsubakimoto Chain Co.	18,000	78,579

		1,538,729
MACHINERY - DIVERSIFIED—0.62%
Ebara Corp.(a)	45,000	197,933
Torishima Pump Manufacturing Co. Ltd.	1,800	31,115

		229,048
MANUFACTURING—1.65%
Amano Corp.	9,000	75,808
Glory Ltd.	7,200	162,701
Japan Cash Machine Co. Ltd.	900	7,343
Kureha Corp.	18,000	89,664
Nikkiso Co. Ltd.	9,000	65,516
Nitta Corp.	3,600	57,717
Tamron Co. Ltd.	1,800	26,088
Tenma Corp.	3,600	38,320
Tokai Rubber Industries Ltd.	3,600	43,901
Toyo Tanso Co. Ltd.	900	40,873

		607,931
MEDIA—0.38%
Gakken Holdings Co. Ltd.	9,000	17,121
Kadokawa Group Holdings Inc.	2,700	58,430
SKY Perfect JSAT Holdings Inc.	180	63,833

		139,384
METAL FABRICATE & HARDWARE—1.65%
Kitz Corp.	9,000	40,279
Misumi Group Inc.	9,000	168,540
Mitsui High-Tech Inc.(a)	900	6,472
Nachi-Fujikoshi Corp.	27,000	72,740
Neturen Co. Ltd.	5,400	37,469
Oiles Corp.	4,580	66,983
Onoken Co. Ltd.	1,800	15,439
Ryobi Ltd.(a)	18,000	60,963
Tocalo Co. Ltd.	1,800	34,005
Toho Zinc Co. Ltd.	18,000	72,839
Yamazen Corp.	8,100	32,867

		608,596
MINING—1.48%
Nippon Coke & Engineering Co. Ltd.	18,000	31,669
Nippon Denko Co. Ltd.	9,000	60,468
Nippon Light Metal Co. Ltd.(a)	72,000	100,550
Nittetsu Mining Co. Ltd.	9,000	33,253

OSAKA Titanium technologies Co. Ltd.	1,800	59,974
Pacific Metals Co. Ltd.	18,000	137,563
Sumitomo Light Metal Industries Ltd.(a)	45,000	49,978
Toho Titanium Co. Ltd.	3,600	71,652

		545,107
OFFICE & BUSINESS EQUIPMENT—0.03%
Riso Kagaku Corp.	900	9,164

		9,164
OFFICE FURNISHINGS—0.40%
Kokuyo Co. Ltd.	10,800	93,345
Okamura Corp.	9,000	53,145

		146,490
OIL & GAS—0.10%
AOC Holdings Inc.	5,400	35,450

		35,450
PACKAGING & CONTAINERS—0.39%
FP Corp.	1,800	87,684
Fuji Seal International Inc.	2,700	56,322

		144,006
PHARMACEUTICALS—3.44%
EPS Co. Ltd.	18	42,120
Kaken Pharmaceutical Co. Ltd.	9,000	75,412
Kobayashi Pharmaceutical Co. Ltd.	3,600	144,689
KYORIN Co. Ltd.	9,000	121,333
Miraca Holdings Inc.	6,300	185,453
Mochida Pharmaceutical Co. Ltd.	9,000	80,361
Nichi-Iko Pharmaceutical Co. Ltd.	2,700	92,484
Nippon Shinyaku Co. Ltd.	9,000	95,799
Rohto Pharmaceutical Co. Ltd.	9,000	101,441
Sawai Pharmaceutical Co. Ltd.	1,800	146,074
Seikagaku Corp.	4,500	43,199
Taiko Pharmaceutical Co. Ltd.	900	15,835
Toho Holdings Co. Ltd.	4,500	69,128
Towa Pharmaceutical Co. Ltd.	900	53,640

		1,266,968
REAL ESTATE—1.26%
Arnest One Corp.	4,500	44,139
Daibiru Corp.	6,300	50,918
Daikyo Inc.(a)	27,000	53,145
Goldcrest Co. Ltd.	2,160	46,981
Heiwa Real Estate Co. Ltd.	22,500	57,895
Hulic Co. Ltd.	900	6,680
Leopalace21 Corp.(a)	11,700	46,960
Sankei Building Co. Ltd. (The)	3,600	21,971
Shoei Co. Ltd.	3,600	25,810
Sumitomo Real Estate Sales Co. Ltd.	900	41,121
TOC Co. Ltd.	9,000	35,232
Tokyu Livable Inc.	2,700	24,168
Touei Housing Corp.	900	8,412

		463,432
REAL ESTATE INVESTMENT TRUSTS—4.15%
Advance Residence Investment Corp.(a)	81	108,843
DA Office Investment Corp.	27	64,932
Frontier Real Estate Investment Corp.	18	130,240
Fukuoka REIT Corp.	9	53,046
Global One Real Estate Investment Corp. Ltd.	9	59,380

Hankyu REIT Inc.	9	37,706
Japan Excellent Inc.	18	89,861
Japan Logistics Fund Inc.	18	136,376
Kenedix Realty Investment Corp.	27	78,025
MID REIT Inc.	18	38,597
Mori Hills REIT Investment Corp.	18	35,945
MORI TRUST Sogo REIT Inc.(b)	9	68,584
Nippon Accommodations Fund Inc.	18	90,653
Nippon Commercial Investment Corp.	27	26,097
Nomura Real Estate Residential Fund Inc.	9	34,044
ORIX JREIT Inc.	27	118,463
Premier Investment Corp.	18	73,334
TOKYU REIT Inc.	18	96,987
Top REIT Inc.	18	83,726
United Urban Investment Corp.	18	105,102

		1,529,941
RETAIL—9.80%
Alpen Co. Ltd.	1,800	28,542
Aoki Holdings Inc.	3,600	52,017
Aoyama Trading Co. Ltd.	7,200	122,797
Arcs Co. Ltd.	3,600	43,862
Askul Corp.	2,700	50,592
Autobacs Seven Co. Ltd.	3,600	126,479
Belluna Co. Ltd.	3,150	14,479
Best Denki Co. Ltd.(a)	9,000	23,059
BIC Camera Inc.	81	30,061
Cawachi Ltd.	1,800	35,568
Chiyoda Co. Ltd.	3,600	45,049
Circle K Sunkus Co. Ltd.	6,300	81,400
cocokara fine HOLDINGS Inc.	900	16,339
Colowide Co. Ltd.	4,500	21,723
Culture Convenience Club Co. Ltd.	10,800	48,691
Daiei Inc. (The)(a)(b)	8,100	35,539
DCM Japan Holdings Co. Ltd.	9,000	51,166
Don Quijote Co. Ltd.	5,400	139,839
Doutor Nichires Holdings Co. Ltd.	4,500	64,081
Duskin Co. Ltd.	6,300	107,240
EDION Corp.	9,000	77,392
Fuji Co. Ltd.	1,800	30,462
GEO Corp.	45	51,067
Gulliver International Co. Ltd.(b)	450	13,608
H2O Retailing Corp.	18,000	112,822
Heiwado Co. Ltd.	4,500	55,817
Honeys Co. Ltd.	2,340	26,889
Izumi Co. Ltd.	7,200	94,849
Izumiya Co. Ltd.	9,000	39,883
Joshin Denki Co. Ltd.(b)	9,000	88,674
Keiyo Co. Ltd.	4,500	21,921
Kisoji Co. Ltd.	4,500	87,338
Kohnan Shoji Co. Ltd.	2,700	30,373
Komeri Co. Ltd.	3,600	82,221
K’s Holdings Corp.	5,400	126,004
Maruetsu Inc. (The)	9,000	34,539
Matsumotokiyoshi Co. Ltd.	4,500	90,703
Matsuya Co. Ltd.(a)	3,600	34,124
Megane Top Co. Ltd.	1,800	12,311
MOS Food Services Inc.	3,600	58,073
Nishimatsuya Chain Co. Ltd.	6,300	62,626
Nissen Holdings Co. Ltd.	6,300	23,000
Parco Co. Ltd.	5,400	42,694
Paris Miki Holdings Inc.	4,500	34,638
Plenus Co. Ltd.	3,600	46,870

Point Inc.	1,620	92,454
Right On Co. Ltd.	2,700	20,338
Ringer Hut Co. Ltd.	1,800	19,397
Ryohin Keikaku Co. Ltd.	2,700	110,446
Saint Marc Holdings Co. Ltd.	900	32,807
Saizeriya Co. Ltd.	3,600	68,683
San-A & Co. Ltd.	900	33,055
Sankyo-Tateyama Holdings Inc.(a)	45,000	55,421
Seiko Holdings Corp.(a)	9,000	23,158
Senshukai Co. Ltd.	5,400	28,502
Shimachu Co. Ltd.	5,400	101,480
Sugi Holdings Co. Ltd.	3,600	73,750
Sundrug Co. Ltd.	3,600	83,884
Toridoll Corp.	9	16,409
Tsuruha Holdings Inc.	1,800	59,677
Valor Co. Ltd.	4,500	34,242
Watami Co. Ltd.	3,600	64,289
Xebio Co. Ltd.	2,700	50,324
Yoshinoya Holdings Co. Ltd.	54	53,382
Zensho Co. Ltd.	8,100	72,770

		3,611,889
SEMICONDUCTORS—0.42%
Megachips Corp.	1,800	25,276
Mimasu Semiconductor Industry Co. Ltd.	2,700	34,025
Sanken Electric Co. Ltd.(a)	9,000	35,232
Shindengen Electric Manufacturing Co. Ltd.(a)	9,000	29,690
Shinkawa Ltd.	900	13,578
THine Electronics Inc.	9	16,755

		154,556
SHIPBUILDING—0.51%
Hitachi Zosen Corp.(b)	94,500	118,463
Namura Shipbuilding Co. Ltd.	5,400	33,193
Sasebo Heavy Industries Co. Ltd.	18,000	34,836

		186,492
SOFTWARE—1.18%
Capcom Co. Ltd.	5,400	93,879
Fuji Soft Inc.	3,600	63,932
Nihon Unisys Ltd.	7,200	52,096
NSD Co. Ltd.	4,500	48,741
Obic Business Consultants Co. Ltd.	900	43,991
Sumisho Computer Systems Corp.	2,700	39,814
Tecmo Koei Holdings Co. Ltd.	5,400	36,519
Trans Cosmos Inc.	3,600	32,659
Works Applications Co. Ltd.	45	23,876

		435,507
STORAGE & WAREHOUSING—0.48%
Mitsui-Soko Co. Ltd.	18,000	68,089
Shibusawa Warehouse Co. Ltd. (The)	9,000	29,888
Sumitomo Warehouse Co. Ltd. (The)	18,000	80,559

		178,536
TELECOMMUNICATIONS—1.44%
AIPHONE Co. Ltd.	900	13,390
Daimei Telecom Engineering Corp.	3,600	24,346
Denki Kogyo Co. Ltd.	9,000	40,081
Hikari Tsushin Inc.	2,700	48,691
Hitachi Kokusai Electric Inc.	9,000	83,528
IT Holdings Corp.	9,048	107,852
Japan Radio Co. Ltd.	9,000	20,189

MTI Ltd.	9	14,291
Oki Electric Industry Co. Ltd.(a)	90,000	84,121
Okinawa Cellular Telephone Co.	18	33,629
Telepark Corp.	27	37,291
Uniden Corp.(a)	9,000	24,841

		532,250
TEXTILES—0.99%
Daiwabo Holdings Co. Ltd.(b)	18,000	39,587
Kurabo Industries Ltd.	27,000	42,753
Nitto Boseki Co. Ltd.	36,000	79,965
Seiren Co. Ltd.	7,200	39,111
Toyobo Co. Ltd.	72,000	110,842
Unitika Ltd.(a)	63,000	52,650

		364,908
TOYS, GAMES & HOBBIES—0.32%
Sanrio Co. Ltd.	5,400	52,729
Tomy Co. Ltd.	9,000	66,802

		119,531
TRANSPORTATION—2.78%
Daiichi Chuo Kisen Kaisha(a)	9,000	26,820
Fukuyama Transporting Co. Ltd.	18,000	84,517
Hitachi Transport System Ltd.	5,400	75,769
Iino Kaiun Kaisha Ltd.(b)	10,800	57,836
Inui Steamship Co. Ltd.	2,700	18,111
Kintetsu World Express Inc.	1,800	43,050
Nippon Konpo Unyu Soko Co. Ltd.	9,000	98,274
Nishi-Nippon Railroad Co. Ltd.	36,000	138,553
Sankyu Inc.	27,000	114,009
Seino Holdings Co. Ltd.	18,000	125,093
Shinwa Kaiun Kaisha Ltd.	9,000	26,523
Sotetsu Holdings Inc.	45,000	189,521
Yusen Air & Sea Service Co. Ltd.	1,800	25,989

		1,024,065

TOTAL COMMON STOCKS
(Cost: $39,906,782)		36,470,086

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.20%

MONEY MARKET FUNDS—2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	661,458	661,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	139,280	139,280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	11,054	11,054

		811,792

TOTAL SHORT-TERM INVESTMENTS
(Cost: $811,792)		811,792

TOTAL INVESTMENTS IN SECURITIES—101.15%
(Cost: $40,718,574)	37,281,878
Other Assets, Less Liabilities—(1.15)%	(424,054)

NET ASSETS—100.00%	$36,857,824

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.02%

AGRICULTURE—11.04%
British American Tobacco (Malaysia) Bhd	845,000	$11,075,243
Genting Plantations Bhd	1,430,000	2,798,392
IOI Corp. Bhd	21,320,030	30,789,849
Kuala Lumpur Kepong Bhd	3,055,000	14,700,334

		59,363,818
AIRLINES—1.11%
AirAsia Bhd(a)	7,930,000	2,814,957
Malaysian Airline System Bhd(a)	5,330,600	3,153,723

		5,968,680
AUTO PARTS & EQUIPMENT—1.27%
UMW Holdings Bhd	3,575,000	6,822,436

		6,822,436
BANKS—28.58%
Alliance Financial Group Bhd	5,915,000	4,935,149
AMMB Holdings Bhd	11,570,037	16,814,465
CIMB Group Holdings Bhd	25,155,064	51,744,943
Hong Leong Bank Bhd	3,055,000	7,841,414
Malayan Banking Bhd	20,345,020	44,072,646
Public Bank Bhd Foreign	6,760,000	23,545,146
RHB Capital Bhd	2,730,000	4,754,308

		153,708,071
BUILDING MATERIALS—0.79%
Lafarge Malayan Cement Bhd	2,145,060	4,230,246

		4,230,246
COMMERCIAL SERVICES—1.72%
PLUS Expressways Bhd	9,555,000	9,276,699

		9,276,699
DIVERSIFIED FINANCIAL SERVICES—1.36%
Bursa Malaysia Bhd	2,015,000	4,218,295
Hong Leong Financial Group Bhd	1,300,000	3,127,730

		7,346,025
ELECTRIC—7.39%
Tenaga Nasional Bhd	12,480,050	31,124,396
YTL Power International Bhd	13,000,075	8,637,793

		39,762,189
ENGINEERING & CONSTRUCTION—5.71%
Gamuda Bhd	10,270,000	8,631,038
IJM Corp. Bhd	6,760,040	9,455,032
MMC Corp. Bhd	4,875,000	3,638,501
YTL Corp. Bhd	4,160,021	8,986,453

		30,711,024

ENTERTAINMENT—2.44%
Berjaya Sports Toto Bhd	4,290,050	5,518,754
Tanjong PLC	1,430,000	7,592,536

		13,111,290
FOOD—2.33%
PPB Group Bhd	2,665,066	12,532,926

		12,532,926
GAS—1.78%
Petronas Gas Bhd	3,185,000	9,566,596

		9,566,596
HOLDING COMPANIES - DIVERSIFIED—8.49%
Berjaya Corp. Bhd	10,140,000	4,583,920
Sime Darby Bhd	17,290,025	41,074,301

		45,658,221
IRON & STEEL—0.88%
Parkson Holdings Bhd	2,990,033	4,744,500

		4,744,500
LODGING—8.20%
Genting Bhd	14,170,000	28,933,283
Genting Malaysia Bhd	18,850,000	15,155,491

		44,088,774
OIL & GAS—0.79%
Petronas Dagangan Bhd	1,560,000	4,236,044

		4,236,044
REAL ESTATE—0.84%
SP Setia Bhd	3,900,000	4,496,359

		4,496,359
TELECOMMUNICATIONS—10.99%
Axiata Group Bhd(a)	16,185,000	18,119,736
DiGi.Com Bhd	2,210,000	15,207,160
Maxis Communications Bhd	11,960,000	19,014,078
Telekom Malaysia Bhd	6,825,000	6,750,455

		59,091,429
TRANSPORTATION—3.31%
MISC Bhd	7,150,920	17,812,213

		17,812,213

TOTAL COMMON STOCKS
(Cost: $285,238,822)		532,527,540

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	407,650	407,650

		407,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $407,650)	407,650

TOTAL INVESTMENTS IN SECURITIES—99.10%
(Cost: $285,646,472)	532,935,190
Other Assets, Less Liabilities—0.90%	4,862,328

NET ASSETS—100.00%	$537,797,518

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

BANKS—1.06%
Banco Compartamos SA(a)	2,999,700	$15,463,896

		15,463,896
BEVERAGES—7.48%
Fomento Economico Mexicano SAB de CV BD Units	16,008,308	68,016,769
Grupo Modelo SAB de CV Series C	7,454,756	40,850,357

		108,867,126
BUILDING MATERIALS—6.62%
Cemex SAB de CV CPO(b)	88,090,270	96,392,399

		96,392,399
CHEMICALS—1.60%
Mexichem SAB de CV	8,731,831	23,361,375

		23,361,375
DIVERSIFIED FINANCIAL SERVICES—5.97%
Bolsa Mexicana de Valores SAB de CV(a)	2,643,300	3,986,571
Financiera Independencia SAB de CV(a)(b)	872,768	887,243
Grupo Financiero Banorte SAB de CV Series O	13,572,900	52,535,702
Grupo Financiero Inbursa SAB de CV Series O	8,702,100	29,431,750

		86,841,266
ENGINEERING & CONSTRUCTION—4.07%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	10,038,600	5,535,226
Empresas ICA SAB de CV(a)(b)	5,375,774	12,591,463
Grupo Aeroportuario del Centro Norte SAB de CV(a)	2,108,700	3,537,304
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,385,500	21,799,998
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR(a)	308,880	15,805,390

		59,269,381
FOOD—3.44%
Alsea SAB de CV(a)	4,365,945	4,346,805
Gruma SAB de CV Series B(a)(b)	3,088,869	4,747,327
Grupo Bimbo SAB de CV Series A	5,732,100	41,003,827

		50,097,959
FOREST PRODUCTS & PAPER—2.99%
Corporacion Durango SAB de CV(b)	400,124	361,702
Kimberly-Clark de Mexico SAB de CV Series A	7,900,200	43,107,227

		43,468,929
HOLDING COMPANIES - DIVERSIFIED—4.04%
Alfa SAB de CV Series A	4,098,600	28,414,821
Grupo Carso SAB de CV Series A1	9,058,530	30,355,849

		58,770,670

HOME BUILDERS—3.15%
Consorcio ARA SAB de CV(a)	10,632,600	6,572,890
Corporacion Geo SAB de CV Series B(a)(b)	4,900,960	13,713,530
Desarrolladora Homex SAB de CV(b)	2,583,930	11,444,267
Sare Holding SAB de CV Series B(a)(b)	1,692,900	422,027
Urbi Desarrollos Urbanos SAB de CV(b)	7,009,200	13,717,433

		45,870,147
IRON & STEEL—0.22%
Compania Minera Autlan SAB de CV Series B(a)	538,400	1,172,012
Grupo Simec SAB de CV Series B(a)(b)	831,600	2,060,198

		3,232,210
MACHINERY—0.53%
Industrias CH SAB de CV Series B(a)(b)	2,168,100	7,768,922

		7,768,922
MEDIA—5.58%
Grupo Televisa SA CPO	18,117,099	68,070,412
Megacable Holdings SAB de CV CPO(a)(b)	2,999,700	7,193,810
TV Azteca SAB de CV CPO(a)	11,680,200	6,004,988

		81,269,210
MINING—6.32%
Grupo Mexico SAB de CV Series B	30,145,510	71,896,261
Industrias Penoles SAB de CV	1,069,200	20,077,938

		91,974,199
PHARMACEUTICALS—0.39%
Genomma Lab Internacional SAB de CV Series B(a)(b)	1,782,000	5,687,919

		5,687,919
RETAIL—11.98%
Controladora Comercial Mexicana SA de CV BC Units(a)(b)	7,958,000	7,397,789
Grupo Elektra SA de CV(a)	739,530	29,494,591
Grupo Famsa SAB de CV Series A(a)(b)	2,999,715	5,094,864
Wal-Mart de Mexico SAB de CV Series V	59,043,600	132,426,186

		174,413,430
TELECOMMUNICATIONS—34.40%
America Movil SAB de CV Series L	144,549,940	344,523,349
Axtel SAB de CV CPO(a)(b)	12,533,400	7,056,848
Carso Global Telecom SAB de CV Series A1(a)(b)	9,474,331	45,501,099
Maxcom Telecomunicaciones SAB de CV(a)(b)	1,067,800	676,681
Telefonos de Mexico SAB de CV Series L	68,280,300	48,572,980
Telmex Internacional SAB de CV Series L	60,469,200	54,474,853

		500,805,810

TOTAL COMMON STOCKS
(Cost: $1,646,639,393)		1,453,554,848

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.91%

MONEY MARKET FUNDS—1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	22,435,480	22,435,480
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	4,724,125	4,724,125
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	696,419	696,419

		27,856,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,856,024)		27,856,024

TOTAL INVESTMENTS IN SECURITIES—101.75%
(Cost: $1,674,495,417)		1,481,410,872
Other Assets, Less Liabilities—(1.75)%		(25,506,117)

NET ASSETS—100.00%		$1,455,904,755

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.67%

BANKS—0.29%
SNS REAAL NV(a)	72,756	$362,465

		362,465
BEVERAGES—4.64%
Heineken Holding NV	37,929	1,413,454
Heineken NV	103,071	4,432,682

		5,846,136
BIOTECHNOLOGY—0.44%
Crucell NV(a)	30,879	548,901

		548,901
BUILDING MATERIALS—0.21%
Wavin NV	21,405	259,099

		259,099
CHEMICALS—6.99%
Akzo Nobel NV	112,518	5,770,678
Koninklijke DSM NV	75,717	3,034,539

		8,805,217
COMMERCIAL SERVICES—2.16%
Brunel International NV	4,935	151,318
Randstad Holding NV(a)	50,760	2,132,914
USG People NV(a)	31,161	436,714

		2,720,946
DIVERSIFIED FINANCIAL SERVICES—0.31%
BinckBank NV	22,419	276,349
KAS Bank NV CVA	8,037	112,141

		388,490
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Draka Holding NV(a)	13,677	205,594
TKH Group NV	15,933	298,646

		504,240
ELECTRONICS—11.27%
Koninklijke Philips Electronics NV	471,504	14,195,739

		14,195,739
ENGINEERING & CONSTRUCTION—1.58%
Arcadis NV	24,675	432,686
Koninklijke BAM Groep NV	56,118	368,777
Royal Boskalis Westminster NV CVA	31,302	1,185,794

		1,987,257
FOOD—24.08%
CSM NV CVA	33,558	1,003,722
Koninklijke Ahold NV	449,085	5,690,184
Koninklijke Wessanen NV(a)	40,688	152,530
Nutreco Holding NV	17,766	966,587
Sligro Food Group NV	17,484	521,546
Unilever NV CVA	798,939	21,989,923

		30,324,492

HOLDING COMPANIES - DIVERSIFIED—0.72%
Imtech NV	29,892	795,836
Ordina NV(a)	25,803	110,762

		906,598
HOUSEWARES—0.13%
Hunter Douglas NV	3,666	162,927

		162,927
INSURANCE—15.64%
AEGON NV(a)	752,094	4,304,271
Delta Lloyd NV(a)	49,350	903,711
ING Groep NV CVA(a)	1,817,349	14,486,237

		19,694,219
INVESTMENT COMPANIES—0.09%
Kardan NV(a)	28,200	115,105

		115,105
LEISURE TIME—0.13%
Accell Group NV	3,829	159,996

		159,996
MANUFACTURING—0.69%
Aalberts Industries NV	45,402	564,354
Koninklijke Ten Cate NV	13,113	301,010

		865,364
MEDIA—5.05%
Reed Elsevier NV	353,205	3,724,429
Wolters Kluwer NV	142,128	2,635,111

		6,359,540
METAL FABRICATE & HARDWARE—0.06%
Advanced Metallurgical Group NV(a)(b)	8,319	73,831

		73,831
OIL & GAS SERVICES—2.40%
Fugro NV CVA	33,537	1,751,433
SBM Offshore NV	78,960	1,268,725

		3,020,158
PHARMACEUTICALS—0.43%
Mediq NV	30,551	537,984

		537,984
REAL ESTATE INVESTMENT TRUSTS—2.88%
Corio NV	28,623	1,369,502
Eurocommercial Properties NV	17,907	565,852
Nieuwe Steen Investments NV	16,638	301,602
VastNed Offices/Industrial NV	8,883	120,495
VastNed Retail NV	9,165	447,269
Wereldhave NV	11,280	820,964

		3,625,684

RETAIL—0.30%
Beter Bed Holding NV	9,588	208,093
Macintosh Retail Group NV	8,200	171,699

		379,792
SEMICONDUCTORS—5.02%
ASM International NV(a)	21,150	432,947
ASML Holding NV	206,565	5,889,256

		6,322,203
SOFTWARE—0.65%
Exact Holding NV	7,755	170,892
TomTom NV(a)(b)	57,669	371,929
Unit 4 Agresso NV	12,354	277,265

		820,086
TELECOMMUNICATIONS—8.44%
Koninklijke KPN NV	810,891	10,634,471

		10,634,471
TRANSPORTATION—4.67%
Royal Vopak NV	33,840	1,296,336
TNT NV	180,762	4,587,419

		5,883,755

TOTAL COMMON STOCKS
(Cost: $173,273,037)		125,504,695

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.41%

MONEY MARKET FUNDS—0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	349,569	349,569
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	73,607	73,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	88,336	88,336

		511,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $511,512)		511,512

TOTAL INVESTMENTS IN SECURITIES—100.08%
(Cost: $173,784,549)		126,016,207
Other Assets, Less Liabilities—(0.08)%		(101,359)

NET ASSETS—100.00%		$125,914,848

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.29%

AUSTRALIA—66.28%
AGL Energy Ltd.	1,346,316	$15,418,586
Alumina Ltd.	7,321,084	10,426,219
Amcor Ltd.	3,660,844	19,116,312
AMP Ltd.	6,148,720	29,449,325
Aristocrat Leisure Ltd.	1,200,450	4,111,191
Arrow Energy Ltd.(a)(b)	1,806,934	7,398,294
Asciano Group(a)	8,767,060	11,890,939
ASX Ltd.	517,326	13,651,665
Australia and New Zealand Banking Group Ltd.	7,593,488	144,961,235
AXA Asia Pacific Holdings Ltd.	3,101,842	15,382,174
Bendigo and Adelaide Bank Ltd.	1,051,262	7,556,993
BGP Holdings PLC(c)	27,004,595	3,330
BHP Billiton Ltd.	10,056,298	332,208,487
Billabong International Ltd.	607,322	5,210,048
BlueScope Steel Ltd.(a)	5,475,562	10,722,174
Boral Ltd.	1,786,632	8,496,502
Brambles Ltd.	4,240,986	23,511,848
Caltex Australia Ltd.	405,284	3,858,170
CFS Retail Property Trust	5,266,880	8,639,261
Coca-Cola Amatil Ltd.	1,684,556	15,479,500
Cochlear Ltd.	169,422	10,511,477
Commonwealth Bank of Australia	4,600,970	203,280,627
Computershare Ltd.	1,334,236	12,294,316
Crown Ltd.	1,354,772	8,842,990
CSL Ltd.	1,670,362	44,461,328
CSR Ltd.	4,539,966	6,523,257
Dexus Property Group	14,304,834	9,397,811
Energy Resources of Australia Ltd.	200,830	2,442,996
Fairfax Media Ltd.(b)	6,359,818	8,086,827
Fortescue Metals Group Ltd.(a)	3,726,076	13,234,512
Foster’s Group Ltd.	5,793,568	27,011,642
Goodman Fielder Ltd.	4,136,796	4,769,196
Goodman Group	18,595,952	9,773,549
GPT Group	5,285,000	12,006,653
Harvey Norman Holdings Ltd.	1,594,258	4,662,511
Incitec Pivot Ltd.	4,870,354	12,427,083
Insurance Australia Group Ltd.	6,239,924	19,306,980
Intoll Group	6,786,846	5,983,338
James Hardie Industries SE(a)	1,338,568	8,396,810
Leighton Holdings Ltd.	402,868	11,164,001
Lend Lease Group	1,609,962	10,590,575
Macarthur Coal Ltd.	380,218	3,700,128
Macquarie Group Ltd.	1,002,942	37,493,552
MAp Group	2,247,240	5,276,809
Metcash Ltd.	2,294,596	7,683,260
Mirvac Group	8,950,978	9,788,190
National Australia Bank Ltd.	6,350,154	133,391,373

Newcrest Mining Ltd.	1,450,808	39,404,392
OneSteel Ltd.	3,980,964	10,866,416
Orica Ltd.	1,081,764	23,237,068
Origin Energy Ltd.	2,635,554	33,355,996
OZ Minerals Ltd.(a)	9,378,006	8,665,212
Paladin Energy Ltd.(a)	2,041,822	6,698,399
Qantas Airways Ltd.(a)	3,330,154	6,916,280
QBE Insurance Group Ltd.	3,076,776	51,172,551
Rio Tinto Ltd.	1,307,962	75,617,390
Santos Ltd.	2,496,332	26,345,951
Sims Metal Management Ltd.	485,012	8,342,125
Sonic Healthcare Ltd.	1,105,924	9,421,792
SP AusNet	4,058,276	2,924,171
Stockland Corp. Ltd.	7,152,568	23,404,075
Suncorp-Metway Ltd.	3,814,562	26,321,538
Tabcorp Holdings Ltd.	1,821,362	10,298,270
Tatts Group Ltd.	3,823,018	7,713,038
Telstra Corp. Ltd.	13,070,560	32,685,746
Toll Holdings Ltd.	1,993,804	10,546,521
Transurban Group	3,813,656	14,127,494
Wesfarmers Ltd.	3,016,678	73,904,176
Wesfarmers Ltd. Partially Protected	456,020	11,148,626
Westfield Group	6,570,614	71,294,841
Westpac Banking Corp.	8,919,872	176,936,187
Woodside Petroleum Ltd.	1,632,914	60,158,253
Woolworths Ltd.	3,721,546	83,317,068
WorleyParsons Ltd.	573,196	12,176,610

		2,246,994,230
HONG KONG—19.49%
ASM Pacific Technology Ltd.	604,000	4,794,174
Bank of East Asia Ltd.	4,530,120	16,233,131
BOC Hong Kong (Holdings) Ltd.	11,174,000	25,086,408
Cathay Pacific Airways Ltd.	3,624,000	6,991,116
Cheung Kong (Holdings) Ltd.	4,228,000	48,030,953
Cheung Kong Infrastructure Holdings Ltd.	1,510,000	5,449,688
CLP Holdings Ltd.	5,738,000	40,385,875
Esprit Holdings Ltd.	3,442,811	19,632,904
Foxconn International Holdings Ltd.(a)(b)	6,342,000	4,699,920
Hang Lung Group Ltd.	2,416,000	11,496,709
Hang Lung Properties Ltd.	6,342,736	22,402,564
Hang Seng Bank Ltd.	2,295,200	30,834,763
Henderson Land Development Co. Ltd.	3,322,056	19,968,305
Hong Kong and China Gas Co. Ltd. (The)(b)	12,986,627	28,522,059
Hong Kong Exchanges and Clearing Ltd.(b)	3,020,000	46,933,258
Hongkong Electric Holdings Ltd.	4,228,000	25,006,505
Hopewell Holdings Ltd.	1,661,000	4,522,659
Hutchison Whampoa Ltd.	6,342,000	39,749,754
Hysan Development Co. Ltd.	1,812,000	4,747,629
Kerry Properties Ltd.	2,114,000	8,783,501
Li & Fung Ltd.	6,645,600	29,532,396
Lifestyle International Holdings Ltd.	1,812,000	3,374,540
Link REIT (The)(b)	6,644,000	15,889,041
Mongolia Energy Corp. Ltd.(a)	9,060,000	3,327,995
MTR Corp. Ltd.	4,228,000	14,634,643
New World Development Co. Ltd.	7,550,941	12,258,478
NWS Holdings Ltd.	2,416,000	4,213,908
Orient Overseas International Ltd.	604,000	4,146,418
PCCW Ltd.	11,174,000	2,999,462
Sands China Ltd.(a)	6,040,000	8,843,622
Shangri-La Asia Ltd.	3,624,000	6,404,644

Sino Land Co. Ltd.	4,832,000	8,092,690
Sun Hung Kai Properties Ltd.	4,228,000	56,312,152
Swire Pacific Ltd. Class A	2,265,000	24,610,870
Television Broadcasts Ltd.	906,000	3,956,357
Wharf (Holdings) Ltd. (The)	4,228,000	20,933,785
Wheelock and Co. Ltd.	2,718,000	7,208,716
Wing Hang Bank Ltd.	604,000	5,267,385
Wynn Macau Ltd.(a)	4,711,200	7,612,031
Yue Yuen Industrial (Holdings) Ltd.	2,265,000	6,909,080

		660,800,088
NEW ZEALAND—0.82%
Auckland International Airport Ltd.	2,734,006	3,486,415
Contact Energy Ltd.(a)	911,738	3,630,195
Fletcher Building Ltd.	1,818,946	10,018,384
Sky City Entertainment Group Ltd.	1,725,930	3,441,853
Telecom Corp. of New Zealand Ltd.	5,684,244	7,171,458

		27,748,305
SINGAPORE—12.70%
Ascendas Real Estate Investment Trust(b)	4,530,813	6,135,375
CapitaLand Ltd.	7,852,000	19,978,362
CapitaMall Trust Management Ltd.	6,644,781	8,713,846
CapitaMalls Asia Ltd.	3,926,000	5,903,970
City Developments Ltd.	1,510,000	11,063,217
ComfortDelGro Corp. Ltd.	5,738,000	5,929,798
COSCO Corp. (Singapore) Ltd.(b)	3,020,104	2,970,382
DBS Group Holdings Ltd.	5,134,000	50,421,581
Fraser and Neave Ltd.	3,020,150	10,525,646
Genting Singapore PLC(a)(b)	18,120,400	13,172,837
Golden Agri-Resources Ltd.	19,932,987	7,174,227
Jardine Cycle & Carriage Ltd.	302,000	5,979,303
Keppel Corp. Ltd.	3,926,000	24,399,344
Keppel Land Ltd.	2,114,000	5,228,123
Neptune Orient Lines Ltd.(b)	2,718,750	3,623,450
Noble Group Ltd.(b)	8,871,709	11,001,906
Olam International Ltd.(b)	3,624,600	6,019,042
Oversea-Chinese Banking Corp. Ltd.	7,248,600	43,188,865
SembCorp Industries Ltd.	3,020,240	8,610,192
SembCorp Marine Ltd.	2,416,200	6,888,176
Singapore Airlines Ltd.	1,510,800	15,289,972
Singapore Exchange Ltd.(b)	2,416,000	12,707,633
Singapore Press Holdings Ltd.(b)	4,530,517	12,076,212
Singapore Technologies Engineering Ltd.	4,832,000	10,710,228
Singapore Telecommunications Ltd.	23,858,328	48,801,512
StarHub Ltd.	1,812,000	2,763,652
United Overseas Bank Ltd.	3,624,000	46,904,597
UOL Group Ltd.	1,510,000	4,164,849
Wilmar International Ltd.(b)	3,926,000	16,172,960
Yangzijiang Shipbuilding (Holdings) Ltd.(b)	4,530,000	4,067,992

		430,587,249

TOTAL COMMON STOCKS
(Cost: $3,181,909,771)		3,366,129,872

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Henderson Land Development Co. Ltd. (Expires 4/15/11)(a)(c)	684,211	9

		9

TOTAL WARRANTS
(Cost: $0)		9

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.12%

MONEY MARKET FUNDS—2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	59,342,769	59,342,769
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	12,495,506	12,495,506
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	20,772	20,772

		71,859,047

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,859,047)		71,859,047

TOTAL INVESTMENTS IN SECURITIES—101.41%
(Cost: $3,253,768,818)		3,437,988,928
Other Assets, Less Liabilities—(1.41)%		(47,817,228)

NET ASSETS—100.00%		$3,390,171,700

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.94%

AGRICULTURE—5.37%
Golden Agri-Resources Ltd.	62,850,628	$22,621,030
Wilmar International Ltd.	12,570,000	51,781,484

		74,402,514
AIRLINES—3.68%
Singapore Airlines Ltd.	5,028,467	50,890,336

		50,890,336
BANKS—34.16%
DBS Group Holdings Ltd.(a)	16,341,500	160,491,676
Oversea-Chinese Banking Corp. Ltd.	25,140,000	149,790,036
United Overseas Bank Ltd.	12,570,000	162,690,615

		472,972,327
BEVERAGES—2.53%
Fraser and Neave Ltd.	10,056,000	35,046,568

		35,046,568
DISTRIBUTION & WHOLESALE—1.80%
Jardine Cycle & Carriage Ltd.	1,257,000	24,887,364

		24,887,364
DIVERSIFIED FINANCIAL SERVICES—3.34%
Singapore Exchange Ltd.	8,799,000	46,280,821

		46,280,821
ENGINEERING & CONSTRUCTION—4.49%
SembCorp Industries Ltd.	10,056,000	28,667,949
Singapore Technologies Engineering Ltd.	15,084,000	33,433,996

		62,101,945
FOOD—1.36%
Olam International Ltd.(a)	11,313,000	18,786,466

		18,786,466
HOLDING COMPANIES - DIVERSIFIED—7.03%
Keppel Corp. Ltd.	10,056,000	62,496,130
Noble Group Ltd.(a)	28,121,999	34,874,405

		97,370,535
MEDIA—2.90%
Singapore Press Holdings Ltd.(a)	15,084,000	40,206,799

		40,206,799
REAL ESTATE—11.67%
CapitaLand Ltd.(a)	21,369,000	54,370,558
CapitaMalls Asia Ltd.	7,542,000	11,341,758
City Developments Ltd.	5,028,000	36,838,315
Genting Singapore PLC(a)(b)	57,822,400	42,034,672

Keppel Land Ltd.	1,257,000	3,108,681
UOL Group Ltd.	5,028,000	13,868,121

		161,562,105
REAL ESTATE INVESTMENT TRUSTS—3.38%
Ascendas Real Estate Investment Trust(a)	13,827,335	18,724,208
CapitaMall Trust Management Ltd.	21,369,800	28,023,970

		46,748,178
SHIPBUILDING—2.53%
SembCorp Marine Ltd.(a)	7,542,000	21,500,962
Yangzijiang Shipbuilding (Holdings) Ltd.(a)	15,084,000	13,545,606

		35,046,568
TELECOMMUNICATIONS—11.83%
Singapore Telecommunications Ltd.	75,420,568	154,270,565
StarHub Ltd.	6,285,000	9,585,846

		163,856,411
TRANSPORTATION—2.87%
ComfortDelGro Corp. Ltd.	17,598,000	18,186,230
COSCO Corp. (Singapore) Ltd.(a)	10,056,000	9,890,443
Neptune Orient Lines Ltd.(a)	8,799,499	11,727,648

		39,804,321

TOTAL COMMON STOCKS
(Cost: $1,397,360,196)		1,369,963,258

Security	Shares	Value

SHORT-TERM INVESTMENTS—17.72%

MONEY MARKET FUNDS—17.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	202,285,650	202,285,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	42,594,265	42,594,265
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	511,003	511,003

		245,390,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,390,918)		245,390,918

TOTAL INVESTMENTS IN SECURITIES—116.66%
(Cost: $1,642,751,114)		1,615,354,176
Other Assets, Less Liabilities—(16.66)%		(230,630,317)

NET ASSETS—100.00%		$1,384,723,859

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.99%

BANKS—14.40%
Absa Group Ltd.	681,996	$11,673,784
FirstRand Ltd.	5,948,376	15,351,153
Nedbank Group Ltd.	368,424	6,548,898
Standard Bank Group Ltd.	2,466,240	34,729,829

		68,303,664
BUILDING MATERIALS—1.00%
Pretoria Portland Cement Co. Ltd.	1,113,168	4,734,234

		4,734,234
DIVERSIFIED FINANCIAL SERVICES—3.56%
African Bank Investments Ltd.	1,527,204	6,402,604
Investec Ltd.	483,840	3,631,309
RMB Holdings Ltd.	1,530,816	6,879,325

		16,913,238
ELECTRONICS—0.57%
Reunert Ltd.	374,640	2,722,950

		2,722,950
ENGINEERING & CONSTRUCTION—1.56%
Aveng Ltd.	793,800	3,789,880
Murray & Roberts Holdings Ltd.	665,280	3,617,771

		7,407,651
FOOD—3.54%
Shoprite Holdings Ltd.	860,076	8,946,444
Tiger Brands Ltd.	340,620	7,848,645

		16,795,089
FOREST PRODUCTS & PAPER—0.91%
Sappi Ltd.(a)	1,133,412	4,305,466

		4,305,466
HEALTH CARE - PRODUCTS—1.21%
Aspen Pharmacare Holdings Ltd.(a)	545,580	5,743,325

		5,743,325
HEALTH CARE - SERVICES—0.85%
Netcare Ltd.(a)	2,263,716	4,047,699

		4,047,699
HOLDING COMPANIES - DIVERSIFIED—5.67%
Bidvest Group Ltd.	624,372	10,750,733
Imperial Holdings Ltd.	359,604	4,569,181
Remgro Ltd.	913,668	11,597,168

		26,917,082

HOME FURNISHINGS—1.36%
Steinhoff International Holdings Ltd.(a)	2,491,776	6,433,882

		6,433,882
INSURANCE—3.66%
Discovery Holdings Ltd.	562,128	2,590,537
Liberty Holdings Ltd.	211,260	1,989,442
Sanlam Ltd.	4,102,056	12,773,775

		17,353,754
IRON & STEEL—2.37%
ArcelorMittal South Africa Ltd.(a)	376,236	3,962,621
Kumba Iron Ore Ltd.	169,596	7,267,746

		11,230,367
MEDIA—6.77%
Naspers Ltd. Class N	813,540	32,135,620

		32,135,620
MINING—23.61%
African Rainbow Minerals Ltd.	223,944	5,130,683
Anglo Platinum Ltd.(a)	138,684	14,042,331
AngloGold Ashanti Ltd.	764,484	32,205,012
Exxaro Resources Ltd.	263,676	3,819,001
Gold Fields Ltd.	1,488,480	20,480,748
Harmony Gold Mining Co. Ltd.	809,340	7,912,505
Impala Platinum Holdings Ltd.	1,066,128	27,050,642
Northam Platinum Ltd.(b)	228,144	1,411,866

		112,052,788
OIL & GAS—9.27%
Sasol Ltd.	1,212,540	43,984,959

		43,984,959
REAL ESTATE—2.44%
Growthpoint Properties Ltd.	3,265,416	6,488,051
Redefine Income Fund Ltd.	5,321,316	5,079,764

		11,567,815
RETAIL—4.98%
Foschini Ltd.	431,340	3,748,437
Massmart Holdings Ltd.	403,704	6,240,475
Pick’n Pay Stores Ltd.	456,120	2,516,400
Truworths International Ltd.	912,996	6,551,668
Woolworths Holdings Ltd.	1,494,276	4,554,790

		23,611,770
TELECOMMUNICATIONS—12.26%
MTN Group Ltd.	3,495,324	49,037,397
Telkom South Africa Ltd.	549,444	2,682,562
Vodacom Group (Proprietary) Ltd.	784,896	6,459,199

		58,179,158

TOTAL COMMON STOCKS
(Cost: $529,669,837)		474,440,511

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	543,283	543,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	114,396	114,396
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	14,235	14,235

		671,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $671,914)		671,914

TOTAL INVESTMENTS IN SECURITIES—100.13%
(Cost: $530,341,751)		475,112,425
Other Assets, Less Liabilities—(0.13)%		(598,775)

NET ASSETS—100.00%		$474,513,650

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—96.79%

AGRICULTURE—1.33%
KT&G Corp.	868,626	$42,171,605

		42,171,605
AIRLINES—0.53%
Korean Air Lines Co. Ltd.(a)	280,202	16,817,045

		16,817,045
AUTO MANUFACTURERS—5.94%
Hyundai Motor Co. Ltd.(b)	1,220,271	140,448,887
Kia Motors Corp.	1,849,320	48,065,447

		188,514,334
AUTO PARTS & EQUIPMENT—3.19%
Hankook Tire Co. Ltd.(b)	602,430	13,262,386
Hyundai Mobis Co. Ltd.(b)	532,386	88,014,259

		101,276,645
BANKS—1.83%
Busan Bank	1,176,842	10,392,737
Daegu Bank	994,710	11,407,129
Industrial Bank of Korea	1,302,930	14,560,010
Korea Exchange Bank	2,045,460	21,659,121

		58,018,997
BEVERAGES—0.16%
Hite Brewery Co. Ltd.(b)	40,629	4,948,328

		4,948,328
BIOTECHNOLOGY—0.24%
Celltrion Inc.(a)(b)	428,706	7,500,067

		7,500,067
CHEMICALS—4.49%
Hanwha Chemical Corp.(b)	658,470	8,763,799
Honam Petrochemical Corp.(b)	112,080	11,868,011
KCC Corp.(b)	42,030	9,411,146
Korea Zinc Co. Ltd.(b)	70,050	11,346,148
LG Chem Ltd.(b)	364,265	82,326,665
OCI Co. Ltd.(b)	112,080	18,763,655

		142,479,424
COMMERCIAL SERVICES—0.21%
S1 Corp.(b)	140,108	6,579,382

		6,579,382
COMPUTERS—0.21%
SK C&C Co. Ltd.	112,080	6,698,625

		6,698,625

COSMETICS & PERSONAL CARE—0.68%
AmorePacific Corp.(b)	28,020	21,531,294

		21,531,294
DISTRIBUTION & WHOLESALE—2.42%
Daewoo International Corp.(b)	392,283	10,212,197
Hanwha Corp.(b)	350,250	9,880,237
Hyosung Corp.(b)	180,729	9,651,789
Samsung C&T Corp.(b)	994,710	41,298,804
SK Networks Co. Ltd.(b)	686,490	5,918,760

		76,961,787
DIVERSIFIED FINANCIAL SERVICES—11.65%
Daewoo Securities Co. Ltd.	980,700	16,007,743
Hana Financial Group Inc.	1,513,081	38,123,080
Hyundai Securities Co. Ltd.	938,677	8,407,353
KB Financial Group Inc.	2,597,454	106,537,686
Korea Investment Holdings Co. Ltd.	294,215	7,486,825
Mirae Asset Securities Co. Ltd.	182,139	7,607,865
Samsung Card Co. Ltd.	336,245	13,411,522
Samsung Securities Co. Ltd.	392,280	17,534,635
Shinhan Financial Group Co. Ltd.	3,194,287	113,637,632
Tong Yang Securities Inc.	560,400	3,818,404
Woori Finance Holdings Co. Ltd.	2,227,590	28,901,892
Woori Investment & Securities Co. Ltd.	686,490	8,360,967

		369,835,604
ELECTRIC—1.74%
Korea Electric Power Corp.(a)	2,031,450	55,349,849

		55,349,849
ELECTRICAL COMPONENTS & EQUIPMENT—2.79%
LG Electronics Inc.(b)	742,536	63,398,210
LG Innotek Co. Ltd.	70,050	9,616,373
LS Corp.(b)	140,100	9,252,827
LS Industrial Systems Co. Ltd.(b)	116,283	6,229,533

		88,496,943
ELECTRONICS—5.27%
LG Display Co. Ltd.(b)	1,835,312	67,980,208
Samsung Electro-Mechanics Co. Ltd.(b)	470,736	54,968,126
Samsung SDI Co. Ltd.(b)	266,190	35,205,307
Seoul Semiconductor Co. Ltd.	247,977	9,382,296

		167,535,937
ENGINEERING & CONSTRUCTION—3.19%
Daelim Industrial Co. Ltd.(b)	219,957	10,329,040
Daewoo Engineering & Construction Co. Ltd.(b)	896,644	6,574,814
Doosan Heavy Industries & Construction Co. Ltd.(b)	334,839	19,143,267
GS Engineering & Construction Corp.(b)	283,002	17,127,230
Hanjin Heavy Industries & Construction Co. Ltd.(b)	252,184	5,319,580
Hyundai Engineering & Construction Co. Inc.	526,776	22,355,956
Samsung Engineering Co. Ltd.(b)	236,769	20,413,684

		101,263,571
ENVIRONMENTAL CONTROL—0.37%
Woongjin Coway Co. Ltd.(b)	392,280	11,771,848

		11,771,848
FOOD—0.49%
CJ CheilJedang Corp.(b)	63,045	11,240,602
Lotte Confectionery Co. Ltd.(b)	4,200	4,398,108

		15,638,710

GAS—0.20%
Korea Gas Corp.	182,130	6,349,738

		6,349,738
HOLDING COMPANIES - DIVERSIFIED—1.70%
GS Holdings Corp.(b)	406,290	12,005,221
LG Corp.(b)	749,535	41,973,709

		53,978,930
HOME BUILDERS—0.27%
Hyundai Development Co.(b)	448,327	8,687,708

		8,687,708
HOUSEHOLD PRODUCTS & WARES—0.58%
LG Household & Health Care Ltd.(b)	70,050	18,529,109

		18,529,109
INSURANCE—3.00%
Dongbu Insurance Co. Ltd.	336,240	9,414,664
Korea Life Insurance Co. Ltd.(b)	1,372,980	8,481,641
Samsung Fire & Marine Insurance Co. Ltd.	280,205	41,984,426
Samsung Life Insurance Co. Ltd.(a)	392,280	35,463,307

		95,344,038
INTERNET—2.22%
NCsoft Corp.(b)	112,080	18,153,836
NHN Corp.(a)(b)	323,631	46,865,746
SK Broadband Co. Ltd.(a)	1,148,823	5,510,196

		70,529,778
IRON & STEEL—7.62%
Dongkuk Steel Mill Co. Ltd.	294,211	5,036,299
Hyundai Steel Co.(b)	437,112	32,161,842
POSCO(b)	518,370	204,805,290

		242,003,431
LODGING—0.33%
Kangwon Land Inc.	756,542	10,639,020

		10,639,020
MACHINERY—0.31%
Doosan Infracore Co. Ltd.(a)(b)	672,480	9,794,628

		9,794,628
MANUFACTURING—0.97%
Cheil Industries Inc.	355,854	24,395,800
Doosan Corp.(b)	84,060	6,410,134

		30,805,934
OIL & GAS—2.28%
SK Energy Co. Ltd.(b)	476,342	42,863,404
SK Holdings Co. Ltd.(b)	210,154	14,688,703
S-Oil Corp.(b)	350,250	14,922,969

		72,475,076
PHARMACEUTICALS—0.23%
Yuhan Corp.(b)	61,644	7,430,407

		7,430,407
RETAIL—2.39%
Hyundai Department Store Co. Ltd.(b)	112,080	9,569,464

Lotte Shopping Co. Ltd.(b)	84,065	22,165,886
Shinsegae Co. Ltd.(b)	112,080	44,047,679

		75,783,029
SEMICONDUCTORS—21.54%
Hynix Semiconductor Inc.(a)(b)	3,950,820	84,992,319
Samsung Electronics Co. Ltd.	882,630	574,801,105
Samsung Techwin Co. Ltd.(b)	294,210	24,381,024

		684,174,448
SHIPBUILDING—3.03%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	756,540	11,272,266
Hyundai Heavy Industries Co. Ltd.(b)	294,210	52,825,551
Hyundai Mipo Dockyard Co. Ltd.	84,060	8,619,554
Samsung Heavy Industries Co. Ltd.(b)	1,274,910	23,424,664

		96,142,035
TELECOMMUNICATIONS—2.86%
KT Corp.	784,562	29,322,976
KT Corp. SP ADR	444,117	8,265,017
LG Telecom Ltd.	1,807,295	11,754,641
SK Telecom Co. Ltd.	175,560	23,439,350
SK Telecom Co. Ltd. SP ADR	1,160,028	18,038,435

		90,820,419
TRANSPORTATION—0.53%
GLOVIS Co. Ltd.(b)	84,060	8,936,191
STX Pan Ocean Co. Ltd.(b)	840,630	7,986,565

		16,922,756

TOTAL COMMON STOCKS
(Cost: $2,101,481,833)		3,073,800,479

Security	Shares	Value

PREFERRED STOCKS—3.07%

AUTO MANUFACTURERS—0.65%
Hyundai Motor Co. Ltd.(b)	182,130	7,668,471
Hyundai Motor Co. Ltd. Series 2	294,210	12,880,076

		20,548,547
ELECTRICAL COMPONENTS & EQUIPMENT—0.15%
LG Electronics Inc.(b)	140,106	4,837,712

		4,837,712
SEMICONDUCTORS—2.27%
Samsung Electronics Co. Ltd.	168,120	72,052,434

		72,052,434
TOTAL PREFERRED STOCKS

(Cost: $71,211,808)		97,438,693

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.56%

MONEY MARKET FUNDS—13.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	352,970,409	352,970,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	74,323,192	74,323,192
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	3,245,996	3,245,996

		430,539,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $430,539,597)		430,539,597

TOTAL INVESTMENTS IN SECURITIES—113.42%
(Cost: $2,603,233,238)		3,601,778,769
Other Assets, Less Liabilities—(13.42)%		(426,148,819)

NET ASSETS — 100.00%		$3,175,629,950

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.58%

AIRLINES—0.59%
Iberia Lineas Aereas de Espana SA(a)	285,034	$799,288

		799,288
BANKS—37.19%
Banco Bilbao Vizcaya Argentaria SA	953,682	10,143,284
Banco de Sabadell SA(b)	724,194	3,100,634
Banco de Valencia SA(b)	270,997	1,229,782
Banco de Valencia SA Temporary(a)(b)(c)	6,872	31,185
Banco Popular Espanol SA(b)	622,910	3,200,077
Banco Santander SA	2,988,458	30,955,824
Bankinter SA(b)	233,465	1,353,406

		50,014,192
COMMERCIAL SERVICES—4.52%
Abertis Infraestructuras SA	301,093	4,358,978
Ferrovial SA	256,785	1,725,133

		6,084,111
COMPUTERS—1.62%
Indra Sistemas SA	123,172	2,176,577

		2,176,577
DIVERSIFIED FINANCIAL SERVICES—4.15%
Criteria CaixaCorp SA	1,299,825	5,581,225

		5,581,225
ELECTRIC—7.48%
Iberdrola SA	961,155	6,471,456
Red Electrica Corporacion SA	90,385	3,592,857

		10,064,313
ENERGY - ALTERNATE SOURCES—0.71%
Gamesa Corporacion Tecnologica SA	97,679	951,337

		951,337
ENGINEERING & CONSTRUCTION—5.08%
Acciona SA	22,048	1,761,814
Actividades de Construcciones y Servicios SA	114,798	4,303,520
Fomento de Construcciones y Contratas SA(b)	30,846	761,135

		6,826,469
GAS—3.54%
Enagas SA	126,087	2,072,604
Gas Natural SDG SA	182,585	2,681,593

		4,754,197
INSURANCE—3.03%
Mapfre SA	1,458,506	4,077,328

		4,077,328

IRON & STEEL—1.39%
Acerinox SA	117,077	1,864,584

		1,864,584
MACHINERY—0.54%
Zardoya Otis SA	56,057	730,669

		730,669
MEDIA—0.92%
Gestevision Telecinco SA(b)	121,317	1,242,445

		1,242,445
OIL & GAS—4.76%
Repsol YPF SA	308,884	6,399,125

		6,399,125
PHARMACEUTICALS—0.61%
Grifols SA(b)	71,815	822,444

		822,444
RETAIL—4.77%
Industria de Diseno Textil SA	114,215	6,417,567

		6,417,567
TELECOMMUNICATIONS—18.68%
Telefonica SA	1,297,387	25,118,003

		25,118,003

TOTAL COMMON STOCKS
(Cost: $265,830,091)		133,923,874

Security	Shares	Value

RIGHTS—0.20%

COMMERCIAL SERVICES—0.20%
Abertis Infraestructuras SA(a)	363,584	264,080

		264,080

TOTAL RIGHTS
(Cost: $464,463)		264,080

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.80%

MONEY MARKET FUNDS—7.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	8,496,373	8,496,373
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	1,789,038	1,789,038
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	211,473	211,473

		10,496,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,496,884)		10,496,884

TOTAL INVESTMENTS IN SECURITIES—107.58%
(Cost: $276,791,438)	144,684,838
Other Assets, Less Liabilities—(7.58)%	(10,192,082)

NET ASSETS—100.00%	$134,492,756

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

AGRICULTURE—1.97%
Swedish Match AB	168,611	$3,503,147

		3,503,147
AUTO MANUFACTURERS—1.87%
Scania AB Class B	225,879	3,325,391

		3,325,391
BANKS—20.58%
Nordea Bank AB	2,281,347	18,770,356
Skandinaviska Enskilda Banken AB Class A	996,731	5,158,090
Svenska Handelsbanken AB Class A	339,591	8,263,176
Swedbank AB Class A(a)	498,726	4,472,095

		36,663,717
COMMERCIAL SERVICES—1.11%
Securitas AB Class B	221,759	1,978,628

		1,978,628
DIVERSIFIED FINANCIAL SERVICES—1.36%
Kinnevik Investment AB Class B	153,676	2,414,226

		2,414,226
ENGINEERING & CONSTRUCTION—2.33%
Skanska AB Class B	281,808	4,148,778

		4,148,778
FOREST PRODUCTS & PAPER—3.12%
Holmen AB Class B	37,492	864,972
Svenska Cellulosa AB Class B	404,275	4,684,095

		5,549,067
HAND & MACHINE TOOLS—4.70%
Sandvik AB	711,730	8,377,937

		8,377,937
HEALTH CARE - PRODUCTS—1.57%
Getinge AB Class B	141,316	2,791,952

		2,791,952
HOME FURNISHINGS—2.12%
Electrolux AB Class B	169,435	3,779,428

		3,779,428
HOUSEHOLD PRODUCTS & WARES—1.01%
Husqvarna AB Class B	288,091	1,803,002

		1,803,002
INVESTMENT COMPANIES—3.94%
Investor AB Class B	322,184	5,203,140

Ratos AB Class B	72,306	1,820,230

		7,023,370
IRON & STEEL—1.49%
SSAB AB Class A	127,308	1,888,833
SSAB AB Class B	58,607	767,193

		2,656,026
MACHINERY—10.28%
Atlas Copco AB Class A	474,006	6,736,644
Atlas Copco AB Class B	275,422	3,566,788
Volvo AB Class B	767,762	8,000,171

		18,303,603
MANUFACTURING—1.70%
Alfa Laval AB	238,136	3,020,182

		3,020,182
MEDIA—1.04%
Modern Times Group MTG AB Class B	35,535	1,861,586

		1,861,586
METAL FABRICATE & HARDWARE—5.19%
Assa Abloy AB Class B	220,214	4,434,932
SKF AB Class B	274,804	4,809,263

		9,244,195
MINING—1.30%
Boliden AB	192,713	2,315,140

		2,315,140
RETAIL—11.42%
Hennes & Mauritz AB Class B	360,809	20,350,522

		20,350,522
TELECOMMUNICATIONS—21.65%
Millicom International Cellular SA SDR	53,616	4,305,463
Tele2 AB Class B	219,699	3,212,006
Telefonaktiebolaget LM Ericsson Class B	2,124,478	21,460,331
TeliaSonera AB	1,584,964	9,592,129

		38,569,929

TOTAL COMMON STOCKS
(Cost: $244,024,450)		177,679,826

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	63,796	63,796

		63,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,796)		63,796

TOTAL INVESTMENTS IN SECURITIES—99.79%
(Cost: $244,088,246)	177,743,622
Other Assets, Less Liabilities—0.21%	378,086

NET ASSETS—100.00%	$178,121,708

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.82%

BANKS—7.52%
Baloise Holding AG Registered	38,016	$2,686,689
Credit Suisse Group AG Registered	418,608	16,329,130
GAM Holding Ltd.	249,264	2,657,495
Julius Baer Group Ltd.	171,121	4,991,183

		26,664,497
BUILDING MATERIALS—3.39%
Geberit AG Registered	18,874	2,866,689
Holcim Ltd. Registered	140,832	8,936,982
Sika AG Bearer	144	223,941

		12,027,612
CHEMICALS—5.69%
Givaudan SA Registered	6,254	4,887,246
Lonza Group AG Registered	43,056	2,832,705
Syngenta AG Registered	56,085	12,448,258

		20,168,209
COMMERCIAL SERVICES—2.48%
Adecco SA Registered	75,746	3,677,848
SGS SA Registered	4,032	5,096,389

		8,774,237
COMPUTERS—0.35%
Logitech International SA Registered(a)	88,560	1,257,109

		1,257,109
DIVERSIFIED FINANCIAL SERVICES—4.55%
UBS AG Registered(a)	1,210,692	16,139,771

		16,139,771
ENGINEERING & CONSTRUCTION—4.72%
ABB Ltd. Registered(a)	974,160	16,723,452

		16,723,452
FOOD—22.79%
Aryzta AG	60,336	1,975,666
Lindt & Spruengli AG Participation Certificates	1,103	2,373,816
Lindt & Spruengli AG Registered	144	3,410,739
Nestle SA Registered	1,609,344	72,997,159

		80,757,380
HAND & MACHINE TOOLS—1.01%
Schindler Holding AG Participation Certificates	30,464	2,384,585
Schindler Holding AG Registered	15,264	1,192,819

		3,577,404
HEALTH CARE - PRODUCTS—4.03%
Nobel Biocare Holding AG Registered	81,542	1,560,461

Sonova Holding AG Registered	38,066	4,120,843
Straumann Holding AG Registered	7,501	1,594,234
Synthes Inc.	66,384	7,014,353

		14,289,891
INSURANCE—7.86%
Swiss Life Holding AG Registered(a)	23,040	2,462,351
Swiss Reinsurance Co. Registered	212,976	8,681,332
Zurich Financial Services AG Registered	81,648	16,697,120

		27,840,803
INVESTMENT COMPANIES—0.88%
Pargesa Holding SA Bearer	46,437	3,109,307

		3,109,307
PHARMACEUTICALS—25.31%
Actelion Ltd. Registered(a)	74,169	2,699,035
Novartis AG Registered	929,664	42,248,327
Roche Holding AG Genusschein	325,152	44,750,714

		89,698,076
RETAIL—5.24%
Compagnie Financiere Richemont SA Class A Bearer Units	362,448	11,858,746
Swatch Group AG (The) Bearer	18,350	4,802,121
Swatch Group AG (The) Registered	39,678	1,919,710

		18,580,577
TELECOMMUNICATIONS—2.20%
Swisscom AG Registered	24,363	7,796,497

		7,796,497
TRANSPORTATION—0.80%
Kuehne & Nagel International AG Registered	29,957	2,823,715

		2,823,715

TOTAL COMMON STOCKS
(Cost: $418,336,264)		350,228,537

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	235,013	235,013

		235,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $235,013)		235,013

TOTAL INVESTMENTS IN SECURITIES—98.89%
(Cost: $418,571,277)		350,463,550
Other Assets, Less Liabilities—1.11%		3,939,377

NET ASSETS—100.00%		$354,402,927

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

AIRLINES—0.53%
China Airlines Ltd.(a)	18,255,752	$8,110,241
EVA Airways Corp.(a)	12,170,193	6,777,400

		14,887,641
APPAREL—0.84%
Pou Chen Corp.	19,472,023	14,772,993
Ruentex Industries Ltd.(a)	3,651,000	8,589,648

		23,362,641
AUTO MANUFACTURERS—0.22%
Yulon Motor Co. Ltd.	6,085,362	6,063,753

		6,063,753
AUTO PARTS & EQUIPMENT—0.55%
Cheng Shin Rubber Industry Co. Ltd.	7,302,892	15,262,195

		15,262,195
BANKS—5.92%
Chang Hwa Commercial Bank Ltd.	31,642,446	12,572,436
Chinatrust Financial Holding Co. Ltd.	71,803,899	36,729,199
E.Sun Financial Holding Co. Ltd.(a)	26,774,060	10,554,324
First Financial Holding Co. Ltd.	40,161,816	20,669,259
Hua Nan Financial Holdings Co. Ltd.	32,693,428	18,053,060
Mega Financial Holding Co. Ltd.	65,718,136	34,541,420
Taishin Financial Holdings Co. Ltd.(a)	31,642,845	11,137,141
Taiwan Business Bank Ltd.(a)	20,689,000	5,184,629
Taiwan Cooperative Bank Co. Ltd.	27,991,650	15,982,218

		165,423,686
BUILDING MATERIALS—1.53%
Asia Cement Corp.	15,821,236	13,611,901
Taiwan Cement Corp.	25,557,558	21,588,814
Taiwan Glass Industrial Corp.	8,519,791	7,676,568

		42,877,283
CHEMICALS—7.66%
Eternal Chemical Co. Ltd.	4,868,916	4,577,438
Formosa Chemicals & Fibre Corp.	24,340,204	53,609,597
Formosa Plastics Corp.	34,076,768	68,444,585
Nan Ya Plastics Corp.	40,161,860	65,337,548
Taiwan Fertilizer Co. Ltd.	6,085,000	16,943,232
TSRC Corp.	3,651,000	5,082,970

		213,995,370
COMPUTERS—13.39%
Acer Inc.	21,906,781	55,172,177
Advantech Co. Ltd.	2,434,883	5,096,240
Chicony Electronics Co. Ltd.	3,651,015	8,806,709
Clevo Co.(a)	3,856,300	7,347,402

CMC Magnetics Corp.(a)	20,689,400	5,210,621
Compal Electronics Inc.	31,822,399	38,778,058
Foxconn Technology Co. Ltd.	4,868,300	17,972,356
HTC Corp.	6,085,077	82,813,475
Innolux Display Corp.	40,162,008	45,359,503
Inotera Memories Inc.(a)	15,180,024	8,975,940
Inventec Co. Ltd.	14,496,717	7,846,237
Lite-On Technology Corp.	17,038,772	19,377,082
MiTAC International Corp.	8,519,585	3,305,109
Qisda Corp.(a)	13,299,211	6,782,021
Quanta Computer Inc.	20,564,240	37,057,901
Wistron Corp.	14,604,755	24,079,672

		373,980,503
DIVERSIFIED FINANCIAL SERVICES—3.84%
Capital Securities Corp.(a)	8,519,000	3,611,383
Fubon Financial Holding Co. Ltd.(a)	41,268,000	46,995,955
KGI Securities Co. Ltd.	23,123,000	8,319,317
Polaris Securities Co. Ltd.(a)	17,038,991	7,063,264
SinoPac Financial Holdings Co. Ltd.(a)	47,463,193	14,121,575
Yuanta Financial Holding Co. Ltd.	51,114,076	27,185,361

		107,296,855
ELECTRICAL COMPONENTS & EQUIPMENT—2.63%
Delta Electronics Inc.	14,604,180	45,690,178
Pacific Electric Wire & Cable Co. Ltd.(b)	197	0
Simplo Technology Co. Ltd.	1,354,300	7,520,711
Tatung Co. Ltd.(a)	40,161,120	7,350,339
Walsin Lihwa Corp.(a)	21,906,069	7,881,483
Young Fast Optoelectronics Co. Ltd.	700,000	4,949,395

		73,392,106
ELECTRONICS—17.98%
ASUSTeK Computer Inc.(b)	34,317,803	51,857,584
AU Optronics Corp.	63,284,830	61,278,192
Cheng Uei Precision Industry Co. Ltd.	2,434,871	3,793,595
Chunghwa Picture Tubes Ltd.(a)	88,373,105	5,723,163
Coretronic Corp.	4,868,000	7,218,959
HannStar Display Corp.(a)	38,353,675	7,235,524
Hon Hai Precision Industry Co. Ltd.	65,718,827	261,119,434
Kinsus Interconnect Technology Corp.	2,434,043	5,597,077
Micro-Star International Co. Ltd.	7,302,855	3,884,072
Nan Ya Printed Circuit Board Corp.	1,245,453	5,260,255
Phison Electronics Corp.	1,217,968	7,563,835
Pixart Imaging Inc.	1,217,682	7,066,811
Prime View International Co. Ltd.(a)	4,554,000	6,867,296
Synnex Technology International Corp.	9,736,952	21,202,054
Tripod Technology Corp.	3,651,488	13,365,999
Unimicron Technology Corp.	10,953,794	15,524,172
Wintek Corp.(a)	8,537,000	5,929,307
WPG Holdings Co. Ltd.	6,004,000	11,608,466
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	22

		502,095,817
ENERGY - ALTERNATE SOURCES—0.25%
Motech Industries Inc.	2,434,403	7,044,982

		7,044,982
FOOD—1.03%
Uni-President Enterprises Co.	27,991,567	28,724,120

		28,724,120

HOME FURNISHINGS—0.20%
Teco Electric and Machinery Co. Ltd.	13,387,092	5,465,658

		5,465,658
INSURANCE—3.56%
Cathay Financial Holding Co. Ltd.(a)	53,452,200	78,513,954
China Life Insurance Co. Ltd.(a)	7,951,000	6,156,624
Shin Kong Financial Holding Co. Ltd.(a)	43,812,343	14,735,016

		99,405,594
INTERNET—0.13%
Chinese Gamer International Corp.	356,000	3,686,580

		3,686,580
INVESTMENT COMPANIES—0.70%
China Development Financial Holding Corp.(a)	76,671,496	19,501,596

		19,501,596
IRON & STEEL—3.22%
China Steel Corp.	83,973,902	79,734,946
Feng Hsin Iron & Steel Co. Ltd.	3,651,050	5,065,905
Tung Ho Steel Enterprise Corp.	6,085,882	5,131,307

		89,932,158
LEISURE TIME—0.26%
Giant Manufacturing Co. Ltd.	2,434,800	7,274,654

		7,274,654
MANUFACTURING—0.70%
Largan Precision Co. Ltd.	1,217,794	19,583,153

		19,583,153
METAL FABRICATE & HARDWARE—0.32%
Catcher Technology Co. Ltd.	3,651,743	8,899,863

		8,899,863
OIL & GAS—0.82%
Formosa Petrochemical Corp.	9,736,950	22,968,887

		22,968,887
REAL ESTATE—0.36%
Farglory Land Development Co. Ltd.	2,434,000	4,759,335
Ruentex Development Co. Ltd.	3,291,000	5,240,725

		10,000,060
RETAIL—0.70%
Far Eastern Department Stores Co. Ltd.	7,302,735	5,951,671
President Chain Store Corp.	4,868,215	13,646,568

		19,598,239
SEMICONDUCTORS—26.10%
Advanced Semiconductor Engineering Inc.	37,727,372	31,750,788
Epistar Corp.	4,868,047	14,620,818
Everlight Electronics Co. Ltd.	2,434,784	6,665,215
Formosa Sumco Technology Corp.	268,000	494,689
Macronix International Co. Ltd.	27,991,527	18,127,696
MediaTek Inc.	7,951,319	127,863,906
Nanya Technology Corp.(a)	8,447,587	6,845,073
Novatek Microelectronics Corp. Ltd.	3,651,544	10,498,753
Powerchip Semiconductor Corp.(a)	71,395,901	9,336,739
Powertech Technology Inc.	4,868,760	14,455,405
Realtek Semiconductor Corp.	3,651,150	8,681,383
Richtek Technology Corp.	1,217,635	11,275,985
Siliconware Precision Industries Co. Ltd.	24,340,214	26,157,534

Taiwan Semiconductor Manufacturing Co. Ltd.	209,324,882	384,418,807
Transcend Information Inc.	1,217,905	3,193,031
United Microelectronics Corp.(a)	104,662,501	46,988,186
Vanguard International Semiconductor Corp.	4,868,416	1,865,819
Winbond Electronics Corp.(a)	23,123,000	5,874,161

		729,113,988
TELECOMMUNICATIONS—4.48%
Chunghwa Telecom Co. Ltd.	40,161,560	77,022,342
Compal Communications Inc.	2,434,810	2,014,821
Far EasTone Telecommunications Co. Ltd.	13,387,259	15,957,407
Taiwan Mobile Co. Ltd.	15,821,677	30,046,015

		125,040,585
TEXTILES—1.00%
Far Eastern New Century Corp.	23,123,198	22,824,062
Formosa Taffeta Co. Ltd.	7,170,515	5,047,526

		27,871,588
TRANSPORTATION—0.88%
Evergreen International Storage & Transport Corp.(a)	3,546,000	2,534,957
Evergreen Marine Corp. Ltd.(a)	9,610,467	5,517,295
U-Ming Marine Transport Corp.	3,651,800	7,254,816
Wan Hai Lines Ltd.(a)	8,519,433	4,664,385
Yang Ming Marine Transport Corp.	10,953,305	4,489,129

		24,460,582

TOTAL COMMON STOCKS
(Cost: $2,209,963,890)		2,787,210,137

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	8,742,251	8,742,251

		8,742,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,742,251)		8,742,251

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $2,218,706,141)		2,795,952,388
Other Assets, Less Liabilities—(0.11)%		(3,021,399)

NET ASSETS—100.00%		$2,792,930,989

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.31%

AGRICULTURE—2.26%
Charoen Pokphand Foods PCL NVDR	9,433,400	$5,041,965

		5,041,965
AIRLINES—0.68%
Thai Airways International PCL NVDR	2,131,100	1,518,708

		1,518,708
BANKS—29.01%
Bangkok Bank PCL Foreign	414,100	1,462,801
Bangkok Bank PCL NVDR	5,605,500	19,543,058
Bank of Ayudhya PCL NVDR	7,706,300	4,284,565
Kasikornbank PCL Foreign	242,400	638,483
Kasikornbank PCL NVDR	6,847,800	17,984,546
Kiatnakin Bank PCL NVDR	1,050,400	822,768
Krung Thai Bank PCL NVDR	12,210,900	4,163,446
Siam Commercial Bank PCL NVDR	6,443,800	15,785,380

		64,685,047
BUILDING MATERIALS—4.81%
Dynasty Ceramic PCL NVDR	666,600	752,497
Siam Cement PCL NVDR	1,292,800	9,490,991
TPI Polene PCL NVDR	1,898,800	475,356

		10,718,844
CHEMICALS—5.35%
IRPC PCL NVDR	43,339,100	5,751,034
PTT Chemical PCL NVDR	1,575,600	4,319,530
Siam Gas and Petrochemicals PCL NVDR	1,464,500	512,834
Sri Trang Agro-Industry PCL NVDR	383,800	698,515
Thai Plastic & Chemical PCL NVDR	1,161,500	638,638

		11,920,551
COAL—4.79%
Banpu PCL NVDR	606,000	10,684,810

		10,684,810
COMMERCIAL SERVICES—0.45%
Bangkok Expressway PCL NVDR	1,797,800	994,022

		994,022
COMPUTERS—0.32%
Cal-Comp Electronics (Thailand) PCL NVDR	7,857,800	709,628

		709,628
DIVERSIFIED FINANCIAL SERVICES—1.74%
Kim Eng Securities (Thailand) PCL NVDR	1,333,200	446,379
Phatra Securities PCL NVDR	515,100	283,222
Thanachart Capital PCL NVDR	2,908,800	2,099,733
TISCO Financial Group PCL NVDR	1,454,400	1,058,801

		3,888,135

ELECTRIC—1.73%
Electricity Generating PCL NVDR	565,600	1,363,833
Glow Energy PCL NVDR	2,323,000	2,497,466

		3,861,299
ELECTRONICS—1.35%
Delta Electronics (Thailand) PCL NVDR	1,878,600	1,177,191
Hana Microelectronics PCL NVDR	2,484,600	1,831,682

		3,008,873
ENGINEERING & CONSTRUCTION—0.47%
CH. Karnchang PCL NVDR	1,494,800	241,060
Italian-Thai Development PCL NVDR(a)	5,889,400	463,120
Sino-Thai Engineering & Construction PCL NVDR	2,242,200	344,371

		1,048,551
ENTERTAINMENT—0.22%
Major Cineplex Group PCL NVDR	1,888,700	490,232

		490,232
FOOD—1.92%
GFPT PCL NVDR	2,828,000	625,452
Khon Kaen Sugar Industry PCL NVDR	2,244,400	758,360
Thai Union Frozen Products PCL NVDR	1,818,000	2,275,641
Thai Vegetable Oil PCL NVDR	1,201,980	623,974

		4,283,427
HEALTH CARE-SERVICES—1.07%
Bangkok Chain Hospital PCL NVDR	2,292,700	342,268
Bangkok Dusit Medical Services PCL NVDR	1,151,400	919,564
Bumrungrad Hospital PCL NVDR	1,171,600	1,115,638

		2,377,470
HOME BUILDERS—0.18%
Asian Property Development PCL NVDR	2,767,400	394,432

		394,432
IRON & STEEL—1.36%
G J Steel PCL NVDR(a)	82,961,400	433,219
G Steel PCL NVDR(a)	22,664,400	264,551
Sahaviriya Steel Industries PCL NVDR(a)	29,209,200	1,381,728
Tata Steel (Thailand) PCL NVDR(a)	9,302,100	465,748
Thainox Stainless PCL NVDR(a)	10,857,500	486,928

		3,032,174
LODGING—0.80%
Central Plaza Hotel PCL NVDR	1,989,700	233,471
Minor International PCL NVDR	5,342,900	1,542,720

		1,776,191
MEDIA—1.38%
BEC World PCL NVDR	3,878,400	2,799,644
MCOT PCL NVDR	404,000	285,425

		3,085,069
OIL & GAS—24.71%
Bangchak Petroleum PCL NVDR	1,414,000	586,362
Esso (Thailand) PCL NVDR	4,666,200	902,997
PTT Exploration & Production PCL NVDR	4,999,500	21,883,850
PTT PCL NVDR	3,636,000	27,028,475

Thai Oil PCL NVDR	3,514,800	4,696,477

		55,098,161
REAL ESTATE—2.86%
Amata Corp. PCL NVDR	2,121,000	446,286
Bangkok Land PCL NVDR(a)	27,583,100	398,220
Central Pattana PCL NVDR	1,096,900	640,181
Hemaraj Land and Development PCL NVDR	19,018,300	525,771
LPN Development PCL NVDR	2,252,300	456,617
Pruksa Real Estate PCL NVDR	2,838,100	1,281,526
Quality Houses PCL NVDR	14,089,500	861,253
Rojana Industrial Park PCL NVDR	1,333,200	350,142
Sansiri PCL NVDR	1,888,700	266,872
Supalai PCL NVDR	3,524,900	795,823
Ticon Industrial Connection PCL NVDR	1,311,383	364,553

		6,387,244
RETAIL—5.84%
CP All PCL NVDR	6,777,100	5,672,738
Home Product Center PCL NVDR	5,948,900	1,087,266
PTT Aromatics & Refining PCL NVDR	4,898,500	3,912,179
Robinson Department Store PCL NVDR	1,888,700	783,211
Siam Makro PCL NVDR	515,100	1,558,512

		13,013,906
TELECOMMUNICATIONS—4.60%
Advanced Info Service PCL NVDR	3,777,400	8,586,319
Samart Corp. PCL NVDR	1,848,300	306,583
Thaicom PCL NVDR(a)	1,737,200	269,478
True Corp. PCL NVDR(a)	13,725,900	1,104,649

		10,267,029
TRANSPORTATION—1.07%
Bangkok Metro PCL NVDR(a)	10,776,700	198,618
Precious Shipping PCL NVDR	1,656,400	926,017
Regional Container Lines PCL NVDR(a)	717,100	266,531
Thoresen Thai Agencies PCL NVDR	1,383,730	990,352

		2,381,518
WATER—0.34%
Thai Tap Water Supply PCL NVDR	5,787,300	760,855

		760,855

TOTAL COMMON STOCKS
(Cost: $236,132,811)		221,428,141

Security	Shares	Value

RIGHTS—0.02%

IRON & STEEL—0.02%
G J Steel PCL NVDR(a)(b)	12,827,908	51,225

		51,225
TRANSPORTATION—0.00%
Regional Container Lines PCL NVDR(a)(b)	225,425	692

		692

TOTAL RIGHTS
(Cost: $0)		51,917

Security	Shares	Value

WARRANTS—0.02%

FOOD—0.02%
Khon Kaen Sugar Industry PCL Class W1 NVDR (Expires 3/15/13)	222,000	26,732

		26,732
LODGING—0.00%
Minor International PCL Class W4 NVDR (Expires 5/18/13)(b)	625,140	2

		2
REAL ESTATE—0.00%
Bangkok Land PCL Class W2 NVDR (Expires 5/2/13)(a)	1,083,411	3,328
Ticon Industrial Connection PCL Class W3 NVDR (Expires 1/31/14)(b)	79,167	0

		3,328

TOTAL WARRANTS
(Cost: $0)		30,062

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.21%

MONEY MARKET FUNDS—0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	472,668	472,668

		472,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $472,668)		472,668

TOTAL INVESTMENTS IN SECURITIES—99.56%
(Cost: $236,605,479)		221,982,788
Other Assets, Less Liabilities—0.44%		989,501

NET ASSETS—100.00%		$222,972,289

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.64%

AEROSPACE & DEFENSE—0.31%
Aselsan Elektronik Sanayi ve TAS(a)	147,768	$1,197,762

		1,197,762
AIRLINES—1.61%
Turk Hava Yollari AO	2,197,767	6,228,035

		6,228,035
AUTO MANUFACTURERS—0.14%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	52,593	547,144

		547,144
BANKS—45.14%
Akbank TAS	7,535,745	38,236,643
Albaraka Turk Katilim Bankasi AS	1,184,682	2,071,757
Asya Katilim Bankasi AS	2,825,922	6,168,403
Sekerbank TAS(a)	1,098,672	1,556,709
Tekstil Bankasi AS(b)	660,303	472,006
Turkiye Garanti Bankasi AS	13,187,589	57,655,722
Turkiye Halk Bankasi AS	1,962,438	13,151,391
Turkiye Is Bankasi AS	9,890,445	30,805,062
Turkiye Vakiflar Bankasi TAO(b)	4,709,823	10,220,448
Yapi ve Kredi Bankasi AS(a)(b)	5,459,662	14,356,527

		174,694,668
BEVERAGES—4.68%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,271,679	14,447,209
Coca-Cola Icecek AS(a)	399,453	3,671,256

		18,118,465
BUILDING MATERIALS—2.07%
Adana Cimento Sanayii TAS Class A	359,973	1,098,208
Afyon Cimento Sanayi TAS	4,512	480,919
Akcansa Cimento Sanayi ve TAS	300,612	1,285,487
Baticim Bati Anodolu Cimento Sanayii AS(b)	86,386	405,245
Bolu Cimento Sanayii AS	449,790	502,382
Bursa Cimento Fabrikasi AS	130,596	393,422
Cimsa Cimento Sanayi ve TAS(a)	254,505	1,226,393
Goltas Goller Bolgesi Cimento Sanayi ve TAS	18,048	668,103
Konya Cimento Sanayii AS	6,204	431,603
Mardin Cimento Sanayii ve TAS	309,495	1,501,252

		7,993,014
CHEMICALS—1.55%
Aksa Akrilik Kimya Sanayii AS(b)	522,687	827,332
Bagfas Bandirma Gubre Fabrikalari AS(a)	11,280	770,334
Gubre Fabrikalari TAS(a)(b)	130,800	868,218
Petkim Petrokimya Holding AS(a)(b)	514,368	3,545,554

		6,011,438

COMMERCIAL SERVICES—0.61%
Ihlas Holding AS(a)(b)	1,860,918	795,772
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	609,261	1,547,651

		2,343,423
DISTRIBUTION & WHOLESALE—0.54%
Aygaz AS	565,269	2,092,519

		2,092,519
DIVERSIFIED FINANCIAL SERVICES—0.96%
Finans Finansal Kiralama AS(b)	324,864	696,670
Is Finansal Fabrikasi AS(b)	706,269	554,449
Is Yatirim Menkul Degerler AS	224,049	457,593
Turkiye Sinai Kalkinma Bankasi AS	1,507,150	1,991,192

		3,699,904
ELECTRIC—0.66%
Akenerji Elektrik Uretim AS(a)	708,243	1,482,663
Zorlu Enerji Elektrik Uretim AS(a)(b)	619,131	1,090,632

		2,573,295
ENGINEERING & CONSTRUCTION—2.49%
Enka Insaat ve Sanayi AS	1,793,945	6,011,113
TAV Havalimanlari Holding AS(a)(b)	1,026,621	3,636,550

		9,647,663
ENTERTAINMENT—0.33%
Fenerbahce Sportif Hizmetler Sanayi ve TAS	23,547	683,807
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	5,439	583,196

		1,267,003
FOOD—4.45%
Banvit Bandirma Vitaminli Yem Sanayii AS(a)(b)	156,933	520,840
BIM Birlesik Magazalar AS	524,238	14,220,140
Pinar Sut Mamulleri Sanayii AS	113,082	609,869
Tat Konserve Sanayii AS(a)(b)	298,920	576,167
Ulker Biskuvi Sanayi AS(a)	590,367	1,303,721

		17,230,737
FOREST PRODUCTS & PAPER—0.50%
Ipek Matbaacilik Sanayi ve TAS(b)	326,274	678,870
Kartonsan Karton Sanayi ve TAS	11,562	723,178
Tire Kutu Ve Kagit Sanayii AS(b)	502,101	525,559

		1,927,607
HOLDING COMPANIES - DIVERSIFIED—10.02%
Alarko Holding AS(a)	421,026	940,510
Dogan Sirketler Grubu Holdings AS	5,384,791	3,952,329
Eczacibasi Yatirim Holding Ortakligi AS	197,823	643,922
Haci Omer Sabanci Holding AS	3,843,942	16,069,581
KOC Holding AS	3,791,631	13,188,914
Tekfen Holding AS	813,288	2,470,801
Yazicilar Holding AS(a)	251,262	1,507,444

		38,773,501
HOME FURNISHINGS—1.62%
Arcelik AS	1,060,884	4,570,441
Vestel Beyaz Esya Sanayi ve TAS	417,642	938,282
Vestel Elektronik Sanayi ve TAS(a)(b)	526,494	756,071

		6,264,794
HOUSEWARES—0.81%
Anadolu Cam Sanayii AS(b)	545,106	748,007

Turk Sise ve Cam Fabrikalari AS(b)	2,071,995	2,406,836

		3,154,843
INSURANCE—1.03%
Aksigorta AS(a)	768,168	897,209
Anadolu Anonim Turk Sigorta Sirketi(a)	1,199,206	895,501
Anadolu Hayat Emeklilik AS	313,161	839,467
Gunes Sigorta AS(a)(b)	238,290	281,361
Yapi Kredi Sigorta AS(a)	175,827	1,082,927

		3,996,465
IRON & STEEL—2.49%
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	2,511,915	6,797,627
Izmir Demir Celik Sanayi AS(b)	235,470	332,135
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(a)(b)	1,163,109	727,500
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B(a)(b)	578,241	369,059
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)(b)	3,587,886	1,419,766

		9,646,087
LODGING—0.22%
Net Holding AS(b)	1,381,236	863,934

		863,934
MACHINERY—0.16%
Turk Traktor ve Ziraat Makineleri AS(a)	83,895	615,773

		615,773
MANUFACTURING—0.41%
Trakya Cam Sanayii AS(a)(b)	1,092,750	1,590,165

		1,590,165
MEDIA—0.77%
Dogan Gazetecilik AS(b)	244,388	464,818
Dogan Yayin Holding AS(a)(b)	1,569,753	1,422,676
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,213,164	1,107,241

		2,994,735
METAL FABRICATE & HARDWARE—0.14%
Borusan Mannesmann Boru Sanayi ve TAS(b)	53,439	549,124

		549,124
MINING—0.18%
Park Elektrik Madencilik Sanayi ve TAS(a)(b)	420,744	687,455

		687,455
OIL & GAS—3.73%
Turkiye Petrol Rafinerileri AS	786,357	14,429,260

		14,429,260
PHARMACEUTICALS—0.94%
Deva Holding AS(b)	508,728	928,620
EIS Eczacibasi Ilac Sanayi ve TAS(a)	1,033,107	1,549,529
Selcuk Ecza Deposu Ticaret ve Sanayi AS	649,164	1,168,396

		3,646,545
REAL ESTATE INVESTMENT TRUSTS—0.70%
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,412,820	1,433,740
Sinpas Gayrimenkul Yatirim Ortakligi AS(a)	879,135	1,268,091

		2,701,831

RETAIL—0.50%
Dogus Otomotiv Servis ve TAS(b)	241,674	1,095,153
Turcas Petrolculuk AS(a)	255,492	821,854

		1,917,007
TELECOMMUNICATIONS—9.79%
Nortel Networks Netas Telekomunikasyon AS	14,241	531,720
Turk Telekomunikasyon AS	3,437,154	10,968,707
Turkcell Iletisim Hizmetleri AS	4,835,454	26,386,987

		37,887,414
TRANSPORTATION—0.09%
Celebi Hava Servisi AS	37,929	343,753

		343,753
TOTAL COMMON STOCKS

(Cost: $383,663,134)		385,635,363

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.50%

MONEY MARKET FUNDS—7.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	23,779,061	23,779,061
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	5,007,036	5,007,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	257,948	257,948

		29,044,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,044,045)		29,044,045

TOTAL INVESTMENTS IN SECURITIES—107.14%
(Cost: $412,707,179)		414,679,408
Other Assets, Less Liabilities—(7.14)%		(27,640,524)

NET ASSETS—100.00%		$387,038,884

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2010

Security	Shares	Value

COMMON STOCKS—98.79%

AEROSPACE & DEFENSE—1.90%
BAE Systems PLC	1,741,476	$8,125,306
Cobham PLC	570,138	1,904,212
Rolls-Royce Group PLC(a)	915,494	7,803,017
Rolls-Royce Group PLC Class C(a)(b)	83,446,560	120,651

		17,953,186
AGRICULTURE—4.46%
British American Tobacco PLC	985,968	29,117,100
Imperial Tobacco Group PLC	502,670	13,082,138

		42,199,238
AIRLINES—0.09%
British Airways PLC(a)(c)	287,240	835,596

		835,596
APPAREL—0.23%
Burberry Group PLC	215,764	2,154,100

		2,154,100
BANKS—15.70%
Barclays PLC	5,647,272	24,911,745
HSBC Holdings PLC	8,602,504	78,085,327
Lloyds Banking Group PLC(a)	19,823,234	16,228,098
Royal Bank of Scotland Group PLC(a)	8,348,664	5,640,739
Standard Chartered PLC	999,996	23,668,470

		148,534,379
BEVERAGES—3.39%
Diageo PLC	1,236,802	18,865,828
SABMiller PLC	468,268	13,209,154

		32,074,982
CHEMICALS—0.25%
Johnson Matthey PLC	104,876	2,324,564

		2,324,564
COMMERCIAL SERVICES—1.78%
Aggreko PLC	128,256	2,343,948
Bunzl PLC	162,992	1,688,518
Capita Group PLC	307,280	3,467,612
Experian PLC	506,678	4,531,010
G4S PLC	696,056	2,644,800
Serco Group PLC	242,150	2,139,188

		16,815,076
DISTRIBUTION & WHOLESALE—0.35%
Wolseley PLC(a)	139,946	3,338,625

		3,338,625

DIVERSIFIED FINANCIAL SERVICES—1.27%
ICAP PLC	274,882	1,541,265
Investec PLC	208,416	1,476,859
London Stock Exchange Group PLC	74,148	688,268
Man Group PLC	844,686	2,843,161
Old Mutual PLC	2,687,364	4,429,499
Schroders PLC	55,110	1,058,958

		12,038,010
ELECTRIC—2.00%
International Power PLC	751,500	3,154,273
National Grid PLC	1,217,096	8,786,373
Scottish & Southern Energy PLC	455,576	6,929,467

		18,870,113
ENGINEERING & CONSTRUCTION—0.33%
AMEC PLC	161,990	1,861,995
Balfour Beatty PLC	342,016	1,252,578

		3,114,573
FOOD—5.01%
J Sainsbury PLC	593,184	2,778,803
Tesco PLC	3,942,536	23,462,499
Unilever PLC	633,598	17,112,518
Wm Morrison Supermarkets PLC	1,047,090	3,999,816

		47,353,636
FOOD SERVICE—1.01%
Associated British Foods PLC	174,348	2,412,416
Compass Group PLC	921,840	7,137,371

		9,549,787
GAS—1.06%
Centrica PLC	2,534,392	10,069,636

		10,069,636
HEALTH CARE - PRODUCTS—0.42%
Smith & Nephew PLC	437,540	3,963,347

		3,963,347
HOLDING COMPANIES - DIVERSIFIED—0.16%
Tomkins PLC	438,208	1,544,675

		1,544,675
HOUSEHOLD PRODUCTS & WARES—1.50%
Reckitt Benckiser Group PLC	302,604	14,197,524

		14,197,524
INSURANCE—2.85%
Admiral Group PLC	98,864	1,843,958
Aviva PLC	1,366,060	6,318,402
Legal & General Group PLC	2,881,752	3,293,682
Prudential PLC	1,250,162	9,787,866
RSA Insurance Group PLC	1,690,374	2,864,400
Standard Life PLC	1,096,188	2,875,051

		26,983,359
INVESTMENT COMPANIES—0.11%
Resolution Ltd.	1,199,060	1,078,337

		1,078,337
LEISURE TIME—0.57%
Carnival PLC	82,832	3,147,362

Thomas Cook Group PLC	422,176	1,267,807
TUI Travel PLC	278,556	957,337

		5,372,506
LODGING—0.21%
InterContinental Hotels Group PLC	127,254	2,012,853

		2,012,853
MANUFACTURING—0.47%
Invensys PLC	397,794	1,592,592
Smiths Group PLC	192,050	2,871,165

		4,463,757
MEDIA—2.29%
British Sky Broadcasting Group PLC	562,456	4,684,188
ITV PLC(a)	1,823,640	1,473,921
Pearson PLC	400,466	5,503,526
Reed Elsevier PLC	598,862	4,170,004
WPP PLC	619,236	5,873,315

		21,704,954
MINING—12.49%
Anglo American PLC(a)	649,964	25,006,759
Antofagasta PLC	194,388	2,490,155
BHP Billiton PLC	1,089,508	30,134,822
Eurasian Natural Resources Corp.	127,922	1,856,958
Fresnillo PLC	89,178	1,165,600
Kazakhmys PLC	106,546	1,825,487
Lonmin PLC(a)	76,820	1,870,422
Randgold Resources Ltd.	44,422	3,847,230
Rio Tinto PLC	715,094	32,971,666
Vedanta Resources PLC	60,454	2,020,859
Xstrata PLC	1,015,694	14,913,036

		118,102,994
OIL & GAS—19.33%
BG Group PLC	1,666,660	25,567,345
BP PLC	9,267,498	66,300,290
Cairn Energy PLC(a)	688,708	4,011,951
Royal Dutch Shell PLC Class A	1,750,828	46,148,054
Royal Dutch Shell PLC Class B	1,330,990	33,706,074
Tullow Oil PLC	437,206	7,060,940

		182,794,654
OIL & GAS SERVICES—0.22%
Petrofac Ltd.	128,256	2,088,042

		2,088,042
PACKAGING & CONTAINERS—0.21%
Rexam PLC	435,536	1,979,839

		1,979,839
PHARMACEUTICALS—8.32%
AstraZeneca PLC	717,098	30,083,220
GlaxoSmithKline PLC	2,563,450	42,882,634
Shire PLC	277,220	5,695,631

		78,661,485
REAL ESTATE—0.75%
British Land Co. PLC	425,850	2,771,950
Capital Shopping Centres Group PLC	230,126	1,091,347
Land Securities Group PLC	373,746	3,247,688

		7,110,985

REAL ESTATE INVESTMENT TRUSTS—0.35%
Hammerson PLC	344,688	1,795,119
SEGRO PLC	365,730	1,512,870

		3,307,989
RETAIL—1.47%
Home Retail Group PLC	437,540	1,594,195
Kingfisher PLC	1,165,326	3,769,091
Marks & Spencer Group PLC	780,892	3,993,459
Next PLC	93,186	2,801,099
Whitbread PLC	86,506	1,732,285

		13,890,129
SEMICONDUCTORS—0.24%
ARM Holdings PLC	647,292	2,304,154

		2,304,154
SOFTWARE—0.52%
Autonomy Corp. PLC(a)	106,880	2,707,408
Sage Group PLC (The)	651,968	2,240,674

		4,948,082
TELECOMMUNICATIONS—6.64%
BT Group PLC	3,826,972	7,027,199
Cable & Wireless Worldwide PLC	1,286,902	1,484,812
Inmarsat PLC	215,430	2,353,227
Vodafone Group PLC	25,979,522	51,892,583

		62,757,821
TRANSPORTATION—0.14%
FirstGroup PLC	239,812	1,306,487

		1,306,487
VENTURE CAPITAL—0.21%
3i Group PLC	478,622	1,971,553

		1,971,553
WATER—0.49%
Severn Trent PLC	116,900	2,024,858
United Utilities Group PLC	338,342	2,639,190

		4,664,048

TOTAL COMMON STOCKS
(Cost: $1,202,619,300)		934,435,075

Security	Shares	Value

RIGHTS—0.10%

ELECTRIC—0.10%
National Grid PLC(a)	492,316	976,966

		976,966

TOTAL RIGHTS
(Cost: $0)		976,966

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	747,425	747,425
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(e)(f)	157,381	157,381
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	284,434	284,434

		1,189,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,189,240)		1,189,240

TOTAL INVESTMENTS IN SECURITIES—99.02%
(Cost: $1,203,808,540)		936,601,281
Other Assets, Less Liabilities—0.98%		9,309,353

NET ASSETS—100.00%		$945,910,634

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management's fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares MSCI USA Index Fund

May 31, 2010

Security	Shares	Value

COMMON STOCKS—99.71%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)(a)	108	$902
Omnicom Group Inc.	74	2,808

		3,710
AEROSPACE & DEFENSE—2.10%
Boeing Co. (The)	152	9,755
General Dynamics Corp.	76	5,161
Goodrich Corp.	28	1,943
L-3 Communications Holdings Inc.	26	2,148
Lockheed Martin Corp.	72	5,754
Northrop Grumman Corp.	66	3,992
Raytheon Co.	88	4,612
Rockwell Collins Inc.	34	1,984
United Technologies Corp.	202	13,611

		48,960
AGRICULTURE—1.90%
Altria Group Inc.	470	9,536
Archer-Daniels-Midland Co.	128	3,234
Bunge Ltd.	30	1,463
Lorillard Inc.	36	2,574
Monsanto Co.	124	6,308
Philip Morris International Inc.	426	18,795
Reynolds American Inc.	42	2,190

		44,100
AIRLINES—0.05%
Delta Air Lines Inc.(a)	44	597
Southwest Airlines Co.	40	498

		1,095
APPAREL—0.50%
Coach Inc.	70	2,878
Nike Inc. Class B	86	6,225
Polo Ralph Lauren Corp.	12	1,042
VF Corp.	20	1,547

		11,692
AUTO MANUFACTURERS—0.47%
Ford Motor Co.(a)	670	7,859
PACCAR Inc.	76	3,116

		10,975
AUTO PARTS & EQUIPMENT—0.26%
BorgWarner Inc.(a)	26	969
Goodyear Tire & Rubber Co. (The)(a)	50	595
Johnson Controls Inc.	156	4,450

		6,014

BANKS—5.12%
Bank of America Corp.	2,266	35,667
Bank of New York Mellon Corp. (The)	274	7,453
BB&T Corp.	160	4,838
CIT Group Inc.(a)	44	1,619
Comerica Inc.	38	1,448
Fifth Third Bancorp	182	2,364
KeyCorp	194	1,556
M&T Bank Corp.	20	1,585
Marshall & Ilsley Corp.	110	896
Northern Trust Corp.	48	2,439
PNC Financial Services Group Inc. (The)(b)	118	7,404
Regions Financial Corp.	262	1,999
State Street Corp.	116	4,428
SunTrust Banks Inc.	112	3,018
U.S. Bancorp	434	10,399
Wells Fargo & Co.	1,112	31,903

		119,016
BEVERAGES—2.35%
Brown-Forman Corp. Class B NVS	18	998
Coca-Cola Co. (The)	468	24,055
Coca-Cola Enterprises Inc.	64	1,671
Constellation Brands Inc. Class A(a)	44	733
Dr Pepper Snapple Group Inc.	56	2,120
Hansen Natural Corp.(a)	16	625
Molson Coors Brewing Co. Class B NVS	34	1,395
PepsiCo Inc.	368	23,144

		54,741
BIOTECHNOLGY—1.33%
Amgen Inc.(a)	226	11,702
Biogen Idec Inc.(a)	60	2,846
Celgene Corp.(a)	106	5,593
Charles River Laboratories International Inc.(a)	14	470
Genzyme Corp.(a)	62	3,016
Human Genome Sciences Inc.(a)	44	1,089
Illumina Inc.(a)	28	1,177
Life Technologies Corp.(a)	40	2,002
Millipore Corp.(a)	12	1,275
Vertex Pharmaceuticals Inc.(a)	48	1,660

		30,830
BUILDING MATERIALS—0.09%
Martin Marietta Materials Inc.	10	932
Masco Corp.	80	1,068

		2,000
CHEMICALS—1.74%
Air Products and Chemicals Inc.	50	3,453
Airgas Inc.	16	1,000
Celanese Corp. Series A	32	917
CF Industries Holdings Inc.	16	1,097
Dow Chemical Co. (The)	260	6,997
E.I. du Pont de Nemours and Co.	206	7,451
Eastman Chemical Co.	16	966
Ecolab Inc.	52	2,456
FMC Corp.	16	969
International Flavors & Fragrances Inc.	18	801
Lubrizol Corp.	16	1,417
Mosaic Co. (The)	34	1,570
PPG Industries Inc.	40	2,563
Praxair Inc.	70	5,432
Sherwin-Williams Co. (The)	22	1,686

Sigma-Aldrich Corp.	30	1,598

		40,373
COAL—0.25%
Alpha Natural Resources Inc.(a)	26	998
Arch Coal Inc.	36	776
CONSOL Energy Inc.	48	1,751
Peabody Energy Corp.	60	2,337

		5,862
COMMERCIAL SERVICES—1.70%
Accenture PLC Class A	144	5,403
Alliance Data Systems Corp.(a)	12	848
Apollo Group Inc. Class A(a)	32	1,701
DeVry Inc.	14	805
Equifax Inc.	28	847
H&R Block Inc.	74	1,190
Iron Mountain Inc.	40	981
ITT Educational Services Inc.(a)	8	807
Lender Processing Services Inc.	22	747
Manpower Inc.	18	823
MasterCard Inc. Class A	22	4,439
McKesson Corp.	60	4,200
Moody’s Corp.	44	902
Pharmaceutical Product Development Inc.	24	644
Quanta Services Inc.(a)	46	953
R.R. Donnelley & Sons Co.	46	881
Robert Half International Inc.	32	809
SAIC Inc.(a)	88	1,513
Verisk Analytics Inc. Class A(a)	24	726
Visa Inc. Class A	108	7,826
Western Union Co.	152	2,426

		39,471
COMPUTERS—6.20%
Apple Inc.(a)	206	52,975
Cognizant Technology Solutions Corp. Class A(a)	66	3,303
Computer Sciences Corp.(a)	34	1,700
Dell Inc.(a)	398	5,305
EMC Corp.(a)	462	8,602
Hewlett-Packard Co.	532	24,477
IHS Inc. Class A(a)	10	518
International Business Machines Corp.	294	36,826
NetApp Inc.(a)	74	2,788
SanDisk Corp.(a)	50	2,331
Seagate Technology(a)	110	1,690
Synopsys Inc.(a)	32	685
Teradata Corp.(a)	38	1,214
Western Digital Corp.(a)	50	1,741

		144,155
COSMETICS & PERSONAL CARE—2.26%
Avon Products Inc.	96	2,543
Colgate-Palmolive Co.	110	8,590
Estee Lauder Companies Inc. (The) Class A	24	1,398
Procter & Gamble Co. (The)	656	40,075

		52,606
DISTRIBUTION & WHOLESALE—0.19%
Fastenal Co.	30	1,513
Genuine Parts Co.	36	1,462
W.W. Grainger Inc.	14	1,425
		4,400

DIVERSIFIED FINANCIAL SERVICES—5.29%
American Express Co.	242	9,649
Ameriprise Financial Inc.	56	2,228
BlackRock Inc.(b)	8	1,343
Capital One Financial Corp.	106	4,378
Charles Schwab Corp. (The)	230	3,758
Citigroup Inc.(a)	4,820	19,087
CME Group Inc.	16	5,066
Discover Financial Services	120	1,614
Eaton Vance Corp.	24	717
Franklin Resources Inc.	36	3,531
Goldman Sachs Group Inc. (The)	110	15,869
IntercontinentalExchange Inc.(a)	14	1,626
Invesco Ltd.	94	1,745
Jefferies Group Inc.	22	513
JPMorgan Chase & Co.	898	35,543
Legg Mason Inc.	36	1,070
Morgan Stanley	286	7,754
NASDAQ OMX Group Inc. (The)(a)	32	595
NYSE Euronext Inc.	58	1,663
SLM Corp.(a)	104	1,155
T. Rowe Price Group Inc.	60	2,971
TD AMERITRADE Holding Corp.(a)	58	1,028

		122,903
ELECTRIC—3.09%
AES Corp. (The)(a)	148	1,520
Allegheny Energy Inc.	38	777
Alliant Energy Corp.	24	771
Ameren Corp.	52	1,282
American Electric Power Co. Inc.	106	3,388
Calpine Corp.(a)	78	1,069
CenterPoint Energy Inc.	82	1,117
Consolidated Edison Inc.	66	2,811
Constellation Energy Group Inc.	40	1,415
Dominion Resources Inc.	138	5,376
DTE Energy Co.	36	1,638
Duke Energy Corp.	300	4,788
Edison International	68	2,200
Entergy Corp.	42	3,153
Exelon Corp.	152	5,867
FirstEnergy Corp.	68	2,394
FPL Group Inc.	90	4,494
Integrys Energy Group Inc.	16	724
MDU Resources Group Inc.	40	748
Northeast Utilities	38	986
NRG Energy Inc.(a)	56	1,308
NSTAR	24	843
Pepco Holdings Inc.	48	774
PG&E Corp.	82	3,403
Pinnacle West Capital Corp.	24	843
PPL Corp.	84	2,168
Progress Energy Inc.	62	2,393
Public Service Enterprise Group Inc.	112	3,431
SCANA Corp.	26	944
Southern Co.	182	5,951
Wisconsin Energy Corp.	26	1,274
Xcel Energy Inc.	100	2,049

		71,899
ELECTRIC COMPONENTS & EQUIPMENT—0.42%
AMETEK Inc.	24	974
Emerson Electric Co.	172	7,988
Energizer Holdings Inc.(a)	14	787

		9,749

ELECTRIC—0.82%
Agilent Technologies Inc.(a)	76	2,459
Amphenol Corp. Class A	38	1,611
Arrow Electronics Inc.(a)	26	709
Avnet Inc.(a)	34	976
Dolby Laboratories Inc. Class A(a)	12	792
Flextronics International Ltd.(a)	180	1,181
FLIR Systems Inc.(a)	34	969
Garmin Ltd.	26	873
Thermo Fisher Scientific Inc.(a)	94	4,894
Tyco Electronics Ltd.	102	2,940
Waters Corp.(a)	24	1,643

		19,047
ENERGY - ALTERNATE SOURCES—0.06%
First Solar Inc.(a)	12	1,348

		1,348
ENGINEERING & CONSTRUCTION—0.28%
Fluor Corp.	40	1,877
Foster Wheeler AG(a)	28	672
Jacobs Engineering Group Inc.(a)	28	1,169
KBR Inc.	36	791
McDermott International Inc.(a)	50	1,109
URS Corp.(a)	18	803

		6,421
ENTERTAINMENT—0.05%
International Game Technology	66	1,292

		1,292
ENVIRONMENTAL CONTROL—0.30%
Republic Services Inc.	84	2,446
Stericycle Inc.(a)	18	1,055
Waste Management Inc.	108	3,511

		7,012
FOOD—2.02%
Campbell Soup Co.	46	1,647
ConAgra Foods Inc.	98	2,370
Dean Foods Co.(a)	40	426
General Mills Inc.	76	5,413
H.J. Heinz Co.	70	3,092
Hershey Co. (The)	36	1,685
Hormel Foods Corp.	16	637
J.M. Smucker Co. (The)	26	1,436
Kellogg Co.	62	3,313
Kraft Foods Inc. Class A	396	11,325
Kroger Co. (The)	140	2,818
McCormick & Co. Inc. NVS	26	1,003
Ralcorp Holdings Inc.(a)	12	721
Safeway Inc.	90	1,992
Sara Lee Corp.	146	2,069
SUPERVALU Inc.	46	620
Sysco Corp.	138	4,114
Tyson Foods Inc. Class A	64	1,125
Whole Foods Market Inc.(a)	32	1,294

		47,100
FOREST PRODUCTS & PAPER—0.30%
International Paper Co.	90	2,091
MeadWestvaco Corp.	38	908
Plum Creek Timber Co. Inc.	36	1,261

Rayonier Inc.	18	808
Weyerhaeuser Co.	46	1,958

		7,026
GAS—0.17%
Energen Corp.	16	708
NiSource Inc.	60	898
Sempra Energy	52	2,392

		3,998
HAND & MACHINE TOOLS—0.08%
Stanley Black & Decker Inc.	34	1,897

		1,897
HEALTH CARE - PRODUCTS—3.63%
Baxter International Inc.	136	5,743
Beckman Coulter Inc.	16	919
Becton, Dickinson and Co.	52	3,708
Boston Scientific Corp.(a)	334	2,021
C.R. Bard Inc.	22	1,781
CareFusion Corp.(a)	42	1,068
Covidien PLC	116	4,917
DENTSPLY International Inc.	32	1,038
Edwards Lifesciences Corp.(a)	28	1,415
Henry Schein Inc.(a)	20	1,128
Hologic Inc.(a)	56	834
Intuitive Surgical Inc.(a)	8	2,582
Johnson & Johnson	624	36,379
Medtronic Inc.	252	9,873
Patterson Companies Inc.	20	594
St. Jude Medical Inc.(a)	74	2,763
Stryker Corp.	66	3,500
Varian Medical Systems Inc.(a)	28	1,403
Zimmer Holdings Inc.(a)	48	2,685

		84,351
HEALTH CARE - SERVICES—1.03%
Aetna Inc.	96	2,799
Covance Inc.(a)	14	739
Coventry Health Care Inc.(a)	32	662
DaVita Inc.(a)	22	1,395
Humana Inc.(a)	38	1,750
Laboratory Corp. of America Holdings(a)	24	1,815
Quest Diagnostics Inc.	34	1,794
UnitedHealth Group Inc.	264	7,674
WellPoint Inc.(a)	102	5,233

		23,861
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	42	921

		921
HOME BUILDERS—0.10%
D.R. Horton Inc.	64	780
Pulte Homes Inc.(a)	76	847
Toll Brothers Inc.(a)	30	632

		2,259
HOME FURNISHING—0.08%
Whirlpool Corp.	18	1,880

		1,880

HOUSEHOLD PRODUCTS & WARES—0.48%
Avery Dennison Corp.	22	752
Church & Dwight Co. Inc.	16	1,053
Clorox Co. (The)	30	1,885
Fortune Brands Inc.	34	1,613
Kimberly-Clark Corp.	96	5,827

		11,130
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	62	1,033

		1,033
INSURANCE—3.50%
ACE Ltd.	78	3,835
Aflac Inc.	106	4,696
Allstate Corp. (The)	114	3,492
American International Group Inc.(a)	26	920
Aon Corp.	54	2,131
Arch Capital Group Ltd.(a)	12	882
Assurant Inc.	26	902
Axis Capital Holdings Ltd.	30	912
Berkshire Hathaway Inc. Class B(a)	130	9,172
Chubb Corp.	76	3,818
CIGNA Corp.	60	2,008
Cincinnati Financial Corp.	34	925
Everest Re Group Ltd.	14	1,018
Fidelity National Financial Inc. Class A	48	692
First American Corp.	20	681
Genworth Financial Inc. Class A(a)	108	1,684
Hartford Financial Services Group Inc. (The)	92	2,306
Lincoln National Corp.	66	1,746
Loews Corp.	76	2,471
Marsh & McLennan Companies Inc.	116	2,530
MetLife Inc.	186	7,531
Old Republic International Corp.	54	748
PartnerRe Ltd.	14	1,021
Principal Financial Group Inc.	70	1,903
Progressive Corp. (The)	142	2,782
Prudential Financial Inc.	106	6,117
RenaissanceRe Holdings Ltd.	14	757
Torchmark Corp.	18	928
Transatlantic Holdings Inc.	14	658
Travelers Companies Inc. (The)	118	5,838
Unum Group	74	1,709
Validus Holdings Ltd.	20	491
W.R. Berkley Corp.	32	872
White Mountains Insurance Group Ltd.	2	654
Willis Group Holdings PLC	38	1,164
XL Capital Ltd. Class A	76	1,338

		81,332
INTERNET—2.57%
Akamai Technologies Inc.(a)	38	1,509
Amazon.com Inc.(a)	80	10,037
eBay Inc.(a)	268	5,738
Expedia Inc.	44	949
F5 Networks Inc.(a)	18	1,266
Google Inc. Class A(a)	54	26,200
Liberty Media Corp. - Liberty Interactive Group Series A(a)	126	1,634
McAfee Inc.(a)	34	1,081
Netflix Inc.(a)	10	1,111
Priceline.com Inc.(a)	10	1,912
Symantec Corp.(a)	180	2,551
VeriSign Inc.(a)	42	1,172

Yahoo! Inc.(a)	300	4,602

		59,762
IRON & STEEL—0.31%
Allegheny Technologies Inc.	20	1,094
Cliffs Natural Resources Inc.	30	1,676
Nucor Corp.	70	3,013
United States Steel Corp.	32	1,511

		7,294
LEISURE TIME—0.27%
Carnival Corp.	108	3,913
Harley-Davidson Inc.	52	1,571
Royal Caribbean Cruises Ltd.(a)	30	870

		6,354
LODGING—0.34%
Las Vegas Sands Corp.(a)	72	1,691
Marriott International Inc. Class A	66	2,208
MGM Resorts International(a)	58	723
Starwood Hotels & Resorts Worldwide Inc.	42	1,942
Wynn Resorts Ltd.	16	1,342

		7,906
MACHINERY—0.98%
AGCO Corp.(a)	20	575
Bucyrus International Inc.	18	964
Caterpillar Inc.	142	8,628
Cummins Inc.	46	3,127
Deere & Co.	94	5,422
Flowserve Corp.	12	1,141
Joy Global Inc.	22	1,122
Rockwell Automation Inc.	32	1,710

		22,689
MANUFACTURING—3.94%
3M Co.	152	12,055
Cooper Industries PLC	38	1,785
Danaher Corp.	64	5,080
Dover Corp.	42	1,885
Eaton Corp.	38	2,658
General Electric Co.	2,412	39,436
Harsco Corp.	18	490
Honeywell International Inc.	166	7,100
Illinois Tool Works Inc.	100	4,643
Ingersoll-Rand PLC	76	2,836
ITT Corp.	38	1,835
Leggett & Platt Inc.	32	745
Pall Corp.	26	885
Parker Hannifin Corp.	36	2,213
Pentair Inc.	20	687
Roper Industries Inc.	20	1,160
SPX Corp.	10	591
Textron Inc.	60	1,240
Tyco International Ltd.	118	4,271

		91,595
MEDIA—2.95%
Cablevision NY Group Class A	54	1,340
CBS Corp. Class B NVS	142	2,068
Comcast Corp. Class A	468	8,466
Comcast Corp. Class A Special	174	2,996
DIRECTV Class A(a)	206	7,764
Discovery Communications Inc. Series A(a)	30	1,130
Discovery Communications Inc. Series C(a)	32	1,016

DISH Network Corp. Class A	46	959
Liberty Global Inc. Series A(a)	28	722
Liberty Global Inc. Series C(a)	26	667
McGraw-Hill Companies Inc. (The)	70	1,946
News Corp. Class A NVS	416	5,491
News Corp. Class B	98	1,505
Scripps Networks Interactive Inc. Class A	20	904
Time Warner Cable Inc.	82	4,488
Time Warner Inc.	258	7,995
Viacom Inc. Class B NVS(a)	128	4,302
Walt Disney Co. (The)	414	13,836
Washington Post Co. (The) Class B	2	932

		68,527
METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	32	3,734

		3,734
MINING—0.73%
Alcoa Inc.	234	2,724
Freeport-McMoRan Copper & Gold Inc.	98	6,865
Newmont Mining Corp.	110	5,920
Vulcan Materials Co.	28	1,413

		16,922
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	46	1,041
Xerox Corp.	296	2,756

		3,797
OIL & GAS—8.90%
Anadarko Petroleum Corp.	112	5,861
Apache Corp.	78	6,984
Cabot Oil & Gas Corp.	22	763
Chesapeake Energy Corp.	148	3,306
Chevron Corp.	454	33,537
Cimarex Energy Co.	18	1,323
ConocoPhillips	320	16,595
Denbury Resources Inc.(a)	84	1,382
Devon Energy Corp.	98	6,257
Diamond Offshore Drilling Inc.	16	1,010
EOG Resources Inc.	58	6,081
EQT Corp.	30	1,176
Exxon Mobil Corp.	1,068	64,571
Helmerich & Payne Inc.	24	904
Hess Corp.	66	3,511
Marathon Oil Corp.	164	5,099
Murphy Oil Corp.	40	2,135
Nabors Industries Ltd.(a)	62	1,180
Newfield Exploration Co.(a)	30	1,562
Noble Corp.(a)	58	1,686
Noble Energy Inc.	42	2,499
Occidental Petroleum Corp.	184	15,182
Petrohawk Energy Corp.(a)	66	1,269
Pioneer Natural Resources Co.	26	1,656
Plains Exploration & Production Co.(a)	30	663
Pride International Inc.(a)	38	941
Range Resources Corp.	40	1,798
Rowan Companies Inc.(a)	26	644
Southwestern Energy Co.(a)	76	2,858
Sunoco Inc.	26	777
Transocean Ltd.(a)	74	4,201
Ultra Petroleum Corp.(a)	34	1,565
Valero Energy Corp.	124	2,316
XTO Energy Inc.	134	5,727

		207,019

OIL & GAS SERVICES—1.54%
Baker Hughes Inc.	94	3,585
Cameron International Corp.(a)	54	1,955
FMC Technologies Inc.(a)	26	1,512
Halliburton Co.	208	5,165
National Oilwell Varco Inc.	98	3,737
Schlumberger Ltd.	272	15,273
Smith International Inc.	60	2,253
Weatherford International Ltd.(a)	166	2,344

		35,824
PACKAGING & CONTAINERS—0.20%
Ball Corp.	20	985
Crown Holdings Inc.(a)	36	846
Owens-Illinois Inc.(a)	38	1,153
Pactiv Corp.(a)	30	858
Sealed Air Corp.	36	750

		4,592
PHARMACEUTICALS—5.34%
Abbott Laboratories	350	16,646
Allergan Inc.	68	4,093
AmerisourceBergen Corp.	64	2,002
Bristol-Myers Squibb Co.	388	9,005
Cardinal Health Inc.	80	2,759
Cephalon Inc.(a)	16	942
Eli Lilly and Co.	234	7,673
Express Scripts Inc.(a)	60	6,036
Forest Laboratories Inc.(a)	66	1,708
Gilead Sciences Inc.(a)	204	7,328
Hospira Inc.(a)	36	1,874
Mead Johnson Nutrition Co. Class A	46	2,269
Medco Health Solutions Inc.(a)	106	6,111
Merck & Co. Inc.	692	23,313
Mylan Inc.(a)	68	1,322
Omnicare Inc.	26	653
Perrigo Co.	18	1,069
Pfizer Inc.	1,828	27,840
Warner Chilcott PLC Class A(a)	24	555
Watson Pharmaceuticals Inc.(a)	22	972

		124,170
PIPELINES—0.48%
El Paso Corp.	154	1,746
Kinder Morgan Management LLC	18	997
ONEOK Inc.	22	978
Questar Corp.	38	1,705
Spectra Energy Corp.	146	2,921
Williams Companies Inc. (The)	138	2,726

		11,073
REAL ESTATE INVESTMENT TRUSTS—1.51%
AMB Property Corp.	36	934
Annaly Capital Management Inc.	122	2,069
AvalonBay Communities Inc.	18	1,765
Boston Properties Inc.	34	2,607
Duke Realty Corp.	50	594
Equity Residential	62	2,798
Federal Realty Investment Trust	14	1,032
HCP Inc.	64	2,039
Health Care REIT Inc.	28	1,206
Host Hotels & Resorts Inc.	140	1,996
Kimco Realty Corp.	88	1,258
Liberty Property Trust	24	739
Macerich Co. (The)	30	1,241

ProLogis	104	1,184
Public Storage	34	3,152
Regency Centers Corp.	20	735
Simon Property Group Inc.	64	5,442
Ventas Inc.	34	1,596
Vornado Realty Trust	36	2,797

		35,184
RETAIL—6.37%
Abercrombie & Fitch Co. Class A	20	717
Advance Auto Parts Inc.	20	1,035
American Eagle Outfitters Inc.	42	550
AutoNation Inc.(a)	16	320
AutoZone Inc.(a)	6	1,145
Bed Bath & Beyond Inc.(a)	58	2,602
Best Buy Co. Inc.	80	3,380
CarMax Inc.(a)	50	1,087
Costco Wholesale Corp.	100	5,825
CVS Caremark Corp.	314	10,874
Darden Restaurants Inc.	30	1,287
Dollar General Corp.(a)	20	605
Dollar Tree Inc.(a)	20	1,252
Family Dollar Stores Inc.	30	1,222
GameStop Corp. Class A(a)	34	775
Gap Inc. (The)	108	2,354
Home Depot Inc. (The)	386	13,070
J.C. Penney Co. Inc.	46	1,265
Kohl’s Corp.(a)	68	3,451
Limited Brands Inc.	60	1,492
Lowe’s Companies Inc.	330	8,168
Macy’s Inc.	94	2,088
McDonald’s Corp.	244	16,316
Nordstrom Inc.	36	1,429
O’Reilly Automotive Inc.(a)	30	1,531
PetSmart Inc.	28	889
Ross Stores Inc.	28	1,467
Sears Holdings Corp.(a)	10	881
Staples Inc.	164	3,529
Starbucks Corp.	172	4,453
Target Corp.	162	8,834
Tiffany & Co.	28	1,272
TJX Companies Inc. (The)	94	4,273
Urban Outfitters Inc.(a)	28	1,016
Wal-Mart Stores Inc.	518	26,190
Walgreen Co.	224	7,177
Yum! Brands Inc.	104	4,259

		148,080
SAVINGS & LOANS—0.18%
Hudson City Bancorp Inc.	104	1,311
New York Community Bancorp Inc.	88	1,412
People’s United Financial Inc.	82	1,146
TFS Financial Corp.	20	265

		4,134
SEMICONDUCTORS—2.68%
Advanced Micro Devices Inc.(a)	126	1,080
Altera Corp.	66	1,556
Analog Devices Inc.	64	1,867
Applied Materials Inc.	310	4,002
Broadcom Corp. Class A	102	3,521
Cree Inc.(a)	22	1,460
Intel Corp.	1,250	26,775
KLA-Tencor Corp.	38	1,169
Lam Research Corp.(a)	28	1,060
Linear Technology Corp.	50	1,398
LSI Corp.(a)	144	767

Marvell Technology Group Ltd.(a)	116	2,202
Maxim Integrated Products Inc.	68	1,208
MEMC Electronic Materials Inc.(a)	50	567
Microchip Technology Inc.	40	1,114
Micron Technology Inc.(a)	188	1,709
National Semiconductor Corp.	52	731
NVIDIA Corp.(a)	122	1,603
Texas Instruments Inc.	284	6,935
Xilinx Inc.	62	1,516

		62,240
SOFTWARE—4.33%
Activision Blizzard Inc.	126	1,354
Adobe Systems Inc.(a)	116	3,721
Autodesk Inc.(a)	50	1,463
Automatic Data Processing Inc.	118	4,824
BMC Software Inc.(a)	40	1,480
CA Inc.	92	1,863
Cerner Corp.(a)	16	1,339
Citrix Systems Inc.(a)	40	1,744
Dun & Bradstreet Corp. (The)	12	876
Electronic Arts Inc.(a)	72	1,189
Fidelity National Information Services Inc.	70	1,926
Fiserv Inc.(a)	34	1,617
Intuit Inc.(a)	66	2,359
Microsoft Corp.	1,784	46,027
Nuance Communications Inc.(a)	46	784
Oracle Corp.	908	20,494
Paychex Inc.	72	2,055
Red Hat Inc.(a)	42	1,231
Salesforce.com Inc.(a)	24	2,077
SEI Investments Co.	30	633
Total System Services Inc.	38	555
VMware Inc. Class A(a)	16	1,059

		100,670
TELECOMMUNICATIONS—5.47%
American Tower Corp. Class A(a)	94	3,810
AT&T Inc.	1,336	32,465
CenturyLink Inc.	66	2,266
Cisco Systems Inc.(a)	1,294	29,969
Corning Inc.	352	6,135
Crown Castle International Corp.(a)	64	2,370
Harris Corp.	30	1,407
Juniper Networks Inc.(a)	116	3,088
Level 3 Communications Inc.(a)	372	498
MetroPCS Communications Inc.(a)	54	485
Motorola Inc.(a)	524	3,589
NII Holdings Inc.(a)	36	1,313
QUALCOMM Inc.	378	13,442
Qwest Communications International Inc.	344	1,803
SBA Communications Corp. Class A(a)	24	793
Sprint Nextel Corp.(a)	666	3,417
Telephone and Data Systems Inc.	12	395
Verizon Communications Inc.	644	17,723
Virgin Media Inc.	72	1,163
Windstream Corp.	96	1,024

		127,155
TEXTILES—0.06%
Cintas Corp.	30	780
Mohawk Industries Inc.(a)	12	674

		1,454
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	28	1,124

Mattel Inc.	80	1,733

		2,857
TRANSPORTATION—1.64%
C.H. Robinson Worldwide Inc.	38	2,208
CSX Corp.	90	4,702
Expeditors International of Washington Inc.	52	1,986
FedEx Corp.	68	5,677
J.B. Hunt Transport Services Inc.	20	691
Norfolk Southern Corp.	82	4,630
Union Pacific Corp.	116	8,286
United Parcel Service Inc. Class B	160	10,042

		38,222
WATER—0.03%
American Water Works Co. Inc.	38	773

		773
TOTAL COMMON STOCKS
(Cost: $ 2,479,036)		2,318,486

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	4,169	4,169

		4,169

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 4,169)		4,169

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $2,483,205)		2,322,655
Other Assets, Less Liabilities—0.11%		2,480

NET ASSETS—100.00%		$2,325,135

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Eastern Europe, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market, iShares MSCI United Kingdom and iShares MSCI USA Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI Emerging Markets Eastern Europe Index Fund commenced operations on September 30, 2009. The iShares MSCI USA Index Fund commenced operations on May 5, 2010.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of May 31, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Australia	$2,236,080,920	$—	$—	$2,236,080,920
Austria Investable Market	125,537,823	—	—	125,537,823
Belgium Investable Market	50,664,945	—	—	50,664,945
Brazil	9,179,889,931	—	—	9,179,889,931
BRIC	931,841,132	—	—	931,841,132
Canada	3,378,242,260	—	—	3,378,242,260
Chile Investable Market	308,502,549	—	—	308,502,549
Emerging Markets
Common Stocks	30,152,059,428	—	26,166,348	30,178,225,776
Preferred Stocks	2,620,210,473	—	—	2,620,210,473
Rights	91,072	—	—	91,072
Warrants	82,200	—	—	82,200
Exchange-Traded Funds	154,062,965	—	—	154,062,965
Short-Term Investments	1,648,764,620	—	—	1,648,764,620

Total Emerging Markets	34,575,270,758	—	26,166,348	34,601,437,106

Emerging Markets Eastern Europe
Common Stocks	12,170,890	—	15,396	12,186,286
Short-Term Investments	44,712	—	—	44,712

Total Emerging Markets Eastern Europe	12,215,602		15,396	12,230,998

EMU	640,342,720	—	—	640,342,720
France	293,957,034	—	—	293,957,034
Germany	1,171,733,213	—	—	1,171,733,213
Hong Kong	1,618,329,572	—	—	1,618,329,572
Israel Capped Investable Market	208,669,607	—	—	208,669,607
Italy	62,744,110	—	—	62,744,110
Japan	5,024,297,111	—	—	5,024,297,111
Japan Small Cap	37,281,878	—	—	37,281,878
Malaysia	532,935,190	—	—	532,935,190
Mexico Investable Market	1,481,410,872	—	—	1,481,410,872
Netherlands Investable Market	126,016,207	—	—	126,016,207
Pacific ex-Japan	3,437,988,928	—	—	3,437,988,928
Singapore	1,615,354,176	—	—	1,615,354,176
South Africa	475,112,425	—	—	475,112,425
South Korea	3,601,778,769	—	—	3,601,778,769
Spain	144,684,838	—	—	144,684,838
Sweden	177,743,622	—	—	177,743,622
Switzerland	350,463,550	—	—	350,463,550
Taiwan
Common Stocks	2,735,352,531	—	51,857,606	2,787,210,137
Short-Term Investments	8,742,251	—	—	8,742,251

Total Taiwan	2,744,094,782	—	51,857,606	2,795,952,388

Thailand Investable Market	221,982,788	—	—	221,982,788
Turkey Investable Market	414,679,408	—	—	414,679,408
United Kingdom	936,601,281	—	—	936,601,281
USA	2,322,655	—	—	2,322,655

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended May 31, 2010:

iShares MSCI Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Emerging Markets
Common Stocks	$—	$(4,480,792)	$27,594,556	$3,052,584	$26,166,348	$(3,289,579)
Emerging Markets Eastern Europe
Common Stocks	—	—	—	15,396	15,396	6,008
Taiwan
Common Stocks	21	(2,202,059)	(5,556,952)	59,616,596	51,857,606	(653,712)

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,583,647,396	$—	$(347,566,476)	$(347,566,476)
Austria Investable Market	210,165,101	—	(84,627,278)	(84,627,278)
Belgium Investable Market	86,962,241	—	(36,297,296)	(36,297,296)
Brazil	6,578,862,523	2,716,564,665	(115,537,257)	2,601,027,408
BRIC	940,066,451	51,658,178	(59,883,497)	(8,225,319)
Canada	3,703,154,036	29,413,254	(354,325,030)	(324,911,776)
Chile Investable Market	235,711,261	73,209,183	(417,895)	72,791,288
Emerging Markets	36,961,800,479	1,928,274,958	(4,288,638,331)	(2,360,363,373)
Emerging Markets Eastern Europe	13,120,759	285,792	(1,175,553)	(889,761)
EMU	1,084,724,413	—	(444,381,693)	(444,381,693)
France	442,084,098	—	(148,127,064)	(148,127,064)
Germany	1,494,745,528	—	(323,012,315)	(323,012,315)
Hong Kong	2,036,195,611	—	(417,866,039)	(417,866,039)
Israel Capped Investable Market	236,074,764	1,863,956	(29,269,113)	(27,405,157)
Italy	133,935,787	—	(71,191,677)	(71,191,677)
Japan	6,724,026,488	—	(1,699,729,377)	(1,699,729,377)
Japan Small Cap	40,891,930	1,372,292	(4,982,344)	(3,610,052)
Malaysia	314,425,425	218,864,850	(355,085)	218,509,765
Mexico Investable Market	1,686,191,271	121,759	(204,902,158)	(204,780,399)
Netherlands Investable Market	176,779,327	—	(50,763,120)	(50,763,120)
Pacific ex-Japan	3,446,169,669	271,477,990	(279,658,731)	(8,180,741)
Singapore	1,704,484,825	—	(89,130,649)	(89,130,649)
South Africa	541,582,667	10,403,834	(76,874,076)	(66,470,242)
South Korea	3,188,495,179	441,258,366	(27,974,776)	413,283,590
Spain	279,294,532	—	(134,609,694)	(134,609,694)
Sweden	245,355,451	—	(67,611,829)	(67,611,829)

Switzerland	425,831,710	—	(75,368,160)	(75,368,160)
Taiwan	2,433,265,643	441,454,780	(78,768,035)	362,686,745
Thailand Investable Market	237,445,149	5,046,034	(20,508,395)	(15,462,361)
Turkey Investable Market	417,057,455	16,535,334	(18,913,381)	(2,378,047)
United Kingdom	1,263,708,122	—	(327,106,841)	(327,106,841)
USA	2,483,205	4,521	(165,071)	(160,550)

2. TRANSACTIONS WITH AFFILIATES

On December 1, 2009, Barclays PLC (“Barclays”) completed the sale of its interest in BlackRock Institutional Trust Company, N.A. (“BTC”), formerly known as Barclays Global Investors, N.A., and certain affiliated companies to BlackRock, Inc. (“BlackRock”, and such sale, the “Transaction”). BTC is a wholly-owned subsidiary of BlackRock.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s underlying index. As of May 31, 2010, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period September 1, 2009 to November 30, 2009, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
United Kingdom
Barclays PLC	4,025	1,003	313	4,715	$22,623,237	$77,129	$1,499,143

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the period December 1, 2009 to May 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
USA
BlackRock Inc.	—	8	—	8	$1,343	$—	$—
PNC Financial Services Group Inc. (The)	—	118	—	118	7,404	—	—

					$8,747	$—	$—

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the nine months ended May 31, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
Emerging Markets
iShares MSCI Malaysia Index Fund	1,159	342	283	1,218	$13,505,424	$191,755	$1,238,113
iShares MSCI South Korea Index Fund	1,318	528	343	1,503	66,143,088	190,142	3,892,695
iShares MSCI Taiwan Index Fund	6,426	1,657	1,532	6,551	74,414,453	1,509,178	2,555,820
Jollibee Foods Corp.	68,446	11,023	15,595	63,874	84,326,938	2,742,528	3,570,480

					$238,389,903	$4,633,603	$11,257,108

Each Fund may invest cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of May 31, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 30, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 30, 2010